  As filed with the United States Securities and Exchange Commission on December
                                                                        18, 2007
                                               1933 Act Registration No. 2-58287
                                             1940 Act Registration No. 811-02729




                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

   Pre-Effective Amendment No. ___                                           [ ]


   Post-Effective Amendment No. 54                                           [X]


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 55                                                          [X]


                        (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS TRUST
               (Exact Name of Registrant as Specified in Charter)

              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919


                              John M. Zerr, Esquire


              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
                     (Name and Address of Agent for Service)

                                    Copy to:


Stephen R. Rimes, Esquire                 Christian A. Szautner, Esquire
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100              1735 Market Street, 51st Floor
Houston, Texas 77046-1173                 Philadelphia, Pennsylvania 19103-7599


Approximate Date of Proposed              As soon as practicable after the
Public Offering:                          effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)


[X]  on December 20, 2007 pursuant to paragraph (b)


[ ]  60 days after filing pursuant to paragraph (a)(1)

     on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              December 20, 2007

CASH MANAGEMENT CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1
STIC Prime Portfolio                                 1
Treasury Portfolio                                   1
Government & Agency Portfolio                        2
Government TaxAdvantage Portfolio                    2
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    5
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fee Table                                            5
Expense Example                                      6
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              7
------------------------------------------------------
OBJECTIVES AND STRATEGIES                            7
------------------------------------------------------
Liquid Assets Portfolio                              7
STIC Prime Portfolio                                 7
Treasury Portfolio                                   8
Government & Agency Portfolio                        8
Government TaxAdvantage Portfolio                    8
RISKS                                                9
------------------------------------------------------
Liquid Assets Portfolio                              9
STIC Prime Portfolio                                10
Treasury Portfolio                                  10
Government & Agency Portfolio                       11
Government TaxAdvantage Portfolio                   11
DISCLOSURE OF PORTFOLIO HOLDINGS                    12
------------------------------------------------------
FUND MANAGEMENT                                     12
------------------------------------------------------
The Advisor                                         12
Advisor Compensation                                12
OTHER INFORMATION                                   13
------------------------------------------------------
Investments in the Funds                            13
Dividends and Distributions                         13
FINANCIAL HIGHLIGHTS                                15
------------------------------------------------------
GENERAL INFORMATION                                A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-4
Frequent Purchases and Redemptions of Fund
  Shares                                           A-5
Taxes                                              A-5
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Foreign Securities Risk    Management Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Repurchase Agreement Risk
Interest Rate Risk      Municipal Securities Risk         Concentration Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Concentration Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        Repurchase Agreement Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                           Repurchase Agreement Risk
Interest Rate Risk                               Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        U.S. Government Obligations Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objective, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO

YEAR ENDED DECEMBER 31                                                   ANNUAL
----------------------                                                    TOTAL
                                                                         RETURNS
                                                                         -------
1997...................................................................    5.59%
1998...................................................................    5.53%
1999...................................................................    5.17%
2000...................................................................    6.44%
2001...................................................................    4.09%
2002...................................................................    1.71%
2003...................................................................    1.04%
2004...................................................................    1.24%
2005...................................................................    3.12%
2006...................................................................    4.97%

STIC PRIME PORTFOLIO

YEAR ENDED DECEMBER 31                                                   ANNUAL
----------------------                                                    TOTAL
                                                                         RETURNS
                                                                         -------
1997...................................................................    5.54%
1998...................................................................    5.51%
1999...................................................................    5.12%
2000...................................................................    6.40%
2001...................................................................    3.97%
2002...................................................................    1.59%
2003...................................................................    1.01%
2004...................................................................    1.22%
2005...................................................................    3.14%
2006...................................................................    4.99%

TREASURY PORTFOLIO

YEAR ENDED DECEMBER 31                                                   ANNUAL
----------------------                                                    TOTAL
                                                                         RETURNS
                                                                         -------
1997...................................................................    5.48%
1998...................................................................    5.39%
1999...................................................................    4.91%
2000...................................................................    6.18%
2001...................................................................    3.96%
2002...................................................................    1.63%
2003...................................................................    1.00%
2004...................................................................    1.14%
2005...................................................................    2.97%
2006...................................................................    4.80%

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

YEAR ENDED DECEMBER 31                                                   ANNUAL
----------------------                                                    TOTAL
                                                                         RETURNS
                                                                         -------
1999...................................................................    5.05%
2000...................................................................    6.37%
2001...................................................................    4.01%
2002...................................................................    1.66%
2003...................................................................    1.02%
2004...................................................................    1.20%
2005...................................................................    3.07%
2006...................................................................    4.90%

GOVERNMENT TAXADVANTAGE PORTFOLIO

YEAR ENDED DECEMBER 31                                                   ANNUAL
----------------------                                                    TOTAL
                                                                         RETURNS
                                                                         -------
2000...................................................................    5.88%
2001...................................................................    3.86%
2002...................................................................    1.61%
2003...................................................................    0.95%
2004...................................................................    1.16%
2005...................................................................    3.00%
2006...................................................................    4.82%

    The year-to-date total return for each fund as of September 30, 2007 was as follows:

FUND
-------------------------------------------------
Liquid Assets Portfolio--Cash Management
  Class                                     3.93%
STIC Prime Portfolio--Cash Management
  Class                                     3.93%
Treasury Portfolio--Cash Management Class   3.72%
Government & Agency Portfolio--Cash
  Management Class                          3.86%
Government TaxAdvantage Portfolio--Cash
  Management Class                          3.79%
-------------------------------------------------

    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                             HIGHEST QUARTERLY RETURN                 LOWEST QUARTERLY RETURN
FUND                                              (QUARTER ENDED)                         (QUARTER ENDED)
----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Cash Management   1.65%  September 30, 2000 and              0.23%  September 30, 2003,
  Class                                           December 31, 2000                          December 31, 2003,
                                                                                             March 31, 2004, and
                                                                                             June 30, 2004
----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Cash Management      1.64%  September 30, 2000 and              0.21%  March 31, 2004
  Class                                           December 31, 2000
----------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Cash Management Class  1.60%  December 31, 2000                   0.21%  March 31, 2004 and
                                                                                             June 30, 2004
----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio--Cash        1.64%  December 31, 2000                   0.22%  March 31, 2004 and
  Management Class                                                                           June 30, 2004
----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio--Cash    1.59%  December 31, 2000                   0.20%  September 30, 2003
  Management Class
----------------------------------------------------------------------------------------------------------------

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Cash Management shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2006)              1 YEAR     5 YEARS    10 YEARS   INCEPTION         DATE
--------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Cash
  Management Class                4.97%      2.40%      3.87%          --         01/17/96
STIC Prime Portfolio--Cash
  Management Class                4.99%      2.38%      3.83%          --         06/30/94
Treasury Portfolio--Cash
  Management Class                4.80%      2.30%      3.73%          --         08/18/93
Government & Agency
  Portfolio--Cash Management
  Class                           4.90%      2.36%        --         3.46%        09/01/98
Government TaxAdvantage
  Portfolio--Cash Management
  Class                           4.82%      2.30%        --         3.03%        12/30/99
--------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Class shares of the funds.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------
                                        LIQUID                                  GOVERNMENT &    GOVERNMENT
(fees paid directly from your           ASSETS       STIC PRIME    TREASURY      AGENCY         TAXADVANTAGE
investment)                             PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price)       None          None         None           None            None

(Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)              None          None         None           None            None
------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------------------------------------------
                                                LIQUID                                  GOVERNMENT &    GOVERNMENT
(expenses that are deducted from fund           ASSETS       STIC PRIME    TREASURY      AGENCY         TAXADVANTAGE
assets)                                         PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Management Fees                                   0.15%         0.15%        0.15%          0.10%           0.18%

Distribution and/or Service (12b-1) Fees          0.10          0.10         0.10           0.10            0.10

Other Expenses                                    0.03          0.04         0.04           0.05            0.12

Acquired Fund Fees and Expenses                   None          None         None           None            None

Total Annual Fund Operating Expenses              0.28          0.29         0.29           0.25            0.40

Fee Waiver(2)                                     0.08          0.09         0.09           0.05            0.20

Net Annual Fund Operating Expenses                0.20          0.20         0.20           0.20            0.20
--------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each fund. These expense limitation agreements are in effect through at least June 30, 2008.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
  (i)  invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all your shares at the end of the periods indicated;
  (iii)earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
Liquid Assets Portfolio             $20       $82      $149       $348
STIC Prime Portfolio                 20        84       154        359
Treasury Portfolio                   20        84       154        359
Government & Agency Portfolio        20        75       136        313
Government TaxAdvantage Portfolio    20       108       204        486
------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on (+)each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Cash Management Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.20%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%        9.75%       14.93%       20.35%       26.03%
End of Year Balance           $10,480.00   $10,974.66   $11,492.66   $12,035.11   $12,603.17
Estimated Annual Expenses     $    20.48   $    30.04   $    31.45   $    32.94   $    34.49
--------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)            0.28%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.98%       38.21%       44.73%       51.56%       58.72%
End of Year Balance           $13,198.04   $13,820.99   $14,473.34   $15,156.48   $15,871.87
Estimated Annual Expenses     $    36.12   $    37.83   $    39.61   $    41.48   $    43.44
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.20%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%        9.74%       14.90%       20.32%       25.98%
End of Year Balance           $10,480.00   $10,973.61   $11,490.46   $12,031.67   $12,598.36
Estimated Annual Expenses     $    20.48   $    31.11   $    32.57   $    34.11   $    35.71
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.29%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.92%       38.13%       44.64%       51.45%       58.58%
End of Year Balance           $13,191.74   $13,813.07   $14,463.67   $15,144.91   $15,858.23
Estimated Annual Expenses     $    37.40   $    39.16   $    41.00   $    42.93   $    44.95
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.20%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%        9.74%       14.90%       20.32%       25.98%
End of Year Balance           $10,480.00   $10,973.61   $11,490.46   $12,031.67   $12,598.36
Estimated Annual Expenses     $    20.48   $    31.11   $    32.57   $    34.11   $    35.71
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.29%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.92%       38.13%       44.64%       51.45%       58.58%
End of Year Balance           $13,191.74   $13,813.07   $14,463.67   $15,144.91   $15,858.23
Estimated Annual Expenses     $    37.40   $    39.16   $    41.00   $    42.93   $    44.95
--------------------------------------------------------------------------------------------

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.20%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%        9.78%       14.99%       20.45%       26.18%
End of Year Balance           $10,480.00   $10,977.80   $11,499.25   $12,045.46   $12,617.62
Estimated Annual Expenses     $    20.48   $    26.82   $    28.10   $    29.43   $    30.83
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
CASH MANAGEMENT CLASS           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.17%       38.45%       45.02%       51.91%       59.13%
End of Year Balance           $13,216.96   $13,844.76   $14,502.39   $15,191.25   $15,912.84
Estimated Annual Expenses     $    32.29   $    33.83   $    35.43   $    37.12   $    38.88
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO -- CASH
MANAGEMENT CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.20%        0.40%        0.40%        0.40%        0.40%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%        9.62%       14.66%       19.94%       25.46%
End of Year Balance           $10,480.00   $10,962.08   $11,466.34   $11,993.79   $12,545.50
Estimated Annual Expenses     $    20.48   $    42.88   $    44.86   $    46.92   $    49.08
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO -- CASH
MANAGEMENT CLASS                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.40%        0.40%        0.40%        0.40%        0.40%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.23%       37.26%       43.58%       50.18%       57.09%
End of Year Balance           $13,122.59   $13,726.23   $14,357.64   $15,018.09   $15,708.92
Estimated Annual Expenses     $    51.34   $    53.70   $    56.17   $    58.75   $    61.45
--------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Foreign Securities Risk--Foreign securities and securities backed by foreign guarantees may have additional risks, including relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION AVAILABLE                                POSTING TO WEBSITE                          AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the funds' Statement of Additional Information, which is available to Qualified Persons at http://www.aiminvestments.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (AIM or the advisor) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.
    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM, A I M Distributors, Inc. (ADI) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the funds' Statement of Additional Information.
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007, the advisor received compensation, after fee waivers and/or expense reimbursements, at the following rates:

                                                              ANNUAL RATE (AS
                                                              A PERCENTAGE OF
                                                               AVERAGE DAILY
FUND                                                            NET ASSETS)
------------------------------------------------------------------------------
Liquid Assets Portfolio                                             0.09%
STIC Prime Portfolio                                                0.08%
Treasury Portfolio                                                  0.08%
Government & Agency Portfolio                                       0.07%
Government TaxAdvantage Portfolio                                     --
------------------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, AND GOVERNMENT & AGENCY PORTFOLIO

The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Cash Management Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Cash Management Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligations it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The funds do not expect to realize any long-term capital gains and losses.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.
    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    The information for the fiscal years ended 2007, 2006 and 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                LIQUID ASSETS PORTFOLIO-
                                                                                  CASH MANAGEMENT CLASS
                                                          ---------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                          ---------------------------------------------------------------------
                                                             2007             2006          2005          2004          2003
                                                          ----------       ----------    ----------    ----------    ----------
Net asset value, beginning of period                      $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.05             0.04          0.02          0.01          0.01
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.00            (0.00)        (0.00)        (0.00)         0.00
===============================================================================================================================
    Total from investment operations                            0.05             0.04          0.02          0.01          0.01
===============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.05)           (0.04)        (0.02)        (0.01)        (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --            (0.00)           --            --            --
===============================================================================================================================
    Total distributions                                        (0.05)           (0.04)        (0.02)        (0.01)        (0.01)
===============================================================================================================================
Net asset value, end of period                            $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                 5.29%            4.48%         2.42%         0.97%         1.24%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $3,397,869       $2,713,882    $3,409,326    $4,341,262    $4,473,591
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.20%(b)         0.20%         0.20%         0.20%         0.19%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.28%(b)         0.28%         0.29%         0.28%         0.27%
===============================================================================================================================
Ratio of net investment income to average net assets            5.17%(b)         4.42%         2.36%         0.96%         1.26%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $3,000,776,988.

                                                                                   STIC PRIME PORTFOLIO-
                                                                                   CASH MANAGEMENT CLASS
                                                              ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------------
                                                                 2007             2006         2005        2004        2003
                                                              ----------       ----------    --------    --------    --------
Net asset value, beginning of period                          $     1.00       $     1.00    $   1.00    $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.05             0.04        0.02        0.01        0.01
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       --               --          --       (0.00)         --
=============================================================================================================================
    Total from investment operations                                0.05             0.04        0.02        0.01        0.01
=============================================================================================================================
Less dividends from net investment income                          (0.05)           (0.04)      (0.02)      (0.01)      (0.01)
=============================================================================================================================
Net asset value, end of period                                $     1.00       $     1.00    $   1.00    $   1.00    $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                     5.30%            4.51%       2.44%       0.94%       1.19%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,146,528       $1,378,964    $909,054    $570,064    $536,685
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.20%(b)         0.20%       0.20%       0.20%       0.18%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.29%(b)         0.29%       0.29%       0.29%       0.28%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income to average net assets                5.17%(b)         4.45%       2.40%       0.93%       1.20%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,727,396,028.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

                                                                                   TREASURY PORTFOLIO-
                                                                                  CASH MANAGEMENT CLASS
                                                          ---------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                          ---------------------------------------------------------------------
                                                             2007             2006          2005          2004          2003
                                                          ----------       ----------    ----------    ----------    ----------
Net asset value, beginning of period                      $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.05             0.04          0.02          0.01          0.01
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.00            (0.00)         0.00          0.00         (0.00)
===============================================================================================================================
    Total from investment operations                            0.05             0.04          0.02          0.01          0.01
===============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.05)           (0.04)        (0.02)        (0.01)        (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --               --         (0.00)        (0.00)           --
===============================================================================================================================
    Total distributions                                        (0.05)           (0.04)        (0.02)        (0.01)        (0.01)
===============================================================================================================================
Net asset value, end of period                            $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                 5.08%            4.29%         2.29%         0.90%         1.20%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $2,833,734       $1,357,547    $1,780,680    $1,226,797    $2,259,951
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.20%(b)         0.20%         0.20%         0.20%         0.19%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.29%(b)         0.30%         0.30%         0.29%         0.29%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net assets            4.95%(b)         4.19%         2.25%         0.87%         1.19%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,708,367,227.

                                                                             GOVERNMENT & AGENCY PORTFOLIO-
                                                                                  CASH MANAGEMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2007           2006        2005         2004         2003
                                                              --------       --------    --------    ----------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02          0.01        0.01
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00          (0.00)      (0.00)        (0.00)       0.00
===========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02          0.01        0.01
===========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)        (0.01)      (0.01)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $     1.00    $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   5.22%          4.41%       2.36%         0.95%       1.22%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $730,316       $656,356    $653,382    $1,005,027    $740,833
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)       0.20%       0.20%         0.20%       0.20%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.25%(b)       0.26%       0.27%         0.25%       0.25%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets              5.10%(b)       4.37%       2.34%         0.95%       1.20%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $660,234,813.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

                                                                       GOVERNMENT TAXADVANTAGE PORTFOLIO-
                                                                             CASH MANAGEMENT CLASS
                                                              ----------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------
                                                               2007          2006       2005       2004      2003
                                                              -------       -------    -------    ------    ------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $ 1.00    $ 1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05          0.04       0.02      0.01      0.01
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00          0.00       0.00      0.00      0.00
==================================================================================================================
    Total from investment operations                             0.05          0.04       0.02      0.01      0.01
==================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)        (0.04)     (0.02)    (0.01)    (0.01)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --         --     (0.00)    (0.00)
==================================================================================================================
    Total distributions                                         (0.05)        (0.04)     (0.02)    (0.01)    (0.01)
==================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $ 1.00    $ 1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                                  5.12%         4.33%      2.31%     0.91%     1.16%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $93,310       $32,251    $34,654    $5,073    $2,563
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.20%(b)      0.20%      0.20%     0.20%     0.21%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.40%(b)      0.47%      0.51%     0.43%     0.43%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average net assets             5.00%(b)      4.23%      2.32%     0.90%     1.13%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $77,148,311.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES

Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each fund to pay distribution and service fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Cash Management Class accounts are as follows:

                                                                  INITIAL       ADDITIONAL
                           CLASS                                INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------
Cash Management Class                                            $1 million     no minimum
-------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


                                       A-1
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       AIM Investment Services, Inc.
                                       For Further Credit Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 5:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------


                                       A-2
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 4:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 3:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the


                                       A-3
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a fund is not able to verify your identity as required by law, a fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVES THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


                                       A-4
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, each fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the funds has not adopted any policies and procedures, such as limits on exchanges or redemption fees, that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.

- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.


                                       A-5
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:         (800) 659-1005
ON THE INTERNET:      You can send us a request by e-mail or download
                      prospectuses, annual or semiannual reports via our website:
                      http://www.aiminvestments.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
----------------------------------------
   Series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     STIT-PRO-3            [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              December 20, 2007

CORPORATE CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Corporate Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

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      -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1
STIC Prime Portfolio                                 1
Treasury Portfolio                                   1
Government & Agency Portfolio                        2
Government TaxAdvantage Portfolio                    2
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    5
FEE TABLE AND EXPENSE EXAMPLE                        6
------------------------------------------------------
Fee Table                                            6
Expense Example                                      6
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        7
------------------------------------------------------
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              8
------------------------------------------------------
OBJECTIVES AND STRATEGIES                            8
------------------------------------------------------
Liquid Assets Portfolio                              8
STIC Prime Portfolio                                 8
Treasury Portfolio                                   8
Government & Agency Portfolio                        9
Government TaxAdvantage Portfolio                    9
RISKS                                                9
------------------------------------------------------
Liquid Assets Portfolio                              9
STIC Prime Portfolio                                10
Treasury Portfolio                                  11
Government & Agency Portfolio                       11
Government TaxAdvantage Portfolio                   12
DISCLOSURE OF PORTFOLIO HOLDINGS                    12
------------------------------------------------------
FUND MANAGEMENT                                     12
------------------------------------------------------
The Advisor                                         12
Advisor Compensation                                13
OTHER INFORMATION                                   13
------------------------------------------------------
Investments in the Funds                            13
Dividends and Distributions                         14
FINANCIAL HIGHLIGHTS                                15
------------------------------------------------------
GENERAL INFORMATION                                A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-4
Frequent Purchases and Redemptions of Fund
  Shares                                           A-5
Taxes                                              A-5
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk                      Credit Risk                      Foreign Securities Risk          Management Risk
Money Market Fund Risk           U.S. Government Obligations      Repurchase Agreement Risk
                                 Risk
Interest Rate Risk                                                Concentration Risk
                                 Municipal Securities Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Concentration Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        Repurchase Agreement Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                           Repurchase Agreement Risk
Interest Rate Risk                               Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        U.S. Government Obligations Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance. The returns shown for Government TaxAdvantage Portfolio are those of the Institutional Class shares, which are not offered in this prospectus. Corporate Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Corporate Class has higher expenses. The inception date of the Corporate Class shares of Government TaxAdvantage Portfolio is February 23, 2006.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show the performance of Liquid Assets Portfolio Corporate Class shares, STIC Prime Portfolio Corporate Class shares, Treasury Portfolio Corporate Class shares and Government & Agency Portfolio Corporate Class shares. The bar chart also shows changes in the performance of Government TaxAdvantage Portfolio Institutional Class shares from year to year. Corporate Class shares and Institutional Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO--CORPORATE CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2006...................................................................    5.02%

STIC PRIME PORTFOLIO--CORPORATE CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2006...................................................................    5.04%

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TREASURY PORTFOLIO--CORPORATE CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2006...................................................................    4.85%

GOVERNMENT & AGENCY PORTFOLIO--CORPORATE CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2006...................................................................    4.95%

GOVERNMENT TAXADVANTAGE PORTFOLIO--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.15%

1998...................................................................    5.11%

1999...................................................................    4.60%

2000...................................................................    5.96%

2001...................................................................    3.94%

2002...................................................................    1.69%

2003...................................................................    1.03%

2004...................................................................    1.24%

2005...................................................................    3.08%

2006...................................................................    4.90%

    The year-to-date total return for each fund as of September 30, 2007 was as follows:

FUND
-------------------------------------------------
Liquid Assets Portfolio--Corporate Class    3.97%
STIC Prime Portfolio--Corporate Class       3.97%
Treasury Portfolio--Corporate Class         3.75%
Government & Agency Portfolio--Corporate
  Class                                     3.90%
Government TaxAdvantage
  Portfolio--Institutional Class            3.85%
-------------------------------------------------

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                             HIGHEST QUARTERLY RETURN                 LOWEST QUARTERLY RETURN
FUND                                              (QUARTER ENDED)                         (QUARTER ENDED)
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Corporate Class   1.32%  September 30, 2006 and              1.09%  March 31, 2006
                                                  December 31, 2006
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Corporate Class      1.32%  September 30, 2006 and              1.09%  March 31, 2006
                                                  December 31, 2006
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Corporate Class        1.29%  December 31, 2006                   1.04%  March 31, 2006
---------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio--Corporate   1.31%  December 31, 2006                   1.07%  March 31, 2006
  Class
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage                    1.61%  December 31, 2000                   0.22%  September 30, 2003
  Portfolio--Institutional Class
---------------------------------------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of Corporate Class shares of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio as well as the performance of Institutional Class shares of Government TaxAdvantage Portfolio over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2006)              1 YEAR     5 YEARS    10 YEARS   INCEPTION         DATE
--------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio--Corporate Class      5.02%        --         --         4.34%         3/29/05
STIC Prime
  Portfolio--Corporate Class      5.04%        --         --         4.36%        03/31/05
Treasury Portfolio--Corporate
  Class                           4.85%        --         --         4.50%        08/01/05
Government & Agency
  Portfolio--Corporate Class      4.95%        --         --         4.51%         6/30/05
Government TaxAdvantage
  Portfolio--Institutional
  Class                           4.90%      2.38%      3.66%          --         08/17/90
--------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Corporate Class shares of the funds.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------
                                        LIQUID                                  GOVERNMENT &    GOVERNMENT
(fees paid directly from your           ASSETS       STIC PRIME    TREASURY      AGENCY         TAXADVANTAGE
investment)                             PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price)       None          None         None           None            None

Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)              None          None         None           None            None
------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------------------------------------------
                                                LIQUID                                  GOVERNMENT &    GOVERNMENT
(expenses that are deducted from fund           ASSETS       STIC PRIME    TREASURY      AGENCY         TAXADVANTAGE
assets)                                         PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Management Fees                                   0.15%         0.15%        0.15%          0.10%           0.18%

Distribution and/or Service (12b-1) Fees          0.03          0.03         0.03           0.03            0.03

Other Expenses                                    0.03          0.04         0.04           0.05            0.12

Acquired Fund Fees and Expenses                   None          None         None           None            None

Total Annual Fund Operating Expenses              0.21          0.22         0.22           0.18            0.33

Fee Waiver(2)                                     0.06          0.07         0.07           0.03            0.18

Net Annual Fund Operating Expenses                0.15          0.15         0.15           0.15            0.15
--------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above:
    (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expenses offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each fund. These expense limitation agreements are in effect through at least June 30, 2008.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
    (i)  invest $10,000 in the fund for the time periods indicated;
    (ii)  redeem all your shares at the end of the periods indicated;
    (iii) earn a 5% return on your investment before operating expenses each year; and
    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
Liquid Assets Portfolio             $15       $62      $112       $262
STIC Prime Portfolio                 15        64       117        273
Treasury Portfolio                   15        64       117        273
Government & Agency Portfolio        15        55        98        227
Government TaxAdvantage Portfolio    15        88       167        401
------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Corporate Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
CORPORATE CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.15%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%        9.87%       15.14%       20.65%       26.43%
End of Year Balance           $10,485.00   $10,987.23   $11,513.52   $12,065.02   $12,642.93
Estimated Annual Expenses     $    15.36   $    22.55   $    23.63   $    24.76   $    25.94
--------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
CORPORATE CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)            0.21%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.49%       38.83%       45.48%       52.45%       59.75%
End of Year Balance           $13,248.53   $13,883.13   $14,548.13   $15,244.99   $15,975.23
Estimated Annual Expenses     $    27.19   $    28.49   $    29.85   $    31.28   $    32.78
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
CORPORATE CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.15%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%        9.86%       15.11%       20.62%       26.38%
End of Year Balance           $10,485.00   $10,986.18   $11,511.32   $12,061.56   $12,638.11
Estimated Annual Expenses     $    15.36   $    23.62   $    24.75   $    25.93   $    27.17
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
CORPORATE CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.22%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.42%       38.75%       45.38%       52.33%       59.62%
End of Year Balance           $13,242.21   $13,875.19   $14,538.42   $15,233.36   $15,961.51
Estimated Annual Expenses     $    28.47   $    29.83   $    31.25   $    32.75   $    34.31
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
CORPORATE CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.15%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%        9.86%       15.11%       20.62%       26.38%
End of Year Balance           $10,485.00   $10,986.18   $11,511.32   $12,061.56   $12,638.11
Estimated Annual Expenses     $    15.36   $    23.62   $    24.75   $    25.93   $    27.17
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
CORPORATE CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.22%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.42%       38.75%       45.38%       52.33%       59.62%
End of Year Balance           $13,242.21   $13,875.19   $14,538.42   $15,233.36   $15,961.51
Estimated Annual Expenses     $    28.47   $    29.83   $    31.25   $    32.75   $    34.31
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO -- CORPORATE CLASS    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.15%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%        9.90%       15.20%       20.75%       26.57%
End of Year Balance           $10,485.00   $10,990.38   $11,520.11   $12,075.38   $12,657.42
Estimated Annual Expenses     $    15.36   $    19.33   $    20.26   $    21.24   $    22.26
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO -- CORPORATE CLASS    YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.18%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.68%       39.07%       45.77%       52.80%       60.16%
End of Year Balance           $13,267.50   $13,907.00   $14,577.31   $15,279.94   $16,016.43
Estimated Annual Expenses     $    23.33   $    24.46   $    25.64   $    26.87   $    28.17
--------------------------------------------------------------------------------------------

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO -- CORPORATE CLASS    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.15%        0.33%        0.33%        0.33%        0.33%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%        9.75%       14.87%       20.24%       25.85%
End of Year Balance           $10,485.00   $10,974.65   $11,487.17   $12,023.62   $12,585.12
Estimated Annual Expenses     $    15.36   $    35.41   $    37.06   $    38.79   $    40.60
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO -- CORPORATE CLASS    YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.33%        0.33%        0.33%        0.33%        0.33%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.73%       37.88%       44.32%       51.06%       58.11%
End of Year Balance           $13,172.84   $13,788.02   $14,431.92   $15,105.89   $15,811.33
Estimated Annual Expenses     $    42.50   $    44.49   $    46.56   $    48.74   $    51.01
--------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Foreign Securities Risk--Foreign securities and securities backed by foreign guarantees may have additional risks, including relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION AVAILABLE                                POSTING TO WEBSITE                          AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.aiminvestments.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (AIM or the advisor) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM, A I M Distributors, Inc. (ADI) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the funds' Statement of Additional Information.
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007, the advisor received compensation, after fee waivers and/or expense reimbursements, at the following rates:

                                                              ANNUAL RATE (AS
                                                              A PERCENTAGE OF
                                                               AVERAGE DAILY
FUND                                                            NET ASSETS)
------------------------------------------------------------------------------
Liquid Assets Portfolio                                             0.09%
STIC Prime Portfolio                                                0.08%
Treasury Portfolio                                                  0.08%
Government & Agency Portfolio                                       0.07%
Government TaxAdvantage Portfolio                                     --
------------------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The Corporate Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Corporate Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Corporate Class is designed to be a convenient and economical way to invest in an open-end diversified money market funds.
    Investors in the Corporate Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligations it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The funds do not expect to realize any long-term capital gains and losses.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Corporate Class. Certain information reflects financial results for a single fund share.
    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                       LIQUID ASSETS PORTFOLIO --
                                                                             CORPORATE CLASS
                                                              ---------------------------------------------
                                                                    YEAR ENDED
                                                                    AUGUST 31,            MARCH 29, 2005
                                                              ----------------------    (COMMENCEMENT DATE)
                                                                2007          2006      TO AUGUST 31, 2005
                                                              --------       -------    -------------------
Net asset value, beginning of period                          $   1.00       $  1.00         $   1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05          0.05             0.01
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00         (0.01)            0.00
===========================================================================================================
    Total from investment operations                              0.05          0.04             0.01
===========================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)        (0.04)           (0.01)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.00)              --
===========================================================================================================
    Total distributions                                          (0.05)        (0.04)           (0.01)
===========================================================================================================
Net asset value, end of period                                $   1.00       $  1.00         $   1.00
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                   5.34%         4.54%            1.31%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $636,222       $56,634         $466,432
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)      0.15%            0.15%(c)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.21%(b)      0.21%            0.22%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of net investment income to average net assets              5.22%(b)      4.47%            2.41%(c)
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $485,431,082.
(c) Annualized.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         STIC PRIME PORTFOLIO --
                                                                             CORPORATE CLASS
                                                              ----------------------------------------------
                                                                    YEAR ENDED
                                                                    AUGUST 31,             MARCH 31, 2005
                                                              -----------------------    (COMMENCEMENT DATE)
                                                                2007           2006      TO AUGUST 31, 2005
                                                              --------       --------    -------------------
Net asset value, beginning of period                          $   1.00       $   1.00          $  1.00
------------------------------------------------------------------------------------------------------------
Net investment income                                             0.05           0.04             0.01
============================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)           (0.01)
============================================================================================================
Net asset value, end of period                                $   1.00       $   1.00          $  1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(a)                                                   5.35%          4.56%            1.29%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $616,436       $525,682          $53,962
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)       0.15%            0.15%(c)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.22%(b)       0.22%            0.22%(c)
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment income to average net assets              5.22%(b)       4.50%            2.45%(c)
____________________________________________________________________________________________________________
============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $329,979,700.
(c) Annualized.

                                                                         TREASURY PORTFOLIO --
                                                                            CORPORATE CLASS
                                                              --------------------------------------------
                                                                   YEAR ENDED
                                                                   AUGUST 31,            AUGUST 1, 2005
                                                              ---------------------    (COMMENCEMENT DATE)
                                                                2007          2006     TO AUGUST 31, 2005
                                                              --------       ------    -------------------
Net asset value, beginning of period                          $   1.00       $ 1.00          $  1.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05         0.04            0.003
----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.00         0.00            0.000
==========================================================================================================
    Total from investment operations                              0.05         0.04            0.003
==========================================================================================================
Less dividends from net investment income                        (0.05)       (0.04)          (0.003)
==========================================================================================================
Net asset value, end of period                                $   1.00       $ 1.00          $  1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return(a)                                                   5.14%        4.34%            0.28%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $448,144       $1,855          $   869
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)     0.15%            0.15%(c)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.22%(b)     0.23%            0.23%(c)
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income to average net assets              5.00%(b)     4.24%            2.30%(c)
__________________________________________________________________________________________________________
==========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $85,067,941.
(c) Annualized.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                    GOVERNMENT & AGENCY PORTFOLIO --
                                                                             CORPORATE CLASS
                                                              ---------------------------------------------
                                                                    YEAR ENDED
                                                                    AUGUST 31,             JUNE 30, 2005
                                                              ----------------------    (COMMENCEMENT DATE)
                                                                2007          2006      TO AUGUST 31, 2005
                                                              --------       -------    -------------------
Net asset value, beginning of period                          $   1.00       $  1.00          $  1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05          0.04             0.01
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00         (0.00)           (0.00)
===========================================================================================================
    Total from investment operations                              0.05          0.04             0.01
===========================================================================================================
Less dividends from net investment income                        (0.05)        (0.04)           (0.01)
===========================================================================================================
Net asset value, end of period                                $   1.00       $  1.00          $  1.00
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                   5.28%         4.46%            1.50%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $317,772       $28,722          $62,008
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)      0.15%           0.15.%(c)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.18%(b)      0.19%            0.20%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of net investment income to average net assets              5.15%(b)      4.42%            2.39%(c)
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $79,331,776.
(c) Annualized.

                                                                   GOVERNMENT TAXADVANTAGE PORTFOLIO --
                                                                              CORPORATE CLASS
                                                              -----------------------------------------------
                                                                                           FEBRUARY 23, 2006
                                                                   YEAR ENDED             (COMMENCEMENT DATE)
                                                                 AUGUST 31, 2007          TO AUGUST 31, 2006
                                                              ---------------------       -------------------
Net asset value, beginning of period                                 $ 1.00                     $ 1.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.05                       0.02
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.00                       0.00
=============================================================================================================
    Total from investment operations                                   0.05                       0.02
=============================================================================================================
Less distributions from net investment income                         (0.05)                     (0.02)
=============================================================================================================
Net asset value, end of period                                       $ 1.00                     $ 1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                                                        5.18%                      2.49%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $   14                     $   13
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       0.15%(b)                   0.15%(c)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    0.33%(b)                   0.28%(c)
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of net investment income to average net assets                   5.05%(b)                   4.28%(c)
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $13,647.
(c) Annualized

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund has adopted a 12b-1 plan with respect to each class, other than the Institutional Class, that allows each fund to pay distribution and service fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Corporate Class accounts are as follows:

                                                                  INITIAL       ADDITIONAL
                           CLASS                                INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------
Corporate Class                                                  $1 million     no minimum
-------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       AIM Investment Services, Inc.
                                       For Further Credit Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 5:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------


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      -------------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 4:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 3:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the


                                       A-3
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      -------------------------------------------------------------------

shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a fund is not able to verify your identity as required by law, a fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVES THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.


                                       A-4
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      -------------------------------------------------------------------

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, each fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the funds has not adopted any policies and procedures, such as limits on exchanges or redemption fees, that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.

- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.
    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.


                                       A-5
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      -------------------------------------------------------------------

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:       (800) 659-1005
ON THE INTERNET:    You can send us a request by e-mail or download
                    prospectuses, annual or semiannual reports via our website:
                    http://www.aiminvestments.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
----------------------------------------
   Series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     STIT-PRO-2            [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              December 20, 2007

INSTITUTIONAL CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1
STIC Prime Portfolio                                 1
Treasury Portfolio                                   1
Government & Agency Portfolio                        2
Government TaxAdvantage Portfolio                    2
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    5
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fee Table                                            5
Expense Example                                      6
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              7
------------------------------------------------------
OBJECTIVES AND STRATEGIES                            7
------------------------------------------------------
Liquid Assets Portfolio                              7
STIC Prime Portfolio                                 7
Treasury Portfolio                                   8
Government & Agency Portfolio                        8
Government TaxAdvantage Portfolio                    8
RISKS                                                9
------------------------------------------------------
Liquid Assets Portfolio                              9
STIC Prime Portfolio                                10
Treasury Portfolio                                  10
Government & Agency Portfolio                       11
Government TaxAdvantage Portfolio                   11
DISCLOSURE OF PORTFOLIO HOLDINGS                    12
------------------------------------------------------
FUND MANAGEMENT                                     12
------------------------------------------------------
The Advisor                                         12
Advisor Compensation                                12
OTHER INFORMATION                                   13
------------------------------------------------------
Investments in the Funds                            13
Dividends and Distributions                         13
FINANCIAL HIGHLIGHTS                                15
------------------------------------------------------
GENERAL INFORMATION                                A-1
------------------------------------------------------
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-4
Frequent Purchases and Redemptions of Fund
  Shares                                           A-5
Taxes                                              A-5
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Foreign Securities Risk    Management Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Repurchase Agreement Risk
Interest Rate Risk      Municipal Securities Risk         Concentration Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Concentration Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        Repurchase Agreement Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                           Repurchase Agreement Risk
Interest Rate Risk                               Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        U.S. Government Obligations Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.67%

1998...................................................................    5.61%

1999...................................................................    5.24%

2000...................................................................    6.52%

2001...................................................................    4.17%

2002...................................................................    1.79%

2003...................................................................    1.12%

2004...................................................................    1.32%

2005...................................................................    3.20%

2006...................................................................    5.05%

STIC PRIME PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.63%

1998...................................................................    5.59%

1999...................................................................    5.21%

2000...................................................................    6.49%

2001...................................................................    4.06%

2002...................................................................    1.67%

2003...................................................................    1.09%

2004...................................................................    1.30%

2005...................................................................    3.23%

2006...................................................................    5.07%

TREASURY PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.56%

1998...................................................................    5.48%

1999...................................................................    5.00%

2000...................................................................    6.27%

2001...................................................................    4.04%

2002...................................................................    1.72%

2003...................................................................    1.08%

2004...................................................................    1.22%

2005...................................................................    3.05%

2006...................................................................    4.88%

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................    5.14%

2000...................................................................    6.45%

2001...................................................................    4.09%

2002...................................................................    1.74%

2003...................................................................    1.10%

2004...................................................................    1.28%

2005...................................................................    3.15%

2006...................................................................    4.98%

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.15%

1998...................................................................    5.11%

1999...................................................................    4.60%

2000...................................................................    5.96%

2001...................................................................    3.94%

2002...................................................................    1.69%

2003...................................................................    1.03%

2004...................................................................    1.24%

2005...................................................................    3.08%

2006...................................................................    4.90%

    The year-to-date total return for each fund as of September 30, 2007 was as follows:

FUND
-------------------------------------------------
Liquid Assets Portfolio--Institutional
  Class                                     3.99%
STIC Prime Portfolio--Institutional Class   4.00%
Treasury Portfolio--Institutional Class     3.78%
Government & Agency
  Portfolio--Institutional Class            3.92%
Government TaxAdvantage
  Portfolio--Institutional Class            3.85%
-------------------------------------------------

    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                             HIGHEST QUARTERLY RETURN                 LOWEST QUARTERLY RETURN
FUND                                              (QUARTER ENDED)                         (QUARTER ENDED)
----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Institutional     1.67%  September 30, 2000 and              0.25%  September 30, 2003,
  Class                                           December 31, 2000                          December 31, 2003,
                                                                                             March 31, 2004, and
                                                                                             June 30, 2004
----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Institutional Class  1.67%  September 30, 2000                  0.23%  March 31, 2004
----------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Institutional Class    1.62%  September 30, 2000 and              0.23%  March 31, 2004 and
                                                  December 31, 2000                          June 30, 2004
----------------------------------------------------------------------------------------------------------------
Government & Agency                        1.66%  December 31, 2000                   0.24%  March 31, 2004 and
  Portfolio--Institutional Class                                                             June 30, 2004
----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage                    1.61%  December 31, 2000                   0.22%  September 30, 2003
  Portfolio--Institutional Class
----------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2006)              1 YEAR     5 YEARS    10 YEARS   INCEPTION         DATE
--------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio--Institutional
  Class                           5.05%      2.49%      3.95%          --         11/04/93
STIC Prime
  Portfolio--Institutional
  Class                           5.07       2.46       3.91           --         11/10/80
Treasury
  Portfolio--Institutional
  Class                           4.88       2.38       3.81           --         04/12/84
Government & Agency
  Portfolio--Institutional
  Class                           4.98       2.44         --         3.55%        09/01/98
Government TaxAdvantage
  Portfolio--Institutional
  Class                           4.90       2.38       3.66           --         08/17/90
--------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------
                                        LIQUID                                  GOVERNMENT &    GOVERNMENT
(fees paid directly from your           ASSETS       STIC PRIME    TREASURY      AGENCY         TAXADVANTAGE
investment)                             PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price)       None          None         None           None            None

(Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)              None          None         None           None            None
------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------------------------------------------
                                                LIQUID                                  GOVERNMENT &    GOVERNMENT
(expenses that are deducted from fund           ASSETS       STIC PRIME    TREASURY      AGENCY         TAXADVANTAGE
assets)                                         PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Management Fees                                   0.15%         0.15%        0.15%          0.10%           0.18%

Distribution and/or Service (12b-1) Fees          None          None         None           None            None

Other Expenses                                    0.03          0.04         0.04           0.05            0.12

Acquired Fund Fees and Expenses                   None          None         None           None            None

Total Annual Fund Operating Expenses              0.18          0.19         0.19           0.15            0.30

Fee Waiver(2)                                     0.06          0.07         0.07           0.03            0.18

Net Annual Fund Operating Expenses                0.12          0.12         0.12           0.12            0.12
--------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above:
    (i) interest; (ii) taxes; (iii) extraordinary items; (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Those expense limitation agreements are in effect through at least June 30, 2008.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
  (i)  invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all your shares at the end of the periods indicated;
  (iii)earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
Liquid Assets Portfolio             $12       $52      $ 95       $224
STIC Prime Portfolio                 12        54       100        236
Treasury Portfolio                   12        54       100        236
Government & Agency Portfolio        12        45        82        189
Government TaxAdvantage Portfolio    12        78       150        363
------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Institutional Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.12%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%        9.94%       15.23%       20.79%       26.61%
End of Year Balance           $10,488.00   $10,993.52   $11,523.41   $12,078.84   $12,661.04
Estimated Annual Expenses     $    12.29   $    19.33   $    20.27   $    21.24   $    22.27
--------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)            0.18%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.71%       39.11%       45.81%       52.84%       60.21%
End of Year Balance           $13,271.30   $13,910.98   $14,581.49   $15,284.31   $16,021.02
Estimated Annual Expenses     $    23.34   $    24.46   $    25.64   $    26.88   $    28.17
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.12%        0.19%        0.19%        0.19%        0.19%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%        9.92%       15.21%       20.75%       26.56%
End of Year Balance           $10,488.00   $10,992.47   $11,521.21   $12,075.38   $12,656.21
Estimated Annual Expenses     $    12.29   $    20.41   $    21.39   $    22.42   $    23.50
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.19%        0.19%        0.19%        0.19%        0.19%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.65%       39.03%       45.72%       52.73%       60.07%
End of Year Balance           $13,264.97   $13,903.02   $14,571.75   $15,272.65   $16,007.27
Estimated Annual Expenses     $    24.63   $    25.81   $    27.05   $    28.35   $    29.72
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.12%        0.19%        0.19%        0.19%        0.19%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%        9.92%       15.21%       20.75%       26.56%
End of Year Balance           $10,488.00   $10,992.47   $11,521.21   $12,075.38   $12,656.21
Estimated Annual Expenses     $    12.29   $    20.41   $    21.39   $    22.42   $    23.50
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.19%        0.19%        0.19%        0.19%        0.19%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.65%       39.03%       45.72%       52.73%       60.07%
End of Year Balance           $13,264.97   $13,903.02   $14,571.75   $15,272.65   $16,007.27
Estimated Annual Expenses     $    24.63   $    25.81   $    27.05   $    28.35   $    29.72
--------------------------------------------------------------------------------------------

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.12%        0.15%        0.15%        0.15%        0.15%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%        9.97%       15.30%       20.89%       26.76%
End of Year Balance           $10,488.00   $10,996.67   $11,530.01   $12,089.21   $12,675.54
Estimated Annual Expenses     $    12.29   $    16.11   $    16.90   $    17.71   $    18.57
--------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.15%        0.15%        0.15%        0.15%        0.15%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.90%       39.35%       46.11%       53.19%       60.62%
End of Year Balance           $13,290.30   $13,934.88   $14,610.72   $15,319.34   $16,062.33
Estimated Annual Expenses     $    19.47   $    20.42   $    21.41   $    22.45   $    23.54
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.12%        0.30%        0.30%        0.30%        0.30%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%        9.81%       14.97%       20.37%       26.03%
End of Year Balance           $10,488.00   $10,980.94   $11,497.04   $12,037.40   $12,603.16
Estimated Annual Expenses     $    12.29   $    32.20   $    33.72   $    35.30   $    36.96
--------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
INSTITUTIONAL CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.30%        0.30%        0.30%        0.30%        0.30%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.96%       38.16%       44.65%       51.45%       58.57%
End of Year Balance           $13,195.51   $13,815.70   $14,465.03   $15,144.89   $15,856.70
Estimated Annual Expenses     $    38.70   $    40.52   $    42.42   $    44.41   $    46.50
--------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.


                                        7
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
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    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.


                                        8
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    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.


    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.


    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.


    Foreign Securities Risk--Foreign securities and securities backed by foreign guarantees may have additional risks, including relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.


    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.


    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.


                                        9
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.


                                        10
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.


                                        11
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DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION AVAILABLE                                POSTING TO WEBSITE                          AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.aiminvestments.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (AIM or the advisor) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.
    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM, A I M Distributors, Inc. (ADI) (the distributor of the AIM funds) and/or related entities an individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, AIM, ADI and/or other related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sough in such lawsuits, in the funds' Statement of Additional Information.
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007, the advisor received compensation, after fee waivers and/or expense reimbursements, at the following rates:

                                                              ANNUAL RATE (AS
                                                              A PERCENTAGE OF
                                                               AVERAGE DAILY
FUND                                                            NET ASSETS)
------------------------------------------------------------------------------
Liquid Assets Portfolio                                             0.09%
STIC Prime Portfolio                                                0.08%
Treasury Portfolio                                                  0.08%
Government & Agency Portfolio                                       0.07%
Government TaxAdvantage Portfolio                                     --
------------------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative


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support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund.
    Investors in the Institutional Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states.
    Investors in the Institutional Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligation it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

LIQUID ASSETS PORTFOLIO TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The funds do not expect to realize any long-term capital gains and losses.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    The information for the fiscal years ended 2007, 2006 and 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                              LIQUID ASSETS PORTFOLIO --
                                                                                 INSTITUTIONAL CLASS
                                                     ----------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                     ----------------------------------------------------------------------------
                                                        2007                2006           2005           2004           2003
                                                     -----------         -----------    -----------    -----------    -----------
Net asset value, beginning of period                 $      1.00         $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.05                0.04           0.02           0.01           0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         0.00                0.00           0.00          (0.00)          0.00
=================================================================================================================================
    Total from investment operations                        0.05                0.04           0.02           0.01           0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.05)              (0.04)         (0.02)         (0.01)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --               (0.00)            --             --             --
=================================================================================================================================
    Total distributions                                    (0.05)              (0.04)         (0.02)         (0.01)         (0.01)
=================================================================================================================================
Net asset value, end of period                       $      1.00         $      1.00    $      1.00    $      1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             5.37%               4.57%          2.50%          1.05%          1.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $18,081,351         $15,058,664    $12,281,976    $13,426,786    $21,240,699
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.12%(b)            0.12%          0.12%          0.12%          0.11%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.18%(b)            0.18%          0.19%          0.18%          0.17%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                    5.25%(b)            4.50%          2.44%          1.04%          1.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $16,160,042,101.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                  STIC PRIME PORTFOLIO --
                                                                                    INSTITUTIONAL CLASS
                                                          -----------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                          -----------------------------------------------------------------------
                                                             2007               2006          2005          2004          2003
                                                          ----------         ----------    ----------    ----------    ----------
Net asset value, beginning of period                      $     1.00         $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.05               0.05          0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   --                 --            --         (0.00)           --
=================================================================================================================================
    Total from investment operations                            0.05               0.05          0.02          0.01          0.01
=================================================================================================================================
Less dividends from net investment income                      (0.05)             (0.05)        (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                            $     1.00         $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 5.38%              4.59%         2.52%         1.02%         1.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $3,479,266         $4,723,582    $4,567,205    $5,038,960    $5,589,108
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.12%(b)           0.12%         0.12%         0.12%         0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.19%(b)           0.19%         0.19%         0.19%         0.18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets            5.25%(b)           4.53%         2.48%         1.01%         1.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $4,312,643,165.

                                                                                   TREASURY PORTFOLIO --
                                                                                    INSTITUTIONAL CLASS
                                                          -----------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                          -----------------------------------------------------------------------
                                                             2007               2006          2005          2004          2003
                                                          ----------         ----------    ----------    ----------    ----------
Net asset value, beginning of period                      $     1.00         $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.05               0.04          0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.00               0.00          0.00          0.00          0.00
=================================================================================================================================
    Total from investment operations                            0.05               0.04          0.02          0.01          0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.05)             (0.04)        (0.02)        (0.01)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --                 --         (0.00)        (0.00)           --
=================================================================================================================================
    Total distributions                                        (0.05)             (0.04)        (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                            $     1.00         $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 5.17%              4.37%         2.37%         0.98%         1.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $3,306,283         $2,101,790    $2,101,143    $2,564,540    $4,367,382
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.12%(b)           0.12%         0.12%         0.12%         0.11%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.19%(b)           0.20%         0.20%         0.19%         0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets            5.03%(b)           4.27%         2.33%         0.95%         1.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $2,077,312,229.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                              GOVERNMENT & AGENCY PORTFOLIO --
                                                                                     INSTITUTIONAL CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2007               2006         2005         2004          2003
                                                            ----------         ----------    --------    ----------    ----------
Net asset value, beginning of period                        $     1.00         $     1.00    $   1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05               0.04        0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00               0.00       (0.00)        (0.00)         0.00
=================================================================================================================================
    Total from investment operations                              0.05               0.04        0.02          0.01          0.01
=================================================================================================================================
Less dividends from net investment income                        (0.05)             (0.04)      (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                              $     1.00         $     1.00    $   1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   5.31%              4.49%       2.44%         1.03%         1.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $1,328,964         $1,812,271    $999,532    $1,271,847    $1,503,729
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)           0.12%       0.12%         0.12%         0.12%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.15%(b)           0.16%       0.17%         0.15%         0.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              5.18%(b)           4.45%       2.42%         1.03%         1.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,262,890,582.

                                                                        GOVERNMENT TAXADVANTAGE PORTFOLIO --
                                                                                 INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------
                                                                2007            2006       2005       2004       2003
                                                              --------         -------    -------    -------    -------
Net asset value, beginning of period                          $   1.00         $  1.00    $  1.00    $  1.00    $  1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05            0.04       0.02       0.01       0.01
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.00            0.00       0.00       0.00       0.00
=======================================================================================================================
    Total from investment operations                              0.05            0.04       0.02       0.01       0.01
=======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)          (0.04)     (0.02)     (0.01)     (0.01)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              --         --      (0.00)     (0.00)
=======================================================================================================================
    Total distributions                                          (0.05)          (0.04)     (0.02)     (0.01)     (0.01)
=======================================================================================================================
Net asset value, end of period                                $   1.00         $  1.00    $  1.00    $  1.00    $  1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                   5.21%           4.41%      2.39%      0.99%      1.24%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $321,456         $80,104    $82,845    $56,192    $84,989
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)        0.12%      0.12%      0.12%      0.13%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.30%(b)        0.37%      0.41%      0.33%      0.33%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets              5.08%(b)        4.31%      2.40%      0.98%      1.21%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $184,595,414.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Institutional Class accounts are as follows:

LIQUID ASSETS PORTFOLIO


                                                                  INITIAL       ADDITIONAL
                           CLASS                                INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------
Institutional Class                                             $10 million     no minimum
-------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO AND GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                  INITIAL       ADDITIONAL
                           CLASS                                INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------
Institutional Class                                              $1 million     no minimum
-------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843 Houston
                                       TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       AIM Investment Services, Inc.
                                       For Further Credit Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 5:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 4:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 3:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVES THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, each fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the funds have not adopted any policies and procedures, such as limits on exchanges or redemption fees, that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.

- Each funds' portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.
    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:       (800) 659-1005
ON THE INTERNET:    You can send us a request by e-mail or download
                    prospectuses, annual or semiannual reports via our website:
                    http://www.aiminvestments.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
----------------------------------------
   Series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     STIT-PRO-1            [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2007

PERSONAL INVESTMENT CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
--------------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1

STIC Prime Portfolio                                 1

Treasury Portfolio                                   1

Government & Agency Portfolio                        2

Government TaxAdvantage Portfolio                    2

PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    5

FEE TABLE AND EXPENSE EXAMPLE                        6
------------------------------------------------------
Fee Table                                            6

Expense Example                                      6

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        7
------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              8
------------------------------------------------------
OBJECTIVES AND STRATEGIES                            8
------------------------------------------------------
Liquid Assets Portfolio                              8

STIC Prime Portfolio                                 8

Treasury Portfolio                                   9

Government & Agency Portfolio                        9

Government TaxAdvantage Portfolio                    9

RISKS                                               10
------------------------------------------------------

Liquid Assets Portfolio                             10

STIC Prime Portfolio                                11

Treasury Portfolio                                  11

Government & Agency Portfolio                       12

Government TaxAdvantage Portfolio                   12

DISCLOSURE OF PORTFOLIO HOLDINGS                    13
------------------------------------------------------

FUND MANAGEMENT                                     13
------------------------------------------------------
The Advisor                                         13

Advisor Compensation                                13

OTHER INFORMATION                                   14
------------------------------------------------------
Investments in the Funds                            14

Dividends and Distributions                         14

FINANCIAL HIGHLIGHTS                                16
------------------------------------------------------

GENERAL INFORMATION                                A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-4

Frequent Purchases and Redemptions of Fund
  Shares                                           A-5

Taxes                                              A-5

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Foreign Securities Risk    Management Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Repurchase Agreement Risk
Interest Rate Risk      Municipal Securities Risk         Concentration Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Concentration Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        Repurchase Agreement Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                           Repurchase Agreement Risk
Interest Rate Risk                               Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                           U.S. Government Obligations Risk
Interest Rate Risk                               Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO


                                                                  ANNUAL
                                                                  TOTAL
YEAR ENDED DECEMBER 31                                           RETURNS
----------------------                                          ----------
2000..........................................................     5.99%
2001..........................................................     3.66%
2002..........................................................     1.26%
2003..........................................................     0.57%
2004..........................................................     0.77%
2005..........................................................     2.64%
2006..........................................................     4.48%

STIC PRIME PORTFOLIO


                                                                  ANNUAL
                                                                  TOTAL
YEAR ENDED DECEMBER 31                                           RETURNS
----------------------                                          ----------
1997..........................................................     5.10%
1998..........................................................     5.07%
1999..........................................................     4.68%
2000..........................................................     5.96%
2001..........................................................     3.54%
2002..........................................................     1.15%
2003..........................................................     0.53%
2004..........................................................     0.74%
2005..........................................................     2.66%
2006..........................................................     4.50%

TREASURY PORTFOLIO


                                                                 ANNUAL
                                                                 TOTAL
YEAR ENDED DECEMBER 31                                          RETURNS
----------------------                                          --------
1997..........................................................     5.04%
1998..........................................................     4.95%
1999..........................................................     4.48%
2000..........................................................     5.74%
2001..........................................................     3.53%
2002..........................................................     1.19%
2003..........................................................     0.53%
2004..........................................................     0.67%
2005..........................................................     2.48%
2006..........................................................     4.31%

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)

--------------------------------------------------------------------------------


GOVERNMENT & AGENCY PORTFOLIO


                                                                  ANNUAL
                                                                  TOTAL
YEAR ENDED DECEMBER 31                                           RETURNS
----------------------                                          ----------
2001..........................................................     3.57%
2002..........................................................     1.21%
2003..........................................................     0.54%
2004..........................................................     0.73%
2005..........................................................     2.59%
2006..........................................................     4.41%

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                  ANNUAL
                                                                  TOTAL
YEAR ENDED DECEMBER 31                                           RETURNS
----------------------                                          ----------
2002..........................................................     1.17%
2003..........................................................     0.47%
2004..........................................................     0.68%
2005..........................................................     2.52%
2006..........................................................     4.33%

    The year-to-date total return for each fund as of September 30, 2007 was as follows:

FUND
---------------------------------------------------------------------------
Liquid Assets Portfolio--Personal Investment Class                 3.57%
STIC Prime Portfolio--Personal Investment Class                    3.57%
Treasury Portfolio--Personal Investment Class                      3.35%
Government & Agency Portfolio--Personal Investment Class           3.50%
Government TaxAdvantage Portfolio--Personal Investment Class       3.43%
---------------------------------------------------------------------------

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)

--------------------------------------------------------------------------------



---------------------------------------------------------------------------

During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                                   HIGHEST QUARTERLY RETURN                 LOWEST QUARTERLY RETURN
FUND                                                    (QUARTER ENDED)                         (QUARTER ENDED)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Personal                1.54%  September 30 2000 and             0.11%  September 30, 2003,
  Investment Class                                      December 31, 2000                        December 31, 2003,
                                                                                                 March 31, 2004, and
                                                                                                 June 30, 2004
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Personal Investment        1.54%  September 30, 2000                0.10%  September 30, 2003,
  Class                                                                                          March 31, 2004
                                                                                                 and June 30, 2004
----------------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Personal Investment          1.49%  September 30, 2000 and            0.09%  March 31, 2004
  Class                                                 December 31, 2000                        and June 30, 2004
----------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio--Personal          1.28%  March 31, 2001                    0.11%  September 30, 2003,
  Investment Class                                                                               December 31, 2003,
                                                                                                 March 31, 2004
                                                                                                 and June 30, 2004
----------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage                          1.15%  December 31, 2006                 0.08%  September 30, 2003
  Portfolio--Personal Investment Class
----------------------------------------------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Personal Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------
                                                                                      SINCE       INCEPTION
(for the periods ended December 31, 2006)               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Personal Investment Class       4.48%    1.93%        --       2.99%     01/04/99
STIC Prime Portfolio--Personal Investment Class          4.50%    1.91%      3.38%        --      08/20/91
Treasury Portfolio--Personal Investment Class            4.31%    1.83%      3.28%        --      08/08/91
Government & Agency Portfolio--Personal Investment
  Class                                                  4.41%    1.89%        --       2.66%     01/31/00
Government TaxAdvantage Portfolio--Personal Investment
  Class                                                  4.33%    1.82%        --       1.96%     05/31/01
-----------------------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Personal Investment Class shares of the funds.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------
                                              LIQUID                                    GOVERNMENT &    GOVERNMENT
                                              ASSETS          STIC PRIME    TREASURY     AGENCY         TAXADVANTAGE
(fees paid directly from your investment)    PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)              None            None         None          None            None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is less)       None            None         None          None            None
--------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------------------------------------------------
                                              LIQUID                                    GOVERNMENT &    GOVERNMENT
(expenses that are deducted from fund         ASSETS          STIC PRIME    TREASURY     AGENCY         TAXADVANTAGE
assets)                                      PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Management Fees                                  0.15%           0.15%        0.15%         0.10%           0.18%

Distribution and/or Service (12b-1) Fees         0.75            0.75         0.75          0.75            0.75

Other Expenses                                   0.03            0.04         0.04          0.05            0.12

Acquired Fund Fees and Expenses                  None            None         None          None            None

Total Annual Fund Operating Expenses             0.93            0.94         0.94          0.90            1.05

Fee Waiver(2)                                    0.26            0.27         0.27          0.23            0.38

Net Annual Fund Operating Expenses               0.67            0.67         0.67          0.67            0.67
--------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each fund. These expense limitation agreements are in effect through at least June 30, 2008.
    As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.
    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
  (i)  invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all your shares at the end of the periods indicated;
  (iii)earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
Liquid Assets Portfolio             $68      $270      $489      $1,119
STIC Prime Portfolio                 68       273       494       1,130
Treasury Portfolio                   68       273       494       1,130
Government & Agency Portfolio        68       264       476       1,087
Government TaxAdvantage Portfolio    68       296       542       1,248
------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Personal Investment Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.67%        0.93%        0.93%        0.93%        0.93%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.33%        8.58%       13.00%       17.59%       22.38%
End of Year Balance           $10,433.00   $10,857.62   $11,299.53   $11,759.42   $12,238.03
Estimated Annual Expenses     $    68.45   $    99.00   $   103.03   $   107.22   $   111.59
--------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)            0.93%        0.93%        0.93%        0.93%        0.93%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        27.36%       32.54%       37.94%       43.55%       49.40%
End of Year Balance           $12,736.12   $13,254.48   $13,793.93   $14,355.35   $14,939.61
Estimated Annual Expenses     $   116.13   $   120.86   $   125.78   $   130.89   $   136.22
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.67%        0.94%        0.94%        0.94%        0.94%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.33%        8.57%       12.97%       17.56%       22.33%
End of Year Balance           $10,433.00   $10,856.58   $11,297.36   $11,756.03   $12,233.32
Estimated Annual Expenses     $    68.45   $   100.06   $   104.12   $   108.35   $   112.75
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.94%        0.94%        0.94%        0.94%        0.94%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        27.30%       32.47%       37.85%       43.44%       49.27%
End of Year Balance           $12,730.00   $13,246.84   $13,784.66   $14,344.31   $14,926.69
Estimated Annual Expenses     $   117.33   $   122.09   $   127.05   $   132.21   $   137.57
--------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.67%        0.94%        0.94%        0.94%        0.94%        0.94%        0.94%        0.94%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative Return After
  Expenses                         4.33%        8.57%       12.97%       17.56%       22.33%       27.30%       32.47%       37.85%
End of Year Balance           $10,433.00   $10,856.58   $11,297.36   $11,756.03   $12,233.32   $12,730.00   $13,246.84   $13,784.66
Estimated Annual Expenses     $    68.45   $   100.06   $   104.12   $   108.35   $   112.75   $   117.33   $   122.09   $   127.05
-----------------------------------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.94%        0.94%
Cumulative Return Before
  Expenses                        55.13%       62.89%
Cumulative Return After
  Expenses                        43.44%       49.27%
End of Year Balance           $14,344.31   $14,926.69
Estimated Annual Expenses     $   132.21   $   137.57
--------------------------------------------------------------------------------------------------------------------

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.67%        0.90%        0.90%        0.90%        0.90%        0.90%        0.90%        0.90%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative Return After
  Expenses                         4.33%        8.61%       13.06%       17.70%       22.52%       27.54%       32.77%       38.22%
End of Year Balance           $10,433.00   $10,860.75   $11,306.04   $11,769.59   $12,252.14   $12,754.48   $13,277.42   $13,821.79
Estimated Annual Expenses     $    68.45   $    95.82   $    99.75   $   103.84   $   108.10   $   112.53   $   117.14   $   121.95
-----------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.90%        0.90%
Cumulative Return Before
  Expenses                        55.13%       62.89%
Cumulative Return After
  Expenses                        43.88%       49.78%
End of Year Balance           $14,388.48   $14,978.41
Estimated Annual Expenses     $   126.95   $   132.15
-----------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.67%        1.05%        1.05%        1.05%        1.05%        1.05%        1.05%        1.05%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative Return After
  Expenses                         4.33%        8.45%       12.73%       17.19%       21.82%       26.63%       31.63%       36.83%
End of Year Balance           $10,433.00   $10,845.10   $11,273.49   $11,718.79   $12,181.68   $12,662.86   $13,163.04   $13,682.98
Estimated Annual Expenses     $    68.45   $   111.71   $   116.12   $   120.71   $   125.48   $   130.43   $   135.59   $   140.94
-----------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
PERSONAL INVESTMENT CLASS       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.05%        1.05%
Cumulative Return Before
  Expenses                        55.13%       62.89%
Cumulative Return After
  Expenses                        42.23%       47.85%
End of Year Balance           $14,223.46   $14,785.28
Estimated Annual Expenses     $   146.51   $   152.30
-----------------------------------------------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Foreign Securities Risk--Foreign securities and securities backed by foreign guarantees may have additional risks, including relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

                               ------------------
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

                               ------------------
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION AVAILABLE                                POSTING TO WEBSITE                          AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.aiminvestments.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (AIM or the advisor) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.
    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM, A I M Distributors, Inc. (ADI) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the funds' Statement of Additional Information.
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007, the advisor received compensation after fee waivers and/or expense reimbursements, at the following rates:

                                                                 ANNUAL RATE (AS
                                                                 A PERCENTAGE OF
                                                                  AVERAGE DAILY
FUND                                                               NET ASSETS)
----------------------------------------------------------------------------------
Liquid Assets Portfolio                                               0.09%
STIC Prime Portfolio                                                  0.08%
Treasury Portfolio                                                    0.08%
Government & Agency Portfolio                                         0.07%
Government TaxAdvantage Portfolio                                       --
----------------------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing


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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Personal Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Personal Investment Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states.
    Investors in the Personal Investment Class have the opportunity to enjoy benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligations it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the funds as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

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                               ------------------
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The funds do not expect to realize any long-term capital gains and losses.

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       -----------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.
    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    The information for the fiscal years ended 2007, 2006 and 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                            LIQUID ASSETS PORTFOLIO --
                                                                            PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2007          2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05          0.04       0.02      0.005       0.01
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00          0.00       0.00     (0.000)      0.00
====================================================================================================================
    Total from investment operations                             0.05          0.04       0.02      0.005       0.01
====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)        (0.04)     (0.02)    (0.005)     (0.01)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         (0.00)        --         --         --
====================================================================================================================
    Total distributions                                         (0.05)        (0.04)     (0.02)    (0.005)     (0.01)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  4.80%         4.00%      1.94%      0.50%      0.77%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $81,408       $64,434    $46,190    $48,166    $47,266
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)      0.67%      0.67%      0.67%      0.66%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.93%(b)      0.93%      0.94%      0.93%      0.92%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets             4.70%(b)      3.95%      1.89%      0.49%      0.79%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $68,374,638.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                STIC PRIME PORTFOLIO --
                                                                               PERSONAL INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02       0.005        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     --             --          --      (0.000)         --
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02       0.005        0.01
=========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)     (0.005)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.81%          4.02%       1.96%       0.47%       0.72%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $409,936       $299,205    $162,749    $111,925    $133,719
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%       0.67%       0.67%       0.65%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.94%(b)       0.94%       0.94%       0.94%       0.93%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.70%(b)       3.98%       1.93%       0.46%       0.73%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $ 343,326,439.

                                                                                 TREASURY PORTFOLIO --
                                                                               PERSONAL INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02       0.004        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00           0.00        0.00       0.000       (0.00)
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02       0.004        0.01
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)         (0.04)      (0.02)     (0.004)      (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --       (0.00)     (0.000)         --
=========================================================================================================================
    Total distributions                                          (0.05)         (0.04)      (0.02)     (0.004)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.59%          3.80%       1.81%       0.42%       0.73%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $414,629       $332,351    $273,461    $304,225    $324,638
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%       0.67%       0.67%       0.65%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.94%(b)       0.95%       0.95%       0.94%       0.94%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.48%(b)       3.72%       1.78%       0.40%       0.73%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $ 347,047,603.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                            GOVERNMENT & AGENCY PORTFOLIO --
                                                                               PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------------
                                                               2007            2006         2005         2004       2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00         $  1.00      $  1.00      $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05            0.04         0.02        0.005       0.01
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00           (0.00)        0.00       (0.000)      0.00
==========================================================================================================================
    Total from investment operations                             0.05            0.04         0.02        0.005       0.01
==========================================================================================================================
Less dividends from net investment income                       (0.05)          (0.04)       (0.02)      (0.005)     (0.01)
==========================================================================================================================
Net asset value, end of period                                $  1.00         $  1.00      $  1.00      $  1.00    $  1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                                  4.73%           3.92%        1.88%        0.48%      0.74%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $26,598         $39,599      $38,024      $29,147    $21,132
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)        0.67%        0.67%        0.67%      0.67%
==========================================================================================================================
  Without fee waivers and/or expense reimbursements              0.90%(b)        0.91%        0.92%        0.90%      0.90%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income to average net assets             4.63%(b)        3.90%        1.87%        0.48%      0.73%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $26,798,973.

                                                                     GOVERNMENT TAXADVANTAGE PORTFOLIO --
                                                                           PERSONAL INVESTMENT CLASS
                                                              ---------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------
                                                               2007          2006      2005      2004       2003
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $ 1.00    $ 1.00    $  1.00    $ 1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05         0.04      0.02      0.004      0.01
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00         0.00      0.00      0.000      0.00
=================================================================================================================
    Total from investment operations                             0.05         0.04      0.02      0.004      0.01
=================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)       (0.04)    (0.02)    (0.004)    (0.01)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --           --        --     (0.000)    (0.00)
=================================================================================================================
    Total distributions                                         (0.05)       (0.04)    (0.02)    (0.004)    (0.01)
=================================================================================================================
Net asset value, end of period                                $  1.00       $ 1.00    $ 1.00    $  1.00    $ 1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                                                  4.63%        3.84%     1.83%      0.43%     0.69%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $10,986       $6,543    $5,607    $ 6,087    $6,415
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)     0.67%     0.67%      0.67%     0.68%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.05%(b)     1.12%     1.16%      1.08%     1.08%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to average net assets             4.53%(b)     3.76%     1.85%      0.43%     0.66%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $8,259,836.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows each fund to pay distribution and service fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Personal Investment accounts are as follows:

                                                                 INITIAL        ADDITIONAL
CLASS                                                          INVESTMENTS*     INVESTMENTS
-------------------------------------------------------------------------------------------
Personal Investment Class                                       $    1,000       no minimum
-------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO
You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO
You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       AIM Investment Services, Inc.
                                       For Further Credit Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 5:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 4:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 3:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVES THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, each fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures, such as limits on exchanges or redemption fees, that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.

- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.
    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:       (800) 659-1005
ON THE INTERNET:    You can send us a request by e-mail or download
                    prospectuses, annual or semiannual reports via our website:
                    http://www.aiminvestments.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
----------------------------------------
   Series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     STIT-PRO-6            [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              December 20, 2007

PRIVATE INVESTMENT CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

      --------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1
STIC Prime Portfolio                                 1
Treasury Portfolio                                   1
Government & Agency Portfolio                        2
Government TaxAdvantage Portfolio                    2
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    5
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fee Table                                            5
Expense Example                                      6
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              7
------------------------------------------------------
OBJECTIVES AND STRATEGIES                            7
------------------------------------------------------
Liquid Assets Portfolio                              7
STIC Prime Portfolio                                 7
Treasury Portfolio                                   8
Government & Agency Portfolio                        8
Government TaxAdvantage Portfolio                    8
RISKS                                                9
------------------------------------------------------
Liquid Assets Portfolio                              9
STIC Prime Portfolio                                10
Treasury Portfolio                                  10
Government & Agency Portfolio                       11
Government TaxAdvantage Portfolio                   11
DISCLOSURE OF PORTFOLIO HOLDINGS                    12
------------------------------------------------------
FUND MANAGEMENT                                     12
------------------------------------------------------
The Advisor                                         12
Advisor Compensation                                12
OTHER INFORMATION                                   13
------------------------------------------------------
Investments in the Funds                            13
Dividends and Distributions                         13
FINANCIAL HIGHLIGHTS                                15
------------------------------------------------------
GENERAL INFORMATION                                A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-4
Frequent Purchases and Redemptions of Fund
  Shares                                           A-5
Taxes                                              A-5
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

      --------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Foreign Securities Risk    Management Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Repurchase Agreement Risk
Interest Rate Risk      Municipal Securities Risk         Concentration Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Concentration Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

      --------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        Repurchase Agreement Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                           Repurchase Agreement Risk
Interest Rate Risk                               Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                        U.S. Government Obligations Risk
Interest Rate Risk                            Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

      --------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.36%
1998...................................................................    5.30%
1999...................................................................    4.92%
2000...................................................................    6.20%
2001...................................................................    3.86%
2002...................................................................    1.48%
2003...................................................................    0.82%
2004...................................................................    1.02%
2005...................................................................    2.90%
2006...................................................................    4.74%

STIC PRIME PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.31%
1998...................................................................    5.28%
1999...................................................................    4.89%
2000...................................................................    6.17%
2001...................................................................    3.74%
2002...................................................................    1.36%
2003...................................................................    0.78%
2004...................................................................    1.00%
2005...................................................................    2.92%
2006...................................................................    4.76%

TREASURY PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.25%
1998...................................................................    5.16%
1999...................................................................    4.68%
2000...................................................................    5.95%
2001...................................................................    3.73%
2002...................................................................    1.41%
2003...................................................................    0.78%
2004...................................................................    0.92%
2005...................................................................    2.74%
2006...................................................................    4.57%

      --------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................    4.82%
2000...................................................................    6.13%
2001...................................................................    3.78%
2002...................................................................    1.43%
2003...................................................................    0.79%
2004...................................................................    0.98%
2005...................................................................    2.84%
2006...................................................................    4.67%

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    4.89%
1998...................................................................    4.85%
1999...................................................................    4.34%
2000...................................................................    5.70%
2001...................................................................    3.69%
2002...................................................................    1.44%
2003...................................................................    0.77%
2004...................................................................    0.98%
2005...................................................................    2.82%
2006...................................................................    4.64%

    The year-to-date total return for each fund as of September 30, 2007 was as follows:

FUND
--------------------------------------------------------------------
Liquid Assets Portfolio--Private
  Investment Class                                   3.76%
STIC Prime Portfolio--Private Investment
Class                                                3.76%
Treasury Portfolio--Private Investment
Class                                                3.55%
Government & Agency Portfolio--Private
Investment Class                                     3.69%
Government TaxAdvantage
Portfolio--Private Investment Class                  3.66%
--------------------------------------------------------------------

    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                                HIGHEST QUARTERLY RETURN                LOWEST QUARTERLY RETURN
FUND                                                 (QUARTER ENDED)                        (QUARTER ENDED)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Private Investment  1.59%   September 30, 2000 and    0.17%   December 31, 2003, March 31, 2004,
  Class                                              December 31, 2000                 and June 30, 2004
-------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Private Investment     1.59%   September 30, 2000 and    0.16%   March 31, 2004 and June 30, 2004
  Class                                              December 31, 2000
-------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Private Investment       1.54%   September 30, 2000 and    0.15%   March 31, 2004 and June 30, 2004
  Class                                              December 31, 2000
-------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio--Private       1.58%   December 31, 2000         0.17%   September 30, 2003, December 31,
  Investment Class                                                                     2003, March 31, 2004 and June 30,
                                                                                       2004
-------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio--Private   1.54%   December 31, 2000         0.16%   September 30, 2003 and March 31,
  Investment Class                                                                     2004
-------------------------------------------------------------------------------------------------------------------------

      --------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------
                                                                                            SINCE       INCEPTION
(for the periods ended December 31, 2006)                     1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Private Investment Class              4.74%    2.18%      3.64%        --      02/16/96
STIC Prime Portfolio--Private Investment Class                 4.76%    2.15%      3.60%        --      07/08/93
Treasury Portfolio--Private Investment Class                   4.57%    2.08%      3.50%        --      11/22/91
Government & Agency Portfolio--Private Investment Class        4.67%    2.13%        --       3.24%     09/01/98
Government TaxAdvantage Portfolio--Private Investment Class    4.64%    2.12%      3.40%        --      12/21/94
-----------------------------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Private Investment Class shares of the funds.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------
                                              LIQUID                                    GOVERNMENT &    GOVERNMENT
                                              ASSETS          STIC PRIME    TREASURY     AGENCY         TAXADVANTAGE
(fees paid directly from your investment)    PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)              None            None         None          None            None

(Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is less)       None            None         None          None            None
--------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------------------------------------------------
                                              LIQUID                                    GOVERNMENT &    GOVERNMENT
(expenses that are deducted from fund         ASSETS          STIC PRIME    TREASURY     AGENCY         TAXADVANTAGE
assets)                                      PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Management Fees                                  0.15%           0.15%        0.15%         0.10%           0.18%

Distribution and/or Service (12b-1) Fees         0.50            0.50         0.50          0.50            0.50

Other Expenses                                   0.03            0.04         0.04          0.05            0.12

Acquired Fund Fees and Expenses                  None            None         None          None            None

Total Annual Fund Operating Expenses             0.68            0.69         0.69          0.65            0.80

Fee Waiver(2)                                    0.26            0.27         0.27          0.23            0.43

Net Annual Fund Operating Expenses               0.42            0.42         0.42          0.42            0.37
--------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as that shown in the table.
(2) The distributor has contractually agreed to waive 0.20%, 0.25%, 0.20%, 0.20% and 0.20% of Rule 12b-1 distribution plan payments on Private Investment Class shares of Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio, respectively. Further, the funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each fund. These expense limitation agreements are in effect through at least June 30, 2008.

    As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      --------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
  (i)  invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all your shares at the end of the periods indicated;
  (iii)earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
Liquid Assets Portfolio             $43      $191      $353       $822
STIC Prime Portfolio                 43       194       357        833
Treasury Portfolio                   43       194       357        833
Government & Agency Portfolio        43       185       339        789
Government TaxAdvantage Portfolio    38       212       402        950
------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Private Investment Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
PRIVATE INVESTMENT CLASS        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.42%        0.68%        0.68%        0.68%        0.68%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.58%        9.10%       13.81%       18.73%       23.86%
End of Year Balance           $10,458.00   $10,909.79   $11,381.09   $11,872.75   $12,385.65
Estimated Annual Expenses     $    42.96   $    72.65   $    75.79   $    79.06   $    82.48
--------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
PRIVATE INVESTMENT CLASS        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)            0.68%        0.68%        0.68%        0.68%        0.68%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        29.21%       34.79%       40.61%       46.69%       53.02%
End of Year Balance           $12,920.71   $13,478.89   $14,061.18   $14,668.62   $15,302.30
Estimated Annual Expenses     $    86.04   $    89.76   $    93.64   $    97.68   $   101.90
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
PRIVATE INVESTMENT CLASS        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.42%        0.69%        0.69%        0.69%        0.69%        0.69%        0.69%        0.69%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative Return After
  Expenses                         4.58%        9.09%       13.79%       18.69%       23.81%       29.15%       34.71%       40.52%
End of Year Balance           $10,458.00   $10,908.74   $11,378.91   $11,869.34   $12,380.91   $12,914.52   $13,471.14   $14,051.74
Estimated Annual Expenses     $    42.96   $    73.72   $    76.89   $    80.21   $    83.66   $    87.27   $    91.03   $    94.95
-----------------------------------------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
PRIVATE INVESTMENT CLASS        YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.69%        0.69%
Cumulative Return Before
  Expenses                        55.13%       62.89%
Cumulative Return After
  Expenses                        46.57%       52.89%
End of Year Balance           $14,657.38   $15,289.11
Estimated Annual Expenses     $    99.05   $   103.32
--------------------------------------------------------------------------------------------------------------------

      --------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

TREASURY PORTFOLIO --
PRIVATE INVESTMENT CLASS        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.42%        0.69%        0.69%        0.69%        0.69%        0.69%        0.69%        0.69%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative Return After
  Expenses                         4.58%        9.09%       13.79%       18.69%       23.81%       29.15%       34.71%       40.52%
End of Year Balance           $10,458.00   $10,908.74   $11,378.91   $11,869.34   $12,380.91   $12,914.52   $13,471.14   $14,051.74
Estimated Annual Expenses     $    42.96   $    73.72   $    76.89   $    80.21   $    83.66   $    87.27   $    91.03   $    94.95
-----------------------------------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
PRIVATE INVESTMENT CLASS        YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.69%        0.69%
Cumulative Return Before
  Expenses                        55.13%       62.89%
Cumulative Return After
  Expenses                        46.57%       52.89%
End of Year Balance           $14,657.38   $15,289.11
Estimated Annual Expenses     $    99.05   $   103.32
-----------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO -- PRIVATE
INVESTMENT CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.42%        0.65%        0.65%        0.65%        0.65%        0.65%        0.65%        0.65%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative Return After
  Expenses                         4.58%        9.13%       13.88%       18.83%       24.00%       29.39%       35.02%       40.90%
End of Year Balance           $10,458.00   $10,912.92   $11,387.64   $11,883.00   $12,399.91   $12,939.30   $13,502.16   $14,089.51
Estimated Annual Expenses     $    42.96   $    69.46   $    72.48   $    75.63   $    78.92   $    82.35   $    85.93   $    89.67
-----------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO -- PRIVATE
INVESTMENT CLASS                YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.65%        0.65%
Cumulative Return Before
  Expenses                        55.13%       62.89%
Cumulative Return After
  Expenses                        47.02%       53.42%
End of Year Balance           $14,702.40   $15,341.96
Estimated Annual Expenses     $    93.57   $    97.64
-----------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO -- PRIVATE
INVESTMENT CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.37%        0.80%        0.80%        0.80%        0.80%        0.80%        0.80%        0.80%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative Return After
  Expenses                         4.63%        9.02%       13.60%       18.37%       23.35%       28.53%       33.93%       39.55%
End of Year Balance           $10,463.00   $10,902.45   $11,360.35   $11,837.48   $12,334.66   $12,852.71   $13,392.53   $13,955.01
Estimated Annual Expenses     $    37.86   $    85.46   $    89.05   $    92.79   $    96.69   $   100.75   $   104.98   $   109.39
-----------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO -- PRIVATE
INVESTMENT CLASS                YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.80%        0.80%
Cumulative Return Before
  Expenses                        55.13%       62.89%
Cumulative Return After
  Expenses                        45.41%       51.52%
End of Year Balance           $14,541.12   $15,151.85
Estimated Annual Expenses     $   113.98   $   118.77
-----------------------------------------------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

      --------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.

      --------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Foreign Securities Risk--Foreign securities and securities backed by foreign guarantees may have additional risks, including relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are

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      --------------------------------------------------------------------

highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a

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      --------------------------------------------------------------------

result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the funds' first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION AVAILABLE                                POSTING TO WEBSITE                          AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.aiminvestments.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (AIM or the advisor) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for each fund.
    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM, A I M Distributors, Inc. (ADI) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the funds' Statement of Additional Information.
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007, the advisor received compensation, after fee waivers and/or expense reimbursements, at the following rates:

                                                                ANNUAL RATE
                                                              (AS A PERCENTAGE
                                                              OF AVERAGE DAILY
FUND                                                            NET ASSETS)
------------------------------------------------------------------------------
Liquid Assets Portfolio                                             0.09%
STIC Prime Portfolio                                                0.08%
Treasury Portfolio                                                  0.08%
Government & Agency Portfolio                                       0.07%
Government TaxAdvantage Portfolio                                     --
------------------------------------------------------------------------------


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      --------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Private Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government Tax Advantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), and 107(15), of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Private Investment Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states.
    Investors in the Private Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligations it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the funds as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


                                        13
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The funds do not expect to realize any long-term capital gains and losses.


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      --------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.
    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    The information for the fiscal years ended 2007, 2006 and 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                               LIQUID ASSETS PORTFOLIO --
                                                                                PRIVATE INVESTMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2007           2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02          0.01        0.01
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00           0.00       (0.00)        (0.00)       0.00
===========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02          0.01        0.01
===========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)         (0.04)      (0.02)        (0.01)      (0.01)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.00)         --            --          --
===========================================================================================================================
    Total distributions                                          (0.05)         (0.04)      (0.02)        (0.01)      (0.01)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $     1.00    $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   5.06%          4.26%       2.19%         0.75%       1.02%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $885,779       $980,681    $808,821    $1,078,780    $978,383
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%         0.42%       0.41%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.68%(b)       0.68%       0.69%         0.68%       0.67%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets              4.95%(b)       4.20%       2.14%         0.74%       1.04%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,000,562,552.

                                                                                STIC PRIME PORTFOLIO --
                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     --             --          --       (0.00)         --
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01        0.01
=========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   5.07%          4.28%       2.21%       0.72%       0.97%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $632,811       $591,306    $556,709    $393,619    $560,825
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%       0.42%       0.40%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.69%(b)       0.69%       0.69%       0.69%       0.68%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.95%(b)       4.23%       2.18%       0.71%       0.98%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $665,236,413.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                    TREASURY PORTFOLIO --
                                                                                  PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                 2007            2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00       $   1.00    $     1.00    $   1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.05           0.04          0.02        0.01          0.01
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.00           0.00          0.00        0.00         (0.00)
===============================================================================================================================
    Total from investment operations                                0.05           0.04          0.02        0.01          0.01
===============================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.05)         (0.04)        (0.02)      (0.01)        (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --             --         (0.00)      (0.00)           --
===============================================================================================================================
    Total distributions                                            (0.05)         (0.04)        (0.02)      (0.01)        (0.01)
===============================================================================================================================
Net asset value, end of period                                $     1.00       $   1.00    $     1.00    $   1.00    $     1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                     4.85%          4.06%         2.06%       0.68%         0.98%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,250,648       $972,350    $1,229,249    $808,852    $1,100,857
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.42%(b)       0.42%         0.42%       0.42%         0.41%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.69%(b)       0.70%         0.70%       0.69%         0.69%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net assets                4.73%(b)       3.97%         2.03%       0.65%         0.97%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America .
(b) Ratios are based on average daily net assets of $896,881,352.

                                                                           GOVERNMENT & AGENCY PORTFOLIO --
                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00          (0.00)      (0.00)      (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01        0.01
=========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.99%          4.18%       2.14%       0.73%       0.99%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $599,041       $518,524    $750,824    $484,967    $503,365
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%       0.42%       0.42%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.65%(b)       0.66%       0.67%       0.65%       0.65%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.88%(b)       4.15%       2.12%       0.73%       0.98%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $519,320,808.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                       GOVERNMENT TAXADVANTAGE PORTFOLIO --
                                                                             PRIVATE INVESTMENT CLASS
                                                              -------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------
                                                               2007          2006       2005        2004       2003
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05          0.04       0.02        0.01       0.01
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00          0.00       0.00        0.00       0.00
=====================================================================================================================
    Total from investment operations                             0.05          0.04       0.02        0.01       0.01
=====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)        (0.04)     (0.02)      (0.01)     (0.01)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --         --       (0.00)     (0.00)
=====================================================================================================================
    Total distributions                                         (0.05)        (0.04)     (0.02)      (0.01)     (0.01)
=====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                  4.95%         4.15%      2.13%       0.74%      0.99%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $43,318       $89,063    $69,277    $276,400    $85,138
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.37%(b)      0.37%      0.37%       0.37%      0.38%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.80%(b)      0.87%      0.91%       0.83%      0.83%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income to average net assets             4.83%(b)      4.06%      2.15%       0.73%      0.96%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $48,651,622.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES

Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows each fund to pay distribution and service fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of their shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Private Investment Class accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Private Investment Class                                        $10,000       no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       AIM Investment Services, Inc.
                                       For Further Credit Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK(R)                         Open your account as described above.      Complete an AIM LINK(R) Agreement. Mail
                                                                                  the application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary  If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted
                                  electronically to your pre-authorized bank account. The
                                  transfer agent must receive your financial intermediary's
                                  instructions before 5:30 p.m. Eastern Standard Time on a
                                  business day in order to effect the redemption on that day.
                                  If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                  Eastern Standard Time on a business day it must do so by
                                  telephone.

By Telephone                      If placing a redemption request by telephone, you or any
                                  person authorized to make account transactions, must call
                                  the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK(R)                    If placing a redemption request through AIM LINK, the
                                  transfer agent must receive your redemption request before
                                  5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.
----------------------------------------------------------------------------------------------

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary  If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted
                                  electronically to your pre-authorized bank account. The
                                  transfer agent must receive your financial intermediary's
                                  instructions before 4:30 p.m. Eastern Standard Time on a
                                  business day in order to effect the redemption on that day.
                                  If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                  Eastern Standard Time on a business day it must do so by
                                  telephone.

By Telephone                      If placing a redemption request by telephone, you or any
                                  person authorized to make account transactions, must call
                                  the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK(R)                    If placing a redemption request through AIM LINK, the
                                  transfer agent must receive your redemption request before
                                  4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.
----------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary   If placing a redemption request through your financial
                                   intermediary, redemption proceeds will be transmitted
                                   electronically to your pre-authorized bank account. The
                                   transfer agent must receive your financial intermediary's
                                   instructions before 3:30 p.m. Eastern Standard Time on a
                                   business day in order to effect the redemption on that day.
                                   If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                   Eastern Standard Time on a business day it must do so by
                                   telephone.

By Telephone                       If placing a redemption request by telephone, you or any
                                   person authorized to make account transactions, must call
                                   the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK(R)                     If placing a redemption request through AIM LINK, the
                                   transfer agent must receive your redemption request before
                                   3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.
-----------------------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares -- Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares -- Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares -- Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK(R)

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares -- Timing of Orders", the last net asset value calculation will occur as of the time of such closing. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, each fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the funds has not adopted any policies and procedures, such as limits on exchanges or redemption fees, that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.

- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

      --------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      --------------------------------------------------------------------

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing. The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:       (800) 659-1005
IN THE INTERNET:    You can send us a request by e-mail or download
                    prospectuses, annual or semiannual reports via our website:
                    http://www.aiminvestments.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
----------------------------------------
   Series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     STIT-PRO-5            [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              December 20, 2007

RESERVE CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1
STIC Prime Portfolio                                 1
Treasury Portfolio                                   1
Government & Agency Portfolio                        2
Government TaxAdvantage Portfolio                    2
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    5
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fee Table                                            5
Expense Example                                      6
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              7
------------------------------------------------------
OBJECTIVES AND STRATEGIES                            7
------------------------------------------------------
Liquid Assets Portfolio                              7
STIC Prime Portfolio                                 8
Treasury Portfolio                                   8
Government & Agency Portfolio                        8
Government TaxAdvantage Portfolio                    9
RISKS                                                9
------------------------------------------------------
Liquid Assets Portfolio                              9
STIC Prime Portfolio                                10
Treasury Portfolio                                  11
Government & Agency Portfolio                       11
Government TaxAdvantage Portfolio                   11
DISCLOSURE OF PORTFOLIO HOLDINGS                    12
------------------------------------------------------
FUND MANAGEMENT                                     12
------------------------------------------------------
The Advisor                                         12
Advisor Compensation                                12
OTHER INFORMATION                                   13
------------------------------------------------------
Investments in the Funds                            13
Dividends and Distributions                         13
FINANCIAL HIGHLIGHTS                                15
------------------------------------------------------
GENERAL INFORMATION                                A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-4
Frequent Purchases and Redemptions of Fund
  Shares                                           A-5
Taxes                                              A-5
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Foreign Securities Risk    Management Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Repurchase Agreement Risk
Interest Rate Risk      Municipal Securities Risk         Concentration Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Concentration Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                                  Repurchase Agreement Risk
Interest Rate Risk                                      Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                                  Repurchase Agreement Risk
Interest Rate Risk                                      Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                                  U.S. Government Obligations Risk
Interest Rate Risk                                      Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Reserve Class shares from year to year. Reserve Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO

2001...................................................................   3.35%
2002...................................................................   0.96%
2003...................................................................   0.25%
2004...................................................................   0.44%
2005...................................................................   2.31%
2006...................................................................   4.15%

STIC PRIME PORTFOLIO

2000...................................................................   5.64%
2001...................................................................   3.23%
2002...................................................................   0.84%
2003...................................................................   0.21%
2004...................................................................   0.42%
2005...................................................................   2.33%
2006...................................................................   4.17%

TREASURY PORTFOLIO

2000...................................................................   5.43%
2001...................................................................   3.22%
2002...................................................................   0.89%
2003...................................................................   0.21%
2004...................................................................   0.35%
2005...................................................................   2.16%
2006...................................................................   3.98%

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

2001...................................................................   3.26%
2002...................................................................   0.91%
2003...................................................................   0.22%
2004...................................................................   0.40%
2005...................................................................   2.26%
2006...................................................................   4.07%

GOVERNMENT TAXADVANTAGE PORTFOLIO

2004...................................................................   0.37%
2005...................................................................   2.19%
2006...................................................................   3.99%

    The year-to-date total return for each fund as of September 30, 2007 was as follows:

FUND
--------------------------------------------------------------------
Liquid Assets Portfolio--Reserve Class               3.32%
STIC Prime Portfolio--Reserve Class                  3.32%
Treasury Portfolio--Reserve Class                    3.11%
Government & Agency Portfolio--Reserve
Class                                                3.25%
Government TaxAdvantage
Portfolio--Reserve Class                             3.18%
--------------------------------------------------------------------

    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                             HIGHEST QUARTERLY RETURN                  LOWEST QUARTERLY RETURN
FUND                                             (QUARTER ENDED)                           (QUARTER ENDED)
------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Reserve Class     1.23%  March 31, 2001                     0.03%  September 30, 2003,
                                                                                            December 31, 2003,
                                                                                            March 31, 2004, and
                                                                                            June 30, 2004
------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Reserve Class        1.46%  September 30, 2000                 0.02%  September 30, 2003,
                                                  and December 31, 2000                     March 31, 2004 and
                                                                                            June 30, 2004
------------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Reserve Class          1.41%  September 30, 2000                 0.01%  March 31, 2004 and
                                                  and December 31, 2000                     June 30, 2004
------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio--Reserve     1.21%  March 31, 2001                     0.03%  September 30, 2003,
  Class                                                                                     December 31, 2003,
                                                                                            March 31, 2004 and
                                                                                            June 30, 2004
------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage                    1.07%  December 31, 2006                  0.02%  March 31, 2004 and
  Portfolio--Reserve Class                                                                  June 30, 2004
------------------------------------------------------------------------------------------------------------------

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Reserve Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2006)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)      DATE
--------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio--Reserve Class        4.15%      1.61%        --         2.42%        01/14/00
STIC Prime Portfolio--Reserve
  Class                           4.17%      1.58%        --         2.63%        01/04/99
Treasury Portfolio--Reserve
  Class                           3.98%      1.51%        --         2.53%        01/04/99
Government & Agency
  Portfolio--Reserve Class        4.07%      1.56%        --         2.35%        01/26/00
Government TaxAdvantage
  Portfolio--Reserve Class        3.99%        --         --         1.87%        06/23/03
--------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Reserve Class shares of the funds.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------------------
                                                                LIQUID                                 GOVERNMENT    GOVERNMENT
                                                                ASSETS       STIC PRIME    TREASURY    & AGENCY      TAXADVANTAGE
(fees paid directly from your investment)                       PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                               None          None         None         None           None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)                           None          None         None         None           None
---------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------------
                                                                LIQUID                                 GOVERNMENT    GOVERNMENT
                                                                ASSETS       STIC PRIME    TREASURY    & AGENCY      TAXADVANTAGE
(expenses that are deducted From fund assets)                   PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                   0.15%         0.15%        0.15%        0.10%          0.18%

Distribution and/or Service (12b-1) Fees                          1.00          1.00         1.00         1.00           1.00

Other Expenses                                                    0.03          0.04         0.04         0.05           0.12

Acquired Fund Fees and Expenses                                   None          None         None         None           None

Total Annual Fund Operating Expenses                              1.18          1.19         1.19         1.15           1.30

Fee Waiver(2)                                                     0.19          0.20         0.20         0.16           0.31

Net Annual Fund Operating Expenses                                0.99          0.99         0.99         0.99           0.99
---------------------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each fund. These expense limitation agreements are in effect through at least June 30, 2008.

    As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.
    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
  (i)  invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all your shares at the end of the periods indicated;
  (iii)earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Liquid Assets Portfolio                    $101     $356      $631      $1,415
STIC Prime Portfolio                        101      358       635       1,425
Treasury Portfolio                          101      358       635       1,425
Government & Agency Portfolio               101      350       618       1,383
Government TaxAdvantage Portfolio           101      382       683       1,541
-------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Reserve Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
RESERVE CLASS                   YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.99%           1.18%        1.18%        1.18%        1.18%
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%           7.98%       12.11%       16.39%       20.84%
End of Year Balance           $10,401.00      $10,798.32   $11,210.81   $11,639.07   $12,083.68
Estimated Annual Expenses     $   100.98      $   125.08   $   129.85   $   134.81   $   139.96
-----------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
RESERVE CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)            1.18%        1.18%        1.18%        1.18%        1.18%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        25.45%       30.25%       35.22%       40.39%       45.75%
End of Year Balance           $12,545.28   $13,024.51   $13,522.04   $14,038.58   $14,574.86
Estimated Annual Expenses     $   145.31   $   150.86   $   156.62   $   162.61   $   168.82
-----------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
RESERVE CLASS                   YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.99%           1.19%        1.19%        1.19%        1.19%
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%           7.97%       12.09%       16.36%       20.79%
End of Year Balance           $10,401.00      $10,797.28   $11,208.65   $11,635.70   $12,079.02
Estimated Annual Expenses     $   100.98      $   126.13   $   130.94   $   135.92   $   141.10
-----------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
RESERVE CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.19%        1.19%        1.19%        1.19%        1.19%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        25.39%       30.17%       35.13%       40.28%       45.62%
End of Year Balance           $12,539.24   $13,016.98   $13,512.93   $14,027.77   $14,562.23
Estimated Annual Expenses     $   146.48   $   152.06   $   157.85   $   163.87   $   170.11
-----------------------------------------------------------------------------------------------

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

TREASURY PORTFOLIO --
RESERVE CLASS                   YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.99%           1.19%        1.19%        1.19%        1.19%
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%           7.97%       12.09%       16.36%       20.79%
End of Year Balance           $10,401.00      $10,797.28   $11,208.65   $11,635.70   $12,079.02
Estimated Annual Expenses     $   100.98      $   126.13   $   130.94   $   135.92   $   141.10
-----------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
RESERVE CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.19%        1.19%        1.19%        1.19%        1.19%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        25.39%       30.17%       35.13%       40.28%       45.62%
End of Year Balance           $12,539.24   $13,016.98   $13,512.93   $14,027.77   $14,562.23
Estimated Annual Expenses     $   146.48   $   152.06   $   157.85   $   163.87   $   170.11
-----------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
RESERVE CLASS                   YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.99%           1.15%        1.15%        1.15%        1.15%
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%           8.01%       12.17%       16.49%       20.98%
End of Year Balance           $10,401.00      $10,801.44   $11,217.29   $11,649.16   $12,097.65
Estimated Annual Expenses     $   100.98      $   121.91   $   126.61   $   131.48   $   136.54
-----------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
RESERVE CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.15%        1.15%        1.15%        1.15%        1.15%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        25.63%       30.47%       35.49%       40.71%       46.13%
End of Year Balance           $12,563.41   $13,047.10   $13,549.42   $14,071.07   $14,612.81
Estimated Annual Expenses     $   141.80   $   147.26   $   152.93   $   158.82   $   164.93
-----------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
RESERVE CLASS                   YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.99%           1.30%        1.30%        1.30%        1.30%
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%           7.86%       11.85%       15.99%       20.28%
End of Year Balance           $10,401.00      $10,785.84   $11,184.91   $11,598.75   $12,027.91
Estimated Annual Expenses     $   100.98      $   137.71   $   142.81   $   148.09   $   153.57
-----------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
RESERVE CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.30%        1.30%        1.30%        1.30%        1.30%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        24.73%       29.34%       34.13%       39.09%       44.24%
End of Year Balance           $12,472.94   $12,934.44   $13,413.01   $13,909.30   $14,423.94
Estimated Annual Expenses     $   159.26   $   165.15   $   171.26   $   177.60   $   184.17
-----------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

    The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

STIC PRIME PORTFOLIO

    The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

    The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

    The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

    The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Foreign Securities Risk--Foreign securities and securities backed by foreign guarantees may have additional risks, including relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

TREASURY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION                                           WEBSITE POSTING                             POSTED ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.aiminvestments.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (AIM or the advisor) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.
    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM, A I M Distributors, Inc. (ADI) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the funds' Statement of Additional Information.
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007, the advisor received compensation after fee waivers and/or expense reimbursements, at the following rates:

                                                                 ANNUAL RATE
                                                               (AS A PERCENTAGE
                                                               OF AVERAGE DAILY
FUND                                                             NET ASSETS)
-------------------------------------------------------------------------------
Liquid Assets Portfolio                                              0.09%
STIC Prime Portfolio                                                 0.08%
Treasury Portfolio                                                   0.08%
Government & Agency Portfolio                                        0.07%
Government TaxAdvantage Portfolio                                      --
-------------------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing


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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Reserve Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government Tax Advantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), and 107(15), of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Reserve Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states.
    Investors in the Reserve Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligations it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares -- Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a funds prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares -- Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


                                        13
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares -- Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The funds do not expect to realize any long-term capital gains and losses.


                                        14
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.
    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    The information for the fiscal years ended 2007, 2006 and 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                            LIQUID ASSETS PORTFOLIO --
                                                                                   RESERVE CLASS
                                                              -------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------
                                                               2007          2006        2005       2004       2003
                                                              -------       -------    --------    -------    -------
Net asset value, beginning of period                          $  1.00       $  1.00    $   1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.05        0.02      0.002      0.005
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00         (0.01)       0.00     (0.000)     0.000
=====================================================================================================================
    Total from investment operations                             0.04          0.04        0.02      0.002      0.005
=====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)        (0.04)      (0.02)    (0.002)    (0.005)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         (0.00)         --         --         --
=====================================================================================================================
    Total distributions                                         (0.04)        (0.04)      (0.02)    (0.002)    (0.005)
=====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $   1.00    $  1.00    $  1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                  4.46%         3.66%       1.61%      0.17%      0.45%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $39,244       $17,424    $128,244    $64,942    $57,082
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)      0.99%       0.99%      0.99%      0.98%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.18%(b)      1.18%       1.19%      1.18%      1.17%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income to average net assets             4.38%(b)      3.63%       1.57%      0.17%      0.47%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $36,815,776.

                                                                              STIC PRIME PORTFOLIO --
                                                                                   RESERVE CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------
                                                               2007          2006       2005        2004        2003
                                                              -------       -------    -------    --------    --------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.04       0.02       0.001       0.004
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    --            --         --      (0.000)         --
======================================================================================================================
    Total from investment operations                             0.04          0.04       0.02       0.001       0.004
======================================================================================================================
Less dividends from net investment income                       (0.04)        (0.04)     (0.02)     (0.001)     (0.004)
======================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $   1.00    $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                  4.47%         3.69%      1.63%       0.15%       0.40%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $30,950       $55,892    $66,695    $108,319    $103,681
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)      0.99%      0.99%       0.99%       0.97%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.19%(b)      1.19%      1.19%       1.19%       1.18%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets             4.38%(b)      3.66%      1.61%       0.14%       0.41%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $45,012,080.


                                        15
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                               TREASURY PORTFOLIO --
                                                                                   RESERVE CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------
                                                               2007           2006       2005       2004        2003
                                                              -------       --------    -------    -------    --------
Net asset value, beginning of period                          $  1.00       $   1.00    $  1.00    $  1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04           0.03       0.01      0.002       0.004
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00           0.00       0.00      0.000      (0.000)
======================================================================================================================
    Total from investment operations                             0.04           0.03       0.01      0.002       0.004
======================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)         (0.03)     (0.01)    (0.002)     (0.004)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --             --      (0.00)    (0.000)         --
======================================================================================================================
    Total distributions                                         (0.04)         (0.03)     (0.01)    (0.002)     (0.004)
======================================================================================================================
Net asset value, end of period                                $  1.00       $   1.00    $  1.00    $  1.00    $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                  4.26%          3.47%      1.48%      0.11%       0.41%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $69,762       $133,700    $77,702    $79,975    $119,660
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)       0.99%      0.99%      0.98%       0.97%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.19%(b)       1.20%      1.20%      1.19%       1.19%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets             4.16%(b)       3.40%      1.46%      0.09%       0.41%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $96,063,097.

                                                                        GOVERNMENT & AGENCY PORTFOLIO --
                                                                                  RESERVE CLASS
                                                              -----------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------
                                                               2007          2006       2005      2004       2003
                                                              -------       -------    ------    -------    -------
Net asset value, beginning of period                          $  1.00       $  1.00    $ 1.00    $  1.00    $  1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.04      0.02      0.002      0.004
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00          0.00     (0.00)    (0.000)     0.000
===================================================================================================================
    Total from investment operations                             0.04          0.04      0.02      0.002      0.004
===================================================================================================================
Less dividends from net investment income                       (0.04)        (0.04)    (0.02)    (0.002)    (0.004)
===================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $ 1.00    $  1.00    $  1.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                                  4.40%         3.59%     1.56%      0.15%      0.43%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $16,949       $21,889    $4,640    $ 2,839    $ 4,166
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)      0.99%     0.99%      0.99%      0.98%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.15%(b)      1.16%     1.17%      1.15%      1.15%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of net investment income to average net assets             4.31%(b)      3.58%     1.55%      0.16%      0.42%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $26,924,948.


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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         GOVERNMENT TAXADVANTAGE PORTFOLIO --
                                                                                     RESERVE CLASS
                                                              -----------------------------------------------------------
                                                                                                          JUNE 23, 2003
                                                                                                          (COMMENCEMENT
                                                                       YEAR ENDED AUGUST 31,                 DATE) TO
                                                              ---------------------------------------       AUGUST 31,
                                                               2007         2006     2005      2004            2003
                                                              -------       -----    -----    -------    ----------------
Net asset value, beginning of period                          $  1.00       $1.00    $1.00    $  1.00        $  1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04       0.03     0.01       0.002(a)       0.004
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00       0.00     0.00       0.000          0.000
=========================================================================================================================
    Total from investment operations                             0.04       0.03     0.01       0.002          0.004
=========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)      (0.03)   (0.01)    (0.002)        (0.004)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         --       --      (0.000)        (0.000)
=========================================================================================================================
    Total distributions                                         (0.04)      (0.03)   (0.01)    (0.002)        (0.004)
=========================================================================================================================
Net asset value, end of period                                $  1.00       $1.00    $1.00    $  1.00        $  1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  4.30%      3.51%    1.50%       0.15%          0.44%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $11,944       $438     $  0     $     1        $15,794
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(c)   0.99%    0.99%       0.92%          0.93%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.30%(c)   1.37%    1.41%       1.33%          1.32%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets             4.21%(c)   3.44%    1.53%       0.18%          0.41%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $12,033,147.
(d) Annualized.


                                        17
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares and have a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES

Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each fund to pay distribution and service fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Reserve Class accounts are as follows:

                                                                INITIAL      ADDITIONAL
CLASS                                                         INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Reserve Class                                                    $1,000      no minimum
----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


                                       A-1
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       A I M Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       AIM Investment Services, Inc.
                                       For Further Credit Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK(R)                         Open your account as described above.      Complete an AIM LINK(R) Agreement. Mail
                                                                                  the application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 5:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK(R)                         If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------


                                       A-2
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 4:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK(R)                         If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 3:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.
By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.
By AIM LINK(R)                         If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares -- Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares -- Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the


                                       A-3
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares -- Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS
If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a fund is not able to verify your identity as required by law, a fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares -- Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares -- Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.


                                       A-4
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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares -- Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, each fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

    The Board of the funds has not adopted any policies and procedures, such as limits on exchanges or redemption fees, that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
    - Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
    - One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.
    - Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
    - Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.
    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES


LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.


                                       A-5
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      -------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:       (800) 659-1005
ON THE INTERNET:    You can send us a request by e-mail or download
                    prospectuses, annual or semiannual reports via our website:
                    http://www.aiminvestments.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
----------------------------------------
   Series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     STIT-PRO-7            [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              December 20, 2007

RESOURCE CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Resource Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
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TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                  1
------------------------------------------------------
Liquid Assets Portfolio                              1
STIC Prime Portfolio                                 1
Treasury Portfolio                                   1
Government & Agency Portfolio                        2
Government TaxAdvantage Portfolio                    2
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    5
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fee Table                                            5
Expense Example                                      6
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                              7
------------------------------------------------------
OBJECTIVES AND STRATEGIES                            7
------------------------------------------------------
Liquid Assets Portfolio                              7
STIC Prime Portfolio                                 7
Treasury Portfolio                                   8
Government & Agency Portfolio                        8
Government TaxAdvantage Portfolio                    8
RISKS                                                9
------------------------------------------------------
Liquid Assets Portfolio                              9
STIC Prime Portfolio                                10
Treasury Portfolio                                  10
Government & Agency Portfolio                       11
Government TaxAdvantage Portfolio                   11
DISCLOSURE OF PORTFOLIO HOLDINGS                    12
------------------------------------------------------
FUND MANAGEMENT                                     12
------------------------------------------------------
The Advisor                                         12
Advisor Compensation                                12
OTHER INFORMATION                                   13
------------------------------------------------------
Investments in the Funds                            13
Dividends and Distributions                         13
FINANCIAL HIGHLIGHTS                                15
------------------------------------------------------
GENERAL INFORMATION                                A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-4
Frequent Purchases and Redemptions of Fund
  Shares                                           A-5
Taxes                                              A-5
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.
    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
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RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Foreign Securities Risk    Management Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Repurchase Agreement Risk
Interest Rate Risk      Municipal Securities Risk         Concentration Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk             Credit Risk                       Repurchase Agreement Risk
Money Market Fund Risk  U.S. Government Obligations Risk  Concentration Risk
Interest Rate Risk      Municipal Securities Risk         Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                                  Repurchase Agreement Risk
Interest Rate Risk                                      Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                                  Repurchase Agreement Risk
Interest Rate Risk                                      Management Risk
U.S. Government Obligations Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                                  U.S. Government Obligations Risk
Interest Rate Risk                                      Management Risk

    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.
    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.46%

1998...................................................................    5.40%

1999...................................................................    5.03%

2000...................................................................    6.31%

2001...................................................................    3.97%

2002...................................................................    1.58%

2003...................................................................    0.92%

2004...................................................................    1.12%

2005...................................................................    3.00%

2006...................................................................    4.85%

STIC PRIME PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.46%

1998...................................................................    5.43%

1999...................................................................    5.04%

2000...................................................................    6.32%

2001...................................................................    3.89%

2002...................................................................    1.51%

2003...................................................................    0.93%

2004...................................................................    1.14%

2005...................................................................    3.06%

2006...................................................................    4.91%

TREASURY PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.39%

1998...................................................................    5.31%

1999...................................................................    4.83%

2000...................................................................    6.10%

2001...................................................................    3.88%

2002...................................................................    1.55%

2003...................................................................    0.92%

2004...................................................................    1.06%

2005...................................................................    2.88%

2006...................................................................    4.72%

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................    4.97%

2000...................................................................    6.28%

2001...................................................................    3.92%

2002...................................................................    1.58%

2003...................................................................    0.94%

2004...................................................................    1.12%

2005...................................................................    2.99%

2006...................................................................    4.81%


GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................    5.80%

2001...................................................................    3.78%

2002...................................................................    1.53%

2003...................................................................    0.87%

2004...................................................................    1.07%

2005...................................................................    2.91%

2006...................................................................    4.73%

    The year-to-date total return for each fund as of September 30, 2007 was as follows:

FUND
--------------------------------------------------------------------
Liquid Assets Portfolio--Resource Class              3.84%
STIC Prime Portfolio--Resource Class                 3.87%
Treasury Portfolio--Resource Class                   3.65%
Government & Agency Portfolio--Resource
Class                                                3.80%
Government TaxAdvantage
Portfolio--Resource Class                            3.73%
--------------------------------------------------------------------

During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                                HIGHEST QUARTERLY RETURN                LOWEST QUARTERLY RETURN
FUND                                                 (QUARTER ENDED)                        (QUARTER ENDED)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Resource Class      1.62%   September 30, 2000 and    0.20%   September 30, 2003, December 31,
                                                     December 31, 2000                 2003, March 31, 2004, and June 30,
                                                                                       2004
-------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Resource Class         1.62%   September 30, 2000 and    0.19%   March 31, 2004
                                                     December 31, 2000
-------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Resource Class           1.58%   December 31, 2000         0.19%   March 31, 2004 and June 30, 2004
-------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio--Resource      1.62%   December 31, 2000         0.20%   March 31, 2004 and June 30, 2004
  Class
-------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio--Resource  1.57%   December 31, 2000         0.18%   September 30, 2003
  Class
-------------------------------------------------------------------------------------------------------------------------

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      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Resource Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------
                                                                                            SINCE       INCEPTION
(for the periods ended December 31, 2006)                     1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Resource Class                        4.85%    2.28%      3.75%        --      09/23/96
STIC Prime Portfolio--Resource Class                           4.91%    2.30%      3.75%        --      01/16/96
Treasury Portfolio--Resource Class                             4.72%    2.22%      3.65%        --      03/06/96
Government & Agency Portfolio--Resource Class                  4.81%    2.28%        --       3.38%     09/01/98
Government TaxAdvantage Portfolio--Resource Class              4.73%    2.21%        --       2.94%     12/30/99
-----------------------------------------------------------------------------------------------------------------

    For the current seven-day yield, call (800) 659-1005, option 2.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Resource Class shares of the funds.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------------------------
                                              LIQUID                                    GOVERNMENT &    GOVERNMENT
                                              ASSETS          STIC PRIME    TREASURY     AGENCY         TAXADVANTAGE
(fees paid directly from your investment)    PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)              None            None         None          None            None

(Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is less)       None            None         None          None            None
--------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------------------------------------------
                                              LIQUID                                    GOVERNMENT &    GOVERNMENT
(expenses that are deducted from fund         ASSETS          STIC PRIME    TREASURY     AGENCY         TAXADVANTAGE
assets)                                      PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Management Fees                                  0.15%           0.15%        0.15%         0.10%           0.18%

Distribution and/or Service (12b-1) Fees         0.20            0.20         0.20          0.20            0.20

Other Expenses                                   0.03            0.04         0.04          0.05            0.12

Acquired Fund Fees and Expenses                  None            None         None          None            None

Total Annual Fund Operating Expenses             0.38            0.39         0.39          0.35            0.50

Fee Waiver(3)                                    0.06            0.11(2)      0.11(2)       0.07(2)         0.22(2)

Net Annual Fund Operating Expenses               0.32            0.28         0.28          0.28            0.28
--------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments.
(3) The funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above:
    (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the funds. These expense limitation agreements are in effect through at least June 30, 2008.

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       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
  (i)  invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all your shares at the end of the periods indicated;
  (iii)earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
Liquid Assets Portfolio             $33      $116      $207       $475
STIC Prime Portfolio                 29       114       208        482
Treasury Portfolio                   29       114       208        482
Government & Agency Portfolio        29       105       189        436
Government TaxAdvantage Portfolio    29       138       258        607
------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;

  - Your investment has a 5% return before expenses each year; and

  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Resource Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
RESOURCE CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.32%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.68%        9.52%       14.58%       19.87%       25.41%
End of Year Balance           $10,468.00   $10,951.62   $11,457.59   $11,986.93   $12,540.72
Estimated Annual Expenses     $    32.75   $    40.70   $    42.58   $    44.54   $    46.60
--------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
RESOURCE CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)            0.38%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.20%       37.26%       43.60%       50.24%       57.18%
End of Year Balance           $13,120.10   $13,726.25   $14,360.41   $15,023.86   $15,717.96
Estimated Annual Expenses     $    48.76   $    51.01   $    53.36   $    55.83   $    58.41
--------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
RESOURCE CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.28%        0.39%        0.39%        0.39%        0.39%        0.39%        0.39%        0.39%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative Return After
  Expenses                         4.72%        9.55%       14.60%       19.88%       25.41%       31.19%       37.24%       43.56%
End of Year Balance           $10,472.00   $10,954.76   $11,459.77   $11,988.07   $12,540.72   $13,118.85   $13,723.63   $14,356.28
Estimated Annual Expenses     $    28.66   $    41.78   $    43.71   $    45.72   $    47.83   $    50.04   $    52.34   $    54.76
-----------------------------------------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
RESOURCE CLASS                  YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.39%        0.39%
Cumulative Return Before
  Expenses                        55.13%       62.89%
Cumulative Return After
  Expenses                        50.18%       57.10%
End of Year Balance           $15,018.11   $15,710.44
Estimated Annual Expenses     $    57.28   $    59.92
--------------------------------------------------------------------------------------------------------------------

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

TREASURY PORTFOLIO --
RESOURCE CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.28%        0.39%        0.39%        0.39%        0.39%        0.39%        0.39%        0.39%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative Return After
  Expenses                         4.72%        9.55%       14.60%       19.88%       25.41%       31.19%       37.24%       43.56%
End of Year Balance           $10,472.00   $10,954.76   $11,459.77   $11,988.07   $12,540.72   $13,118.85   $13,723.63   $14,356.28
Estimated Annual Expenses     $    28.66   $    41.78   $    43.71   $    45.72   $    47.83   $    50.04   $    52.34   $    54.76
-----------------------------------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
RESOURCE CLASS                  YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.39%        0.39%
Cumulative Return Before
  Expenses                        55.13%       62.89%
Cumulative Return After
  Expenses                        50.18%       57.10%
End of Year Balance           $15,018.11   $15,710.44
Estimated Annual Expenses     $    57.28   $    59.92
-----------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
RESOURCE CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.28%        0.35%        0.35%        0.35%        0.35%        0.35%        0.35%        0.35%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative Return After
  Expenses                         4.72%        9.59%       14.69%       20.02%       25.60%       31.44%       37.55%       43.95%
End of Year Balance           $10,472.00   $10,958.95   $11,468.54   $12,001.83   $12,559.91   $13,143.95   $13,755.14   $14,394.75
Estimated Annual Expenses     $    28.66   $    37.50   $    39.25   $    41.07   $    42.98   $    44.98   $    47.07   $    49.26
-----------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
RESOURCE CLASS                  YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.35%        0.35%
Cumulative Return Before
  Expenses                        55.13%       62.89%
Cumulative Return After
  Expenses                        50.64%       57.65%
End of Year Balance           $15,064.11   $15,764.59
Estimated Annual Expenses     $    51.55   $    53.95
-----------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
RESOURCE CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.28%        0.50%        0.50%        0.50%        0.50%        0.50%        0.50%        0.50%
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative Return After
  Expenses                         4.72%        9.43%       14.36%       19.50%       24.88%       30.50%       36.37%       42.51%
End of Year Balance           $10,472.00   $10,943.24   $11,435.69   $11,950.29   $12,488.05   $13,050.02   $13,637.27   $14,250.95
Estimated Annual Expenses     $    28.66   $    53.54   $    55.95   $    58.46   $    61.10   $    63.85   $    66.72   $    69.72
-----------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
RESOURCE CLASS                  YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            0.50%        0.50%
Cumulative Return Before
  Expenses                        55.13%       62.89%
Cumulative Return After
  Expenses                        48.92%       55.62%
End of Year Balance           $14,892.24   $15,562.39
Estimated Annual Expenses     $    72.86   $    76.14
-----------------------------------------------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations.
    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality.
    The fund maintains a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality.
    The fund also seeks to provide dividends that are exempt from state and local taxation in many states.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

    The fund will maintain a weighted average maturity of 90 days or less.
    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.
    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Foreign Securities Risk--Foreign securities and securities backed by foreign guarantees may have additional risks, including relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.


STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.


TREASURY PORTFOLIO

The principal risks of investing in the fund are:

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.


GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.


GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the funds' portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION AVAILABLE                                POSTING TO WEBSITE                          AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------

    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.aiminvestments.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (AIM or the advisor) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.
    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.
    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM, A I M Distributors, Inc. (ADI) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits in the funds' Statement of Additional Information.
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2007, the advisor received compensation, after fee waivers and/or expense reimbursements, at the following rates:

                                                              ANNUAL RATE (AS
                                                              A PERCENTAGE OF
                                                               AVERAGE DAILY
FUND                                                            NET ASSETS)
------------------------------------------------------------------------------
Liquid Assets Portfolio                                             0.09%
STIC Prime Portfolio                                                0.08%
Treasury Portfolio                                                  0.08%
Government & Agency Portfolio                                       0.07%
Government TaxAdvantage Portfolio                                     --
------------------------------------------------------------------------------

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Resource Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.
    The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.
    Investors in the Resource Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.
    Because the fund invests in direct obligations of the U.S. Treasury and other U.S. Government obligations it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption form state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Each fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Standard Time. If fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase order have been accepted by a fund prior to 5:30 p.m. Eastern Standard Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

STIC PRIME PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Standard Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Standard Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The funds do not expect to realize any long-term capital gains and losses.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Resource Class. Certain information reflects financial results for a single fund share.
    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).
    The information for the fiscal years ended 2007, 2006 and 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                LIQUID ASSETS PORTFOLIO--
                                                                                     RESOURCE CLASS
                                                            -----------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                            -----------------------------------------------------------------
                                                               2007             2006         2005        2004         2003
                                                            ----------       ----------    --------    --------    ----------
Net asset value, beginning of period                        $     1.00       $     1.00    $   1.00    $   1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05             0.04        0.02        0.01          0.01
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00             0.00        0.00       (0.00)         0.00
=============================================================================================================================
    Total from investment operations                              0.05             0.04        0.02        0.01          0.01
=============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)           (0.04)      (0.02)      (0.01)        (0.01)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --            (0.00)         --          --            --
=============================================================================================================================
    Total distributions                                          (0.05)           (0.04)      (0.02)      (0.01)        (0.01)
=============================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $   1.00    $   1.00    $     1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                   5.16%            4.36%       2.29%       0.85%         1.12%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $1,128,499       $1,089,107    $902,832    $952,193    $1,239,380
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.32%(b)         0.32%       0.32%       0.32%         0.31%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.38%(b)         0.38%       0.39%       0.38%         0.37%
=============================================================================================================================
Ratio of net investment income to average net assets              5.05%(b)         4.30%       2.24%       0.84%         1.14%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,150,200,138.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                STIC PRIME PORTFOLIO--
                                                                                    RESOURCE CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                                2007           2006        2005        2004       2003
                                                              --------       --------    --------    --------    -------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01       0.01
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     --             --          --       (0.00)        --
========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01       0.01
========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)      (0.01)     (0.01)
========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                   5.21%          4.42%       2.35%       0.86%      1.11%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $570,226       $325,328    $271,872    $151,783    $88,259
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.28%      0.26%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)       0.39%       0.39%       0.39%      0.38%
========================================================================================================================
Ratio of net investment income to average net assets              5.09%(b)       4.37%       2.32%       0.85%      1.12%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $451,653,811.

                                                                                 TREASURY PORTFOLIO--
                                                                                    RESOURCE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00           0.00        0.00        0.00       (0.00)
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01        0.01
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --       (0.00)      (0.00)         --
=========================================================================================================================
    Total distributions                                          (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   5.00%          4.21%       2.21%       0.82%       1.12%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $375,750       $352,874    $301,176    $337,798    $624,053
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.28%       0.27%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)       0.40%       0.40%       0.39%       0.39%
=========================================================================================================================
Ratio of net investment income to average net assets              4.87%(b)       4.11%       2.17%       0.79%       1.11%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $367,837,999.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                            GOVERNMENT & AGENCY PORTFOLIO--
                                                                                    RESOURCE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00          (0.00)      (0.00)      (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01        0.01
=========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   5.14%          4.32%       2.28%       0.87%       1.13%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $297,561       $293,839    $230,735    $387,168    $371,428
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.28%       0.28%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.35%(b)       0.36%       0.37%       0.35%       0.35%
=========================================================================================================================
Ratio of net investment income to average net assets              5.02%(b)       4.29%       2.26%       0.87%       1.12%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $313,105,813.

                                                                       GOVERNMENT TAXADVANTAGE PORTFOLIO--
                                                                                 RESOURCE CLASS
                                                              -----------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------
                                                               2007          2006       2005      2004       2003
                                                              -------       -------    ------    -------    -------
Net asset value, beginning of period                          $  1.00       $  1.00    $ 1.00    $  1.00    $  1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05          0.04      0.02       0.01       0.01
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00          0.00      0.00       0.00       0.00
===================================================================================================================
    Total from investment operations                             0.05          0.04      0.02       0.01       0.01
===================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)        (0.04)    (0.02)     (0.01)     (0.01)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --        --      (0.00)     (0.00)
===================================================================================================================
    Total distributions                                         (0.05)        (0.04)    (0.02)     (0.01)     (0.01)
===================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $ 1.00    $  1.00    $  1.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                                  5.04%         4.24%     2.22%      0.83%      1.08%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $53,228       $25,859    $6,906    $10,557    $15,236
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.28%(b)      0.28%     0.28%      0.28%      0.29%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.50%(b)      0.57%     0.61%      0.53%      0.53%
===================================================================================================================
Ratio of net investment income to average net assets             4.92%(b)      4.15%     2.24%      0.82%      1.05%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $58,108,408.

      -------------------------------------------------------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
      -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES

Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows the fund to pay distribution and service fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Resource Class accounts are as follows:

                                                                  INITIAL       ADDITIONAL
CLASS                                                           INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------
Resource Class                                                    $10,000       no minimum
-------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.

STIC PRIME PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Standard Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Standard Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Standard Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       A I M Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 8900118377
                                       AIM Investment Services, Inc.
                                       For Further Credit Your Account #
                                       If you do not know your account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 5:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Standard Time and 5:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.

By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 5:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       5:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 4:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Standard Time and 4:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.

By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 4:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       4:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 3:30 p.m. Eastern Standard Time on a
                                       business day in order to effect the redemption on that day.
                                       If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Standard Time and 3:30 p.m.
                                       Eastern Standard Time on a business day it must do so by
                                       telephone.

By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 3:30 p.m. Eastern Standard Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       3:00 p.m. Eastern Standard Time on a business day to effect the transaction on that day.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Standard Time and 5:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC PRIME PORTFOLIO

We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Standard Time and 4:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

GOVERNMENT TAXADVANTAGE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Standard Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Standard Time and 3:30 p.m. Eastern Standard Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Standard Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVES THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Standard Time.
    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    Each fund values portfolio securities on the basis of amortized cost, which approximates market value.

STIC PRIME PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Standard Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Standard Time.
    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
    During the thirty-minute period between the last three net asset value determinations, each fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the funds has not adopted any policies and procedures, such as limits on exchanges or redemption fees, that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.

- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.
    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.
    Each fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time each fund holds its assets. Every year, information will be sent showing the amount of distributions received from each fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
      LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
       GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
       -----------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
    The foreign, state and local tax consequences of investing in a fund may differ materially from the federal income tax consequences described above. You will not be required to include the portion of dividends paid by the fund derived from interest on federal obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The fund will try to hold the types of federal obligations that will provide shareholders with interest-derived dividends that are exempt from state and local tax in as many jurisdictions as possible. To the extent that dividends paid by the fund are derived from interest on other investments or from realized capital gains, they may be subject to state and local income tax. The percentage of dividends that constitutes dividends derived from interest on federal obligations and from realized capital gains will be determined annually. This percentage may differ from the actual percentage of interest received by the fund on federal obligations and the actual percentage of realized capital gains for the particular days on which you hold shares. Shareholders should consult their tax advisors as to the foreign, state and local income tax consequences of their receipt of fund dividends before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:       (800) 659-1005
ON THE INTERNET:    You can send us a request by e-mail or download
                    prospectuses, annual or semiannual reports via our website:
                    http://www.aiminvestments.com

You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
----------------------------------------
   Series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     STIT-PRO-4            [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                   ----------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO (EACH A "PORTFOLIO", COLLECTIVELY THE "PORTFOLIOS") OF SHORT-TERM INVESTMENTS TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE PORTFOLIOS LISTED BELOW. PORTIONS OF EACH PORTFOLIO'S FINANCIAL STATEMENTS ARE INCORPORATED INTO THIS STATEMENT OF ADDITION AL INFORMATION BY REFERENCE TO SUCH PORTFOLIO'S MOST RECENT ANNUAL REPORT TO SHAREHOLDERS. YOU MAY OBTAIN, WITHOUT CHARGE, A COPY OF ANY PROSPECTUS AND/OR ANNUAL REPORT FOR ANY PORTFOLIO LISTED BELOW BY WRITING
TO:

                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 0843
                            HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                                   ----------

THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 20, 2007, RELATES TO THE CASH MANAGEMENT CLASS, CORPORATE CLASS, INSTITUTIONAL CLASS, PERSONAL INVESTMENT CLASS, PRIVATE INVESTMENT CLASS, RESERVE CLASS AND RESOURCE CLASS OF THE FOLLOWING PROSPECTUSES:

            PORTFOLIO                     DATED
            ---------               -----------------
     LIQUID ASSETS PORTFOLIO        DECEMBER 20, 2007
       STIC PRIME PORTFOLIO         DECEMBER 20, 2007
        TREASURY PORTFOLIO          DECEMBER 20, 2007
  GOVERNMENT & AGENCY PORTFOLIO     DECEMBER 20, 2007
GOVERNMENT TAXADVANTAGE PORTFOLIO   DECEMBER 20, 2007

                          SHORT-TERM INVESTMENTS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION ABOUT THE TRUST......................................      1
   Portfolio History.....................................................      1
   Shares of Beneficial Interest.........................................      1
DESCRIPTION OF THE PORTFOLIOS AND THEIR INVESTMENTS AND RISKS............      3
   Classification........................................................      3
   Investment Strategies and Risks.......................................      3
      Debt Investments...................................................      3
      Foreign Investments................................................      5
      Other Investments..................................................      6
      Investment Techniques..............................................      6
      Additional Securities or Investment Techniques.....................      9
   Portfolio Policies....................................................      9
   Temporary Defensive Position..........................................     12
   Policies and Procedures for Disclosure of Portfolio Holdings..........     12
MANAGEMENT OF THE TRUST..................................................     15
   Board of Trustees.....................................................     15
   Management Information................................................     15
      Trustee Ownership of Portfolio Shares..............................     18
   Compensation..........................................................     18
      Retirement Plan For Trustees.......................................     19
      Deferred Compensation Agreements...................................     19
   Code of Ethics........................................................     19
   Proxy Voting Policies.................................................     20
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................     20
INVESTMENT ADVISORY AND OTHER SERVICES...................................     20
   Investment Advisor....................................................     20
   Marketing Support and Administrative Support Payments.................     22
   Service Agreements....................................................     22
   Other Service Providers...............................................     23
BROKERAGE ALLOCATION AND OTHER PRACTICES.................................     23
   Brokerage Transactions................................................     23
   Commissions...........................................................     24
   Broker Selection......................................................     24
   Regular Brokers.......................................................     27
   Allocation of Portfolio Transactions..................................     27
PURCHASE, REDEMPTION AND PRICING OF SHARES...............................     28
   Purchase and Redemption of Shares.....................................     28
   Offering Price........................................................     28
      Calculation of Net Asset Value.....................................     28
   Redemption in Kind....................................................     29
   Backup Withholding....................................................     29
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.................................     30
   Dividends and Distributions...........................................     30
   Tax Matters...........................................................     31
DISTRIBUTION OF SECURITIES...............................................     34
   Distribution Plan.....................................................     34

   Distributor...........................................................     37
FINANCIAL STATEMENTS.....................................................     37
PENDING LITIGATION.......................................................     37
APPENDICES:
RATINGS OF DEBT SECURITIES...............................................    A-1
PERSONS TO WHOM AIM PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON AN
   ONGOING BASIS.........................................................    B-1
TRUSTEES AND OFFICERS....................................................    C-1
TRUSTEE COMPENSATION TABLE...............................................    D-1
PROXY VOTING POLICIES....................................................    E-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................    F-1
MANAGEMENT FEES..........................................................    G-1
CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS....    H-1
ADMINISTRATIVE SERVICES FEES.............................................    I-1
PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS....................    J-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLANS...    K-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN.............    L-1
PENDING LITIGATION.......................................................    M-1

                       GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of five separate portfolios: Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (each a "portfolio" and collectively, the "Portfolios"). Under the Amended and Restated Agreement and Declaration of Trust, dated September 14, 2005, as amended (the "Trust Agreement"), the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Government TaxAdvantage Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio and the Treasury Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. On November 24, 2003, Liquid Assets Portfolio succeeded to the assets and assumed the liabilities of Liquid Assets Portfolio and STIC Prime Portfolio succeeded to the assets and assumed the liabilities of Prime Portfolio (the "Predecessor Portfolios") of Short-Term Investments Co., a Maryland corporation ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to Government TaxAdvantage Portfolio (or a class thereof), Treasury Portfolio (or a class thereof) and periods prior to November 24, 2003 relating to Liquid Assets Portfolio and STIC Prime Portfolio (or a class thereof) is that of the Predecessor Portfolios (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio each consists of seven separate classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing dividends and distributions. If the Trust is ever liquidated, shareholders of each class of a portfolio are entitled to share pro rata in the assets belonging to such portfolio allocable to such class which are available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. On matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring direct financial loss due to shareholder liability is limited to circumstances in which a complaining party is not held to be bound by the disclaimer and the applicable portfolio is unable to meet its obligations.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in an action by or in the right of the Trust. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

     SHARE CERTIFICATES. Shareholders of the Portfolios do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

          DESCRIPTION OF THE PORTFOLIOS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolios are "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     Set forth below are detailed descriptions of the various types of securities and investment techniques that AIM may use in managing the Portfolios, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in the Portfolios' Prospectuses, where a particular type of security or investment technique is not discussed in the Portfolios' Prospectuses, that security or investment technique is not a principal investment strategy.

     The Portfolios may not invest in all of these types of securities or use all of these techniques at any one time. The Portfolios' transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Portfolios' investment objective, policies and restrictions described in the Portfolios' Prospectuses and/or this Statement of Additional Information, as well as the federal securities laws. In addition to those described below, AIM may invest in other types of securities and may use other investment techniques in managing the Portfolios, including those described below for the Portfolios not specifically mentioned as investing in the security or using the investment technique as well as securities and techniques not described, subject to limitations imposed by the Portfolios' investment objective, policies and restrictions described in the Portfolios' Prospectuses and/or this Statement of Additional Information, as well as the federal securities laws.

     The Portfolios' investment objectives, policies, strategies and practices described below are non-fundamental unless otherwise indicated.

DEBT INVESTMENTS

     RULE 2A-7 REQUIREMENTS. Money market instruments in which the Portfolios will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolios' investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Portfolio acquires the security, that NRSRO.

     The Portfolios will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Portfolios' investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

     BANK INSTRUMENTS. Liquid Assets Portfolio may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. STIC Prime Portfolio may invest in certificates of deposits, time deposits and bankers' acceptances from U.S. banks. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity.

     Liquid Assets Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

     COMMERCIAL INSTRUMENTS. Liquid Assets Portfolio and STIC Prime Portfolio intend to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolios. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

     PARTICIPATION INTERESTS. Liquid Assets Portfolio and STIC Prime Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). The Portfolios generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Portfolios will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolios' rights against the Borrower and for the receipt and processing of payments due to the Portfolios under the loans. Under the terms of a participation interest, the Portfolios may be regarded as a creditor of the Participant and thus the Portfolios are subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolios consider participation interests to be illiquid and therefore subject to the Portfolios' percentage limitations for investments in illiquid securities.

     MUNICIPAL SECURITIES. For Liquid Assets Portfolio and STIC Prime Portfolio, municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

     OTHER DEBT OBLIGATIONS. Liquid Assets Portfolio and STIC Prime Portfolio may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks; and Liquid Asset Portfolio may invest in U.S. dollar-denominated obligations of foreign issuers. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of Liquid Assets Portfolio and STIC Prime Portfolio, their investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) for Liquid Assets Portfolio, in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and (iii) other considerations deemed appropriate.


     Descriptions of debt securities ratings are found in Appendix A.

FOREIGN INVESTMENTS

     FOREIGN SECURITIES. For Liquid Assets Portfolio, foreign securities are securities issued outside the United States. The Portfolio will limit its investments in foreign securities to debt obligations denominated in U.S. dollars.

     Investments by Liquid Assets Portfolio in foreign securities, although denominated in U.S. dollars, may entail some or all of the risks set forth below.

     Political and Economic Risk. The economies of many of the countries in which Liquid Assets Portfolio may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of Liquid Assets Portfolio's investments.

     Regulatory Risk. Foreign companies may or may not be registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by Liquid Assets Portfolio may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to Liquid Assets Portfolio's shareholders.

     Market Risk. The securities markets in many of the countries in which Liquid Assets Portfolio may invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions.

There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.

     FOREIGN GOVERNMENT OBLIGATIONS. For Liquid Assets Portfolio, these are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which Liquid Assets Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies, or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by government entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of Liquid Assets Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

OTHER INVESTMENTS

     OTHER INVESTMENT COMPANIES. STIC Prime Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio may purchase shares of other investment companies. For these Portfolios, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) each Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) each Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) each Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Portfolios in investment companies that are money market funds, including money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds").

     With respect to the Portfolios' purchase of shares of another investment company, including an Affiliated Money Market Fund, the Portfolios will indirectly bear their proportionate share of the advisory fees and other operating expenses of such investment company.

     VARIABLE OR FLOATING RATE INSTRUMENTS. Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

INVESTMENT TECHNIQUES

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by each Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolios may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

     Investment in securities on a delayed delivery basis may increase the Portfolios' exposure to market fluctuation and may increase the possibility that the Portfolios will incur short-term gains subject to federal taxation or short-term losses if the Portfolios must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolios will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Portfolio if, as a result, more than 25% of such Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolios and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolios until settlement. Absent extraordinary circumstances, the Portfolios will not sell or otherwise transfer the delayed delivery securities prior to settlement. For STIC Prime Portfolio, the delayed delivery securities may have a maturity of up to 75 days calculated from trade date.

     WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the time of payment and yield accrued shall be fixed at the date of purchase but the price of the security shall not be fixed until after the securities are issued. Each Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolios may sell these securities before the settlement date if it is deemed advisable.

     Investment in securities on a when-issued basis may increase a Portfolio's exposure to market fluctuation and may increase the possibility that each Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolios must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolios will employ techniques designed to reduce such risks. If the Portfolios purchase a when-issued security, the Portfolios will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolios' when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Portfolio if, as a result, more than 25% of the Portfolios' total assets would become so committed.

     INTERFUND LOANS. Each Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolios cannot make any additional investments. If a Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolios to lend their securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. Each Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolios may have to sell a portion of their investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     REPURCHASE AGREEMENTS. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio repurchase agreements are agreements under which the

Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolios' holding period. The Portfolios may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolios on demand and the effective interest rate is negotiated on a daily basis. For Government & Agency Portfolio, repurchase transactions are limited to a term of 180 days or less. For Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio , repurchase transactions are limited to a term of 365 days or less. Government & Agency Portfolio and Treasury Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

     The Portfolios may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Portfolios under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolios to financial institutions such as banks and broker-dealers, with an agreement that the Portfolios will repurchase the securities at an agreed upon price and date. The Portfolios may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time they enter into a reverse repurchase agreement, the Portfolios will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by a Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Portfolios under the 1940 Act.

     The STIC Prime Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

     Each Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolios from disposing of them promptly at reasonable prices. The Portfolios may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     RULE 144A SECURITIES. For Liquid Assets Portfolio and STIC Prime Portfolio, Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as these Portfolios, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolios' restrictions on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Portfolios' holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolios comply with their restrictions on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolios investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     SALE OF MONEY MARKET SECURITIES. Each Portfolio will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Portfolios by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolios, and securities held by the Portfolios may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolios' policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolios, the high turnover rate should not adversely affect the Portfolios' net income from operations.

ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

     INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE PORTFOLIO/ADVISOR. Each Portfolio may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Portfolios will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The investment restrictions set forth below have been adopted by each Portfolio and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolios. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of a Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a Portfolio's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by the Portfolio at the time it purchases any security.

     (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

     (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) tax-exempt obligations issued by governments or political subdivisions of governments; of (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

     (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolios from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

     (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

     The investment restrictions set forth above provide each of the Portfolios with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Portfolios has this flexibility, the Board has adopted non-fundamental restrictions, for each of the Portfolios relating to certain of these restrictions which AIM must follow in managing the Portfolios. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

     NON-FUNDAMENTAL RESTRICTIONS. In addition, each Portfolio has the following non-fundamental policies, which may be changed by the Board without shareholder approval:

     (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities issued by other investment companies), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 331a% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

     (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 331a% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

     (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

     (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

     (7) The Portfolio may not acquire any securities of registered unit investment trusts in reliance on sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     Each Portfolio does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, as is the case with the other AIM Funds that currently have the proposed restriction regarding purchasing and selling physical commodities, the Portfolios will interpret the proposed restriction and the related non-fundamental restriction to permit the Portfolios, subject to each Portfolio's investment objectives and general investment policies (as stated in the Portfolios' prospectuses and applicable Statement of Additional Information), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Portfolios also will interpret their fundamental restriction regarding purchasing and selling physical commodities and their related non-fundamental restriction to permit the Portfolios to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Portfolios' prospectuses and applicable Statement of Additional Information.

     ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies.

     Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio normally invest at least 80% of their assets in direct obligations of the U.S. Treasury which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies and instrumentalities (agency securities). Treasury Portfolio and Government & Agency Portfolio may invest in the foregoing securities as well as repurchase agreements secured by those obligations. For purposes of the foregoing sentences, "assets" means net assets, plus the amount of any borrowings for investment purposes. Each Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITION

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolios may temporarily hold all or a portion of their assets in cash.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board has adopted policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities are provided below.

     PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolios make available to institutions that maintain accounts with the Portfolios, beneficial owners of the Portfolios' shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Portfolios' portfolio holdings. The Portfolios disclose the following holdings information on http://www.aiminvestments.com(1):

                                                APPROXIMATE
                                              DATE OF POSTING             INFORMATION REMAINS
         INFORMATION AVAILABLE                   TO WEBSITE              AVAILABLE ON WEBSITE
         ---------------------            -----------------------   ------------------------------
Weighted average maturity information;    Next business day         Until posting of the following
thirty-day, seven-day and one-day yield                             business day's information
information; daily dividend factor and
total net assets

Complete portfolio holdings as of month   1 day after month-end     Until posting of the fiscal
-end and information derived from                                   quarter holdings for the
holdings                                                            months included in the fiscal
                                                                    quarter

Complete portfolio holdings as of         60-70 days after fiscal   For one year
fiscal quarter-end                        quarter-end

----------
(1) To locate the Portfolios' portfolio holdings information on http://www.aiminvestments.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the applicable Portfolio. Links to the Portfolios' holdings are located in the upper right side of this website page.

     Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Portfolios' distributor's vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com.

     SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.

     The Board exercises continuing oversight of the disclosure of portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or his designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolios and AIM or its affiliates brought to the Board's attention by AIM.

     AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

     -    Attorneys and accountants;

     -    Securities lending agents;

     -    Lenders to the AIM Funds;

     -    Rating and rankings agencies;

     -    Persons assisting in the voting of proxies;

     -    AIM Funds' custodians;

     - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

     - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);

     -    Financial printers;

     - Brokers identified by an AIM Funds' portfolio management team who provide execution and research services to the team; and

     - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

     In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

     AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Portfolios.

     The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Portfolios or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

     DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Portfolios, and each of their employees may receive or have access to portfolio holdings as part of the day-to-day operations of the Portfolios.

     From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Portfolios' portfolio securities or may state that the Portfolios have recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Portfolios' most recent month-end and therefore may not be reflected on the list of the Portfolios' most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Portfolios, shareholders in the Portfolios, persons considering investing in the Portfolios or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

     From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about the Portfolios, including, but not limited to, how the Portfolios' investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Portfolio performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of the Portfolios or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Portfolios may be based on the Portfolios' most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

     DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Portfolio when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the AIM Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the AIM Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

     DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGED PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust. The Trustees, among other things, approve the investment objectives, policies and procedures for the Portfolios. The Trust enters into agreements with various entities to manage the day-to-day operations of the Portfolios, including the Portfolios' investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers, and approving the terms of their contracts with the Portfolios. On an ongoing basis, the Trustees exercise general oversight of these service providers.

     Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

     The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.

     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Market Timing Litigation Committee (the "Committees").

     The members of the Audit Committee are James T. Bunch, Bruce L. Crockett, Lewis F. Pennock, Raymond Stickel, Jr. (Chair), Dr. Larry Soll, and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) oversee qualifications and performance of the independent registered public accountant;
(ii) appoint independent registered public accountants for the Portfolios; (iii) pre-approve all permissible audit and non-audit services that are provided to the Portfolios by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolios' independent registered public accountants to the Portfolios' investment adviser and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Portfolios' audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR; (viii) review the process for preparation and review of the Portfolios' shareholder reports; (ix) review certain tax procedures maintained by the Portfolios; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Portfolios; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Portfolios who are employees or former employees of the independent registered public accountants; and (xiv) remain informed (a) of the Portfolios accounting systems and controls, (b) regulatory changes and new accounting pronouncements that affect the

Portfolios' net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Portfolios. During the fiscal year ended August 31, 2007, the Audit Committee held six meetings.

     The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Portfolios' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Portfolios' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG");
(iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Portfolios' Chief Compliance Officer; (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures; (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Portfolios' shareholders and of AIM's Code of Ethics;
(viii) overseeing all of the compliance policies and procedures of the Portfolios and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's ICCC; (xi) reviewing all reports made by AIM's Chief Compliance Officer;
(xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman;
(xiii) risk management oversight with respect to the Portfolios and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. ("Invesco") that are applicable to the Portfolios or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2007, the Compliance Committee held seven meetings.

     The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Dowden (Chair), Jack M. Fields (Vice Chair), Carl Frischling. and Dr. Prema Mathai-Davis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Portfolios that are called to vote on the election of trustees; (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees;
(vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2007, the Governance Committee held eight meetings.

     Notice procedures set forth in the Trust's bylaws require that any shareholder of a Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Martin L. Flanagan, Frischling, Pennock, Stickel, Philip A. Taylor, and Drs. Mathai-Davis (Vice Chair) and Soll and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Portfolios, and to recommend what action the Board and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2007, the Investments Committee held six meetings.

     The Investments Committee has established three Sub-Committees, one of which relates to the Portfolios (the "Portfolio's Sub-Committee"). The Portfolios' Sub-Committee is responsible for: (i) reviewing the performance, fees and expenses of the Portfolios, unless the Investments Committee takes such action directly; (ii) reviewing with the Portfolios' portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Portfolios; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Portfolios, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to the Portfolios; and (v) such other investment-related matters as the Investments Committee may delegate to the Portfolios' Sub-Committee from time to time.

     Effective January 1, 2008, the Valuation Committee will be reconstituted as the Valuation, Distribution and Proxy Oversight Committee. The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Baker, Bunch, Fields, Frischling (Chair), Pennock (Vice Chair), Taylor and Drs. Mathai-Davis and Soll. The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the AIM Funds (i) in the valuation of the AIM Funds' portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the AIM Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the AIM Funds,
(iii) in the review of existing distribution arrangements for the AIM Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Funds; and (b) to make regular reports to the full Boards of the AIM Funds.

     The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures; (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto;
(iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee and making reports and recommendations to the full Board with respect thereto; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of AIM evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board; (v) upon request of AIM, assisting AIM's internal valuation committee or the full Board in resolving particular fair valuation issues; (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the "Liquidity Procedures") and other information from AIM regarding liquidity determinations made pursuant to the Liquidity Procedures by AIM and making reports and recommendations to the full Board with respect thereto; and (vii) overseeing actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution; (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto; and (iii) reviewing other information from the principal underwriters to the AIM Funds regarding distribution and marketing of the AIM Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the "Guidelines") and the Proxy Policies and Procedures (the "Proxy Procedures") by AIM and other advisers, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto; (ii) reviewing the Guidelines and the Proxy Procedures and information provided by AIM or other advisers regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto; and (iii) in implementing its responsibilities in this area, assisting AIM in resolving particular proxy voting issues.


     The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2007, the Special Market Timing Litigation Committee held one meeting.

Trustee Ownership of Portfolio Shares

     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolios and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.

     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2006 is set forth in Appendix D. Appendix D also provides information regarding compensation paid to Russell Burk, the Portfolios' Senior Vice-President and Senior Officer, during the year ended December 31, 2006.

Retirement Plan For Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM.

     The trustees have also adopted a retirement policy that permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee becomes 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual Retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor portfolio) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the annual retirement benefits will equal 75% of the trustee's annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of ay retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee's credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee's designated beneficiary for the same length of time that the trustee would have received the payment based on his or her service. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72, in such a case, the annual retirement benefit is subject to a reduction for early payment.

DEFERRED COMPENSATION AGREEMENTS

     Messrs. Crockett, Edward K. Dunn (a former trustee), Fields, Frischling, Louis S. Sklar (a former trustee) and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODE OF ETHICS

     AIM, the Trust, and A I M Distributors, Inc. ("ADI") have adopted a Code of Ethics which applies to all AIM Fund trustees and officers and employees of AIM and its subsidiaries and governs among other things, personal trading activities of such persons. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within the AIM Family of Funds --Registered Trademark--. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolios with the AIM Family of Funds --Registered Trademark--, is permitted under the Code subject to certain restrictions; however employees are required to pre-clear all security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

PROXY VOTING POLICIES

     The Board has delegated responsibility for decisions regarding proxy voting securities held by the Portfolios to AIM. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E.

     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Portfolio's proxy voting record.

     Information regarding how the Portfolios voted proxies related to their Portfolio securities during the 12 months ended June 30, 2007 is available, without charge, at our website, http://www.aiminvestments.com. This information is also available at the SEC website, http://www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each Portfolio's shares by beneficial or record owners of such Portfolio and by trustees and officers as a group is set forth in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Portfolio is presumed to "control" that Portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

     Organized in 1976, AIM serves as the investment advisor to the Portfolios. Along with its subsidiaries, AIM manages or advises over 225 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of Invesco. Invesco and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

     As investment advisor, AIM supervises all aspects of the Portfolios' operations and provides investment advisory services to the Portfolios. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolios.

     AIM is also responsible for furnishing to the Portfolios, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolios, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolios' accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Investment Advisory Agreement provides that the Portfolios will pay or cause to be paid all expenses of the Portfolios not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to Trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the trust on behalf of the Portfolios in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolios' shareholders.

     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

     Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolios calculated at the following annual rates, based on the average daily net assets of the Portfolios during the year. Each Portfolio allocates advisory fees to a class based on the relative net assets of each class.

            FUND NAME                           NET ASSETS              ANNUAL RATE
            ---------               ---------------------------------   -----------
     Liquid Assets Portfolio                    All Assets                 0.15%
       STIC Prime Portfolio                     All Assets                 0.15%
        Treasury Portfolio                      All Assets                 0.15%
  Government & Agency Portfolio                 All Assets                 0.10%
Government TaxAdvantage Portfolio           First $250 million             0.20%
                                    Over $250 million to $500 million      0.15%
                                         Amount over $500 million          0.10%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolios' detriment during the period stated in the agreement between AIM and the Portfolios.

     AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolios. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of a Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Portfolios and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

     For Liquid Assets Portfolio and Government & Agency Portfolio, AIM has contractually agreed through at least June 30, 2008 to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolios' Board; and (vi) expenses that the Portfolios have incurred but did not actually pay because of an expense offset arrangement) to 0.12%. Contractual fee waivers or reductions may not be terminated or amended to the Portfolios' detriment during the period stated in the agreement between AIM and the Portfolios.

     For STIC Prime Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio, AIM has contractually agreed through at least June 30, 2008 to waive advisory fees payable by each Portfolio in an amount equal to 100% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolios' investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Portfolios and Their Investments and Risks - Investment Strategies and Risks - Other

Investments - Other Investment Companies". AIM also has contractually agreed through at least June 30, 2008 to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolios' Board; and (vi) expenses that the Portfolios have incurred but did not actually pay because of an expense offset arrangement) to 0.12%. Contractual fee waivers or reductions may not be terminated or amended to the Portfolios' detriment during the period stated in the agreement between AIM and the Portfolios.

     The management fees payable by the Portfolios, the amounts waived by AIM and the net fee paid by the Portfolios for the last three fiscal years ended August 31 are found in Appendix G.

MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS

     AIM, ADI, or one of their affiliates ("AIM Affiliates") may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the AIM Funds or provide promotional and/or sales support on behalf of AIM and ADI with respect to the AIM Funds. Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the AIM Funds on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. In addition, AIM Affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers. These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

     Marketing and administrative support payments are in addition to any fees paid by an AIM Fund, including Rule 12b-1 fees. Marketing and administrative support payments, whether a fixed payment or calculated as a percentage of assets attributable to a financial intermediary in a given AIM Fund, may be different for different financial intermediaries, and shall not exceed 0.25% of the average daily net assets of all shares attributable to the financial intermediary in any AIM Fund during a particular period. Moreover, where financial intermediaries provide services to the AIM Funds or an AIM Affiliate, the costs of providing the services and the package of services provided may differ. The AIM Affiliates do not make an independent assessment of the cost of such services. A list of financial intermediaries to whom AIM Affiliates paid marketing and/or administrative support payments during the prior calendar year is attached hereto as Appendix H. This list may not be current and changes over time.

     These payments could be significant to the financial intermediaries and may create an incentive for a financial intermediary to recommend or sell shares of the AIM Funds to its customers, thereby increasing the assets in the AIM Funds. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolios.

SERVICE AGREEMENTS

     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolios which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at last annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolios reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

     Administrative services fees paid to AIM by the Portfolios for the last three fiscal years ended August 31 are found in Appendix I.

OTHER SERVICE PROVIDERS

     TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of AIM, is the Trust's transfer agent.

     The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolios. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding shares of the Portfolios, the TA Agreement provides that the Trust, on behalf of the Portfolio, will pay AIS an asset-based fee.

     SUB-TRANSFER AGENT. Effective January 1, 2007, AIM Funds Management, Inc. ("AFMI"), 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of Invesco, began providing services to the Trust as a sub-transfer agent, pursuant to an agreement between AFMI and AIS. The Trust does not pay a fee to AFMI for these services. Rather AFMI is compensated by AIS, as a sub-contractor.

     SUB-ACCOUNTING. The Trust and ADI have arranged for AIS to offer sub-accounting services to shareholders of the Portfolios and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolios. Investors who purchase shares of the Portfolios for the account of others can make arrangements through the Trust or ADI for these sub-accounting services. In addition, shareholders utilizing AIM LINK --Registered Trademark-- may receive sub-accounting services.

     CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolios. JP Morgan Chase Bank, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Portfolios.

     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolios, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolios and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Portfolios' independent registered public accounting firm is responsible for auditing the financial statements of the Portfolios. The Audit Committee of the Board appointed PricewaterhouseCoopers, LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm to audit the financial statements of the Portfolios. Such appointment was ratified and approved by the Board.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolios, selects broker-dealers (each, a "Broker"), effects the Portfolios' investment portfolio transactions, and where applicable, negotiates spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker.

     Some of the securities in which the Portfolios invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Portfolios) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     The Portfolios do not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, however AIM may seek to enhance the yield of the Portfolios by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if AIM believes such disposition and reinvestment of proceeds will enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if AIM believes such disposition is advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolios maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but because brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolios.

COMMISSIONS

     There were no brokerage commissions paid by the Portfolios for the last three fiscal years ended August 31, to any Brokers affiliated with the Portfolios, AIM, ADI, or any affiliates of such entities.

     The Portfolios may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Portfolios may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Portfolios follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

     AIM's primary consideration in selecting Brokers to execute portfolio transactions for the Portfolios is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for the Portfolios, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for the Portfolios is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Portfolios. AIM will not select Brokers based upon their promotion or sale of Portfolio shares.

     In choosing Brokers to execute portfolio transactions for the Portfolios, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Portfolios and/or the other accounts over which AIM and its affiliates have investment discretion.

     Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, the Portfolios may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.

     AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Portfolio effects securities transactions in connection with managing such Portfolio.

     AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:

     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital Management, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

          This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.

     3. Some of the common investment models used to manage various AIM Funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM and/or AM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM and APAM; however, APAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by AIM or AIM Capital.

     AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:

     -    proprietary research created by the Broker executing the trade, and

     - other products created by third parties that are supplied to AIM through the Broker executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

     AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction an receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

     Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     - Database Services - comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems - products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools - various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis - software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis - industry specific fundamental investment research.

     - Fixed Income Security Analysis - data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools - other specialized products such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

     If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

     Outside research assistance is useful to AIM since the Brokers used by AIM tend to follow a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, such services provide AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent on the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolios. However, the Portfolios are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. To the extent the Portfolios' transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Portfolios might exceed those that might otherwise have been paid.

     AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Portfolios) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Portfolios to their clients, or that act as agent in the purchase of a Portfolio's shares for their clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

REGULAR BROKERS

     Information concerning the Portfolios' acquisition of securities of its regular broker or dealers during the last fiscal year ended August 31, 2007 is found in Appendix J.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts or investment companies may have investment objectives similar to the Portfolios. Occasionally, identical securities will be appropriate for investment by the Portfolios and also by another portfolio or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of more than one portfolio or by the Portfolios and one or more other accounts or investment companies, and is considered at or about the same time, AIM will allocate transactions in such securities among the Portfolios and these accounts on a pro rata basis based on order size or in such other manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

     Before the initial purchase of shares, an investor must submit a completed account application either directly or through its financial intermediary, to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

     Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary must give AIS all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolios for any overdraft charges incurred.

     An investor or a financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Portfolios for any resulting loss.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AIS in writing. AIS may request additional documentation.

     AIS may request that an intermediary maintain separate master accounts in the Portfolios for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

     The offering price per share of each Portfolio is $1.00. There can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

CALCULATION OF NET ASSET VALUE

     The Board has established procedures designed to stabilize each Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the Trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Portfolios intend to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Portfolios' procedures which are designed to stabilize each Portfolio's price per share at $1.00.

     Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolios' investments is higher or lower than the price that would be received if the investments were sold.

REDEMPTION IN KIND

     The Portfolios do not intend to redeem shares representing an interest in the Portfolios in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number ("TIN") or, alternatively, a correctly completed and currently effective Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued), in the case of any shareholder who fails to provide the Portfolios with a TIN and a certification that he is not subject to backup withholding.

     An investor is subject to backup withholding if:

     1.   the investor fails to furnish a correct TIN to the Portfolios;

     2. the IRS notifies the Portfolios that the investor furnished an incorrect TIN;

     3. the investor or a Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

     4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

     5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS - Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     It is the present policy of the Portfolios to declare dividends on each business day and pay dividends monthly. It is each Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolios do not expect to realize any long-term capital gains and losses.

     Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

     Distributions paid in cash will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 4:00 p.m. Eastern time on that day for Government TaxAdvantage Portfolio, 5:00 p.m. Eastern time on that day for STIC Prime Portfolio, and 6:00 p.m. Eastern time on that day for Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio.

     The dividends accrued and paid for each class of shares of the Portfolios will consist of (a) income accrued and discounts earned less amortization of premiums, if any, for the Portfolios to which such class relates, allocated based upon such class' pro rata share of the total settled shares outstanding which relate to such Portfolios, less (b) expenses accrued for the applicable dividend period attributable to such Portfolios, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such Portfolios, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

     Should the Trust incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share of the Portfolios or the net income per share of a class of the Portfolios for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolios was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolios until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolios and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolios and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolios made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

     Each Portfolio presently intends to elect under applicable Treasury regulations to treat any net capital loss and any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding taxable year in determining its taxable income for the current taxable year. Each Portfolio may also elect under the same regulations to treat all or part of any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, the Portfolios may be required to sell portfolio holdings to meet this requirement.

     In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of a Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which such Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies); of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses; or collectively in the securities of certain publicly traded partnerships.

     If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of non-corporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolios on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolios at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolios held the debt obligation unless the Portfolios made an election to accrue market discount into income. If the Portfolios purchase a debt obligation that was originally issued at a discount, the Portfolios are generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolios generally intend to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolios may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolios may elect to pay a minimal amount of excise tax.

     PORTFOLIO DISTRIBUTIONS. The Portfolios anticipate distributing substantially all of their investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of non-corporate shareholders.

     A Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolios currently intend to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% or 20% for non-corporate shareholders depending on the nature of the capital gain) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if a Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by its Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Subject to applicable Code limitations, the Portfolios will be allowed to take into account a net capital loss (excess of losses over gains from the sale of capital assets) from a prior taxable year as a short-term capital loss for the current taxable year in determining their investment company taxable income and net capital gain.

     Distributions by the Portfolios that do not constitute ordinary income dividends or capital gains will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares, any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolios will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolios (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

     Ordinarily, shareholders are required to take distributions by the Portfolios into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolios) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares in the Portfolios are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.

     BACKUP WITHHOLDING. The Portfolios may be required to withhold 28% of distributions. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding."

     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than capital gain dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by each Portfolio that are designated as undistributed net capital gain.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolios will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, the Portfolios may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolios with proper notification of their foreign status.

     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of the Portfolios by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of non-resident alien shareholders dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the Portfolios at the end of the quarter immediately preceding the non-resident alien shareholder's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits, and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolios, including the applicability of foreign tax.

     FOREIGN INCOME TAX. Investment income received by Liquid Assets Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld will generally be treated as an expense of Liquid Assets Portfolio. The United States has entered into tax treaties with many foreign countries which entitle Liquid Assets Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries is not known.

     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 30, 2007. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     Effective December 7, 2007, ADI, as successor to Fund Management Company ("FMC"), became the distributor of the Trust. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolios' Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class (the "Plan"). The Portfolios, pursuant to the Plan, pay ADI the annual rate of 0.10% for Cash Management Class, 0.03% for Corporate Class, 0.75% for Personal Investment Class, 0.50% for Private Investment Class, 1.00% for Reserve Class and 0.20% for Resource Class of each Portfolio's average daily net assets.

     The Plan permits the Portfolios to finance any activity which is primarily intended to result in the sale of shares of the Portfolios ("distribution-related services"). Such distribution-related services may include, but are not limited to the following: (i) organizing and conducting sales seminars; (ii) implementing advertising programs; (iii) engaging finders and paying finders fees; (iv) printing prospectuses and statements of additional information (and supplements thereto) and annual and semi-annual reports for other than existing shareholders; (v) preparing and distributing advertising material and sales literature; and (vi) administering the Plan.

     The Plan also permits the Portfolios to finance arrangements for personal continuing shareholder services ("shareholder services"). Such shareholder services may include, but are not limited to the following: (i) distributing sales literature to customers; (ii) answering routine customer inquiries concerning the Portfolios and their Classes; (iii) assisting customers in changing dividend options, account designations and addresses; (iv) assisting customers in enrolling in any of several retirement plans offered in connection with the purchase of shares of the Portfolios; (v) assisting customers in the establishment and maintenance of customer accounts and records; (vi) assisting customers in the placement of purchase and redemption transactions; (vii) assisting customers in investing dividends and capital gains distributions automatically in shares of the Portfolios; and (viii) providing such other services as the Portfolios or the customers may reasonably request, so long as such other services are covered by the term "service fee" as such term is defined and interpreted by the Financial Industry Regulatory Authority ("FINRA").

     All amounts expended pursuant to the Plan are paid in the form of either:
(i) compensation to ADI for providing distribution-related and/or shareholder services directly; (ii) compensation to certain broker-dealers, banks and other financial institutions ("Service Providers") for providing distribution-related and/or shareholder services directly; or (iii) compensation to ADI for arranging for the provision of distribution-related and/or shareholder services through Service Providers. The first 0.25% of amounts paid out under the Plan is considered to be service fees for the provision of shareholder services.

     The Plan is a "compensation-type" plan which means that the Portfolios will pay out the amount authorized by the Plan regardless of the actual expenses incurred in providing distribution-related services and/or shareholder services. Thus, even if actual expenses exceed the fees payable to ADI and/or Service Providers at any given time, the Portfolios will not be obligated to pay more than that fee provided for under the Plan. On the other hand, if expenses are less than the fees paid by the Portfolios pursuant to the Plan, ADI or the Service Providers, as applicable, will retain the full amount of the fees.

     From time to time waivers or reductions of any portion of the 12b-1 fee of a particular class of the Portfolios may be put in place. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, ADI will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to each Portfolio's detriment during the period stated in the agreement between ADI and the Trust.

     ADI has contractually agreed through at least June 30, 2008 to waive 0.02%, 0.20%, 0.20% and 0.13% of average net assets of Liquid Assets Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class and Reserve Class, respectively; 0.02%, 0.20%, 0.20%, 0.13% and 0.04% of average net assets of STIC Prime Portfolio's, Treasury Portfolio's and Government & Agency Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively; and 0.02%, 0.20%, 025%, 0.13% and 0.04% of average net assets of Government TaxAdvantage Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively, Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Portfolio's Prospectuses and may not be terminated or amended to each Portfolio's detriment during the period stated in the agreement between ADI and the Portfolios.

     Fees payable directly to ADI and Service Providers will be calculated at the end of each payment period for each business day of the Portfolios during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolios shares purchased. Fees shall be paid only to those Service Providers who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolios' shares are held. These payments are an obligation of the Portfolios and not of ADI. With respect to fees payable directly to ADI, ADI may enter into contractual arrangements with Service Providers pursuant to which such Service Providers will provide distribution-related services and/or shareholder services; payments made under these contractual arrangements are obligations of ADI and not of the Portfolios.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of FINRA.

     See Appendix K for a list of the amounts paid by each class of shares of the Portfolios to FMC pursuant to the Plan for the year, or period, ended August 31, 2007 and Appendix L for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolios pursuant to the Plan for the year, or period, ended August 31, 2007.

     As required by Rule 12b-1, the Plan and related forms of shareholder service agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolios and their respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolios and their shareholders include but are not limited to the following: (1) that ADI, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (2) that ADI and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (3) that the Portfolio's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemption requests facilitates more successful, efficient portfolio management and the achievement of its fundamental policies and objectives and is enhanced by a stable network of distribution; (4) that a successful distribution effort will assist ADI in maintaining and increasing the organizational strength needed to service the Portfolios; and (5) that a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolios.

     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved at least annually by the Board, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon the Plan. The Plan may be terminated as to the Portfolios or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

     Any amendment to the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees and the Trust must otherwise satisfy the fund governance standards set forth in Rule 0-1(a)(7) under the 1940 Act.

DISTRIBUTOR

     The Trust has entered into a master distribution agreement relating to the Portfolios (the "Distribution Agreement") with ADI, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which ADI acts as the distributor of the shares of each class of the Portfolios. The address of ADI is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to ADI should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with ADI. See "Management of the Trust."

     The Distribution Agreement provides ADI with the exclusive right to distribute the shares of each class of the Portfolios on a continuous basis directly and through other broker dealers with whom ADI has entered into selected dealer agreements. ADI has not undertaken to sell any specified number of shares of any classes of the Portfolios. The Distribution Agreement also provides that ADI will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolios) or ADI may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

     ADI may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              FINANCIAL STATEMENTS

     The Portfolios' Financial Statements for the period ended August 31, 2007, including the Financial Highlights and the report of the independent registered public accounting firm pertaining thereto, are incorporated by reference into this Statement of Additional Information ("SAI") from each Portfolio's Annual Report to shareholders contained in the Trust's Form N-CSR filed on November 9, 2007.

     The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

                               PENDING LITIGATION

     Settled Enforcement Actions Related to Market Timing

     On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and ADI reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

     The AIM Funds expect that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds may be distributed in accordance with the terms of the IDC Plan. AIM has informed the AIM Funds that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http:www.aiminvestments.com. AIM's website is not a part of this Statement of Additional Information or the prospectus of any AIM Fund. While the AIM Funds expect that the SEC will make the above-described notice available in the near future, neither AIM nor the AIM Funds are able to guarantee this or make any specific representation as to the actual timing of such notice's availability.

     Regulatory Action Alleging Market Timing

     On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

     Private Civil Actions Alleging Market Timing

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management Group Inc. ("AIM Management"), Invesco, the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits (excluding those lawsuits that have been recently transferred as mentioned herein) that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix M-1.

     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix M-1.

     Private Civil Actions Alleging Improper Use of Fair Value Pricing

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix M-2.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch.

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follow:

     AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

     A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA; Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds and preferred stock which are rated C are the lowest rates class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics; leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applied numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

     BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     NR: Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the not rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

     SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term "F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB"
- "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR: Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC: Default of some kind appears probable.

     C: Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment

     F-1-: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+;"

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                          PERSONS TO WHOM AIM PROVIDES
                NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                           (AS OF SEPTEMBER 30, 2007)

            SERVICE PROVIDER                        DISCLOSURE CATEGORY
            ----------------                ------------------------------------
ABN AMRO Financial Services, Inc.           Broker (for certain AIM funds)
AIM Investment Services, Inc.               Transfer Agent
Anglemyer & Co.                             Analyst (for certain AIM funds)
Ballard Spahr Andrews & Ingersoll, LLP      Legal Counsel
BB&T Capital Markets                        Broker (for certain AIM funds)
Bear, Stearns Pricing Direct                Pricing Vendor (for certain AIM funds)
BOSC, Inc.                                  Broker (for certain AIM funds)
BOWNE & Co.                                 Financial Printer
Brown Brothers Harriman & Co.               Securities Lender (for certain AIM funds)
Cabrera Capital Markets                     Broker (for certain AIM funds)
CENVEO                                      Financial Printer
Charles River Systems, Inc.                 System Provider
Citigroup Global Markets, Inc.              Broker (for certain AIM funds)
Classic Printers Inc.                       Financial Printer
Color Dynamics                              Financial Printer
Commerce Capital Markets                    Broker (for certain AIM funds)
D.A. Davidson & Co.                         Broker (for certain AIM funds)
Earth Color Houston                         Financial Printer
EMCO Press                                  Financial Printer
Empirical Research Partners                 Analyst (for certain AIM funds)
Finacorp Securities                         Broker (for certain AIM funds)
First Albany Capital                        Broker (for certain AIM funds)
First Tryon Securities                      Broker (for certain AIM funds)
F T Interactive Data Corporation            Pricing Vendor
GainsKeeper                                 Software Provider (for certain AIM funds)
GCom2 Solutions                             Software Provider (for certain AIM funds)
George K. Baum & Company                    Broker (for certain AIM funds)
Glass, Lewis & Co.                          System Provider (for certain AIM funds)
Global Trend Alert                          Analyst (for certain AIM funds)
Greater Houston Publishers                  Financial Printer
Grover Printing                             Financial Printer
Gulfstream Graphics Corp.                   Financial Printer
Hattier, Sanford & Reynoir                  Broker (for certain AIM funds)
Hutchinson, Shockey, Erley & Co.            Broker (for certain AIM funds)
Imageset                                    Financial Printer
iMoneyNet, Inc.                             Rating & Ranking Agency (for certain AIM funds)
Infinity Web, Inc.                          Financial Printer
Initram Data, Inc.                          Pricing Vendor
Institutional Shareholder Services, Inc.    Proxy Voting Service (for certain AIM funds)
Invesco Senior Secured Management           System Provider (for certain AIM funds)
Investortools, Inc.                         Broker (for certain AIM funds)
ITG, Inc.                                   Pricing Vendor (for certain AIM funds)
J.P. Morgan Securities, Inc. Analyst (for
certain AIM funds)
JPMorgan Securities Inc.\Citigroup Global
Markets Inc.\JPMorgan Chase Bank, N.A.      Lender (for certain AIM funds)

            SERVICE PROVIDER                        DISCLOSURE CATEGORY
            ----------------                ------------------------------------
John Hancock Investment Management
Services, LLC                               Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP                             Special Insurance Counsel
Kramer, Levin Naftalis & Frankel LLP        Legal Counsel
Lipper, Inc.                                Rating & Ranking Agency (for certain AIM funds)
Loan Pricing Corporation                    Pricing Service (for certain AIM funds)
Loop Capital Markets                        Broker (for certain AIM funds)
MarkIt Group Limited                        Pricing Vendor (for certain AIM funds)
Merrill Communications, LLC                 Financial Printer
Mesirow Financial, Inc.                     Broker (for certain AIM funds)
Moody's Investors Service                   Rating & Ranking Agency (for certain AIM funds)
Morgan Keegan & Company, Inc.               Broker (for certain AIM funds)
Morrison Foerster LLP                       Legal Counsel
MS Securities Services, Inc. and Morgan
Stanley & Co. Incorporated                  Securities Lender (for certain AIM funds)
Muzea Insider Consulting Services, LLC      Analyst (for certain AIM funds)
Ness USA                                    System provider
Noah Financial, LLC                         Analyst (for certain AIM funds)
OMGEO Oasys                                 Trading System
Page International                          Financial Printer
PCP Publishing                              Financial Printer
Piper Jaffray                               Analyst (for certain AIM funds)
Prager, Sealy & Co.                         Broker (for certain AIM funds)
PricewaterhouseCoopers LLP                  Independent Registered Public Accounting Firm (for all AIM funds)
Protective Securities                       Broker (for certain AIM funds)
Ramirez & Co., Inc.                         Broker (for certain AIM funds)
Raymond James & Associates, Inc.            Broker (for certain AIM funds)
RBC Capital Markets                         Analyst (for certain AIM funds)
RBC Dain Rauscher Incorporated              Broker (for certain AIM funds)
Reuters America, LLC                        Pricing Service (for certain AIM funds)
Robert W. Baird & Co. Incorporated          Broker (for certain AIM funds)
RR Donnelley Financial                      Financial Printer
Ryan Beck & Co.                             Broker (for certain AIM funds)
Seattle-Northwest Securities Corporation    Broker (for certain AIM funds)
Siebert Brandford Shank & Co., L.L.C.       Broker (for certain AIM funds)
Signature                                   Financial Printer
Simon Printing Company                      Financial Printer
Southwest Precision Printers, Inc.          Financial Printer
Standard and Poor's/Standard and Poor's
Securities Evaluations, Inc.                Pricing Service and Rating and Ranking Agency (each, respectively, for certain AIM funds)
StarCompliance, Inc.                        System Provider
State Street Bank and Trust Company         Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain AIM funds)
Sterne, Agee & Leach, Inc.                  Broker (for certain AIM funds)
Stifel, Nicolaus & Company, Incorporated    Broker (for certain AIM funds)
The Bank of New York                        Custodian and Securities Lender (each, respectively, for certain AIM funds)
The MacGregor Group, Inc.                   Software Provider
The Savader Group                           Broker (for certain AIM funds)
Thomson Information Services Incorporated   Software Provider
UBS Financial Services, Inc.                Broker (for certain AIM funds)

            SERVICE PROVIDER                        DISCLOSURE CATEGORY
            ----------------                ------------------------------------
VCI Group Inc.                              Financial Printer
Wachovia National Bank, N.A.                Broker (for certain AIM funds)
Western Lithograph                          Financial Printer
Wiley Bros. Aintree Capital L.L.C.          Broker (for certain AIM funds)
William Blair & Co.                         Broker (for certain AIM funds)
XSP, LLC\Solutions PLUS, Inc.               Software Provider

                                   APPENDIX C
                              TRUSTEES AND OFFICERS

                             As of November 30, 2007

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE                                                                      OTHER
                                    AND/OR                                                                 TRUSTEESHIP(S)/
     NAME, YEAR OF BIRTH AND       OFFICER                                                                 DIRECTORSHIP(S)
 POSITION(S) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE/DIRECTOR
 -------------------------------   -------         -------------------------------------------         ------------------------
INTERESTED PERSONS

Martin L. Flanagan(1)  - 1960        2007    Director, Chief Executive Officer and President,          None
Trustee                                      Invesco Ltd. (ultimate parent of AIM and a global
                                             investment management firm) and INVESCO Holding
                                             Company Limited (parent of AIM and a global
                                             investment management firm); Chairman, A I M
                                             Advisors, Inc. (registered investment advisor);
                                             Director, Chairman, Chief Executive Officer and
                                             President, IVZ Inc. (holding company) and INVESCO
                                             North American Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group Services, Inc.
                                             (service provider); Trustee, The AIM Family of
                                             Funds --Registered Trademark--; Vice Chairman,
                                             Investment Company Institute; and Member of Executive
                                             Board, SMU Cox School of Business

                                             Formerly: Chairman, Investment Company Institute;
                                             President, Co-Chief Executive Officer, Co-President,
                                             Chief Operating Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global investment
                                             management organization)

Philip A. Taylor(2) - 1954           2006    Director, Chief Executive Officer and President, AIM      None
Trustee and Executive Vice                   Mutual Fund Dealer Inc. (registered broker dealer),
President                                    A I M Advisors, Inc., AIM Funds Management Inc. d/b/a
                                             INVESCO Enterprise Services (registered investment
                                             advisor and registered transfer agent) and 1371
                                             Preferred Inc. (holding company); Director, Chairman,
                                             Chief Executive Officer and President, A I M
                                             Management Group Inc. (financial services holding
                                             company) and A I M Capital Management, Inc.
                                             (registered investment advisor);  Director and
                                             President, INVESCO Funds Group, Inc. (registered
                                             investment advisor and registered transfer agent) and
                                             AIM GP Canada Inc. (general partner for limited
                                             partnerships) Director, A I M Distributors, Inc.
                                             (registered broker dealer); Director and Chairman,
                                             AIM Investment Services, Inc. (registered transfer
                                             agent) and INVESCO Distributors, Inc. (registered
                                             broker dealer); Director, President and Chairman, IVZ

----------
(1) Mr. Flanagan was appointed as a Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

                                   TRUSTEE                                                                      OTHER
                                    AND/OR                                                                 TRUSTEESHIP(S)/
     NAME, YEAR OF BIRTH AND       OFFICER                                                                 DIRECTORSHIP(S)
 POSITION(S) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE/DIRECTOR
 -------------------------------   -------         -------------------------------------------         ------------------------
                                             Callco Inc. (holding company), INVESCO Inc. (holding
                                             company) and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive Officer, AIM
                                             Trimark Corporate Class Inc. (formerly AIM Trimark
                                             Global Fund Inc.) (corporate mutual fund company) and
                                             AIM Trimark Canada Fund Inc. (corporate mutual fund
                                             company); Trustee, President and Principal Executive
                                             Officer, The AIM Family of Funds
                                             --Registered Trademark-- (other than AIM Treasurer's
                                             Series Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust); Trustee and Executive Vice
                                             President, The AIM Family of Funds --Registered
                                             Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust only);
                                             and Manager, PowerShares Capital Management LLC

                                             Formerly:  Director and Chairman, Fund Management
                                             Company (former registered broker dealer); President
                                             and Principal Executive Officer, The AIM Family of
                                             Funds --Registered Trademark-- (AIM Treasurer's Series
                                             Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM Canada Holdings,
                                             Inc.; President, AIM Trimark Global Fund Inc. and AIM
                                             Trimark Canada Fund Inc.; and Director, Trimark Trust
                                             (federally regulated Canadian trust company)

INDEPENDENT TRUSTEES

Bruce L. Crockett - 1944             1993    Chairman, Crockett Technology Associates (technology      ACE Limited (insurance
Trustee and Chair                            consulting company)                                       company); and Captaris,
                                                                                                       Inc. (unified messaging
                                                                                                       provider)

Bob R. Baker - 1936                  2003    Retired                                                   None
Trustee

Frank S. Bayley - 1939               2001    Retired                                                   Badgley Funds, Inc.
Trustee                                      Formerly:  Partner, law firm of Baker & McKenzie          (registered investment
                                                                                                       company) (2 portfolios)

James T. Bunch - 1942                2003    Founder, Green, Manning & Bunch Ltd. (investment          None
Trustee                                      banking firm); and Director, Policy Studies, Inc. and
                                             Van Gilder Insurance Corporation

                                   TRUSTEE                                                                      OTHER
                                    AND/OR                                                                 TRUSTEESHIP(S)/
     NAME, YEAR OF BIRTH AND       OFFICER                                                                 DIRECTORSHIP(S)
 POSITION(S) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE/DIRECTOR
 -------------------------------   -------         -------------------------------------------         ------------------------
Albert R. Dowden - 1941              2000    Director of a number of public and private business       None
Trustee                                      corporations, including the Boss Group, Ltd. (private
                                             investment and management), Reich & Tang Funds
                                             (Chairman) (registered investment company) (7
                                             portfolios), Daily Income Fund (4 portfolios),
                                             California Daily Tax Free Income Fund, Inc.,
                                             Connecticut Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Income Fund, Inc., Annuity and
                                             Life Re (Holdings), Ltd. (insurance company), and
                                             Homeowners of America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne Corporation (provider
                                             of product and services to the public security
                                             market); Director, President and Chief Executive
                                             Officer, Volvo Group North America, Inc.; Senior Vice
                                             President, AB Volvo; Director of various affiliated
                                             Volvo companies; and Director, Magellan Insurance
                                             Company

Jack M. Fields - 1952                1997    Chief Executive Officer, Twenty First Century Group,      Administaff
Trustee                                      Inc. (government affairs company); Owner and Chief
                                             Executive Officer, Dos Angelos Ranch, L.P. (cattle,
                                             hunting, corporate entertainment), and Discovery
                                             Global Education Fund (non-profit)

                                             Formerly: Chief Executive Officer, Texana Timber LP
                                             (sustainable forestry company)

Carl Frischling - 1937               1980    Partner, law firm of Kramer Levin Naftalis and            Director, Reich & Tang
Trustee                                      Frankel LLP                                               Funds (7 portfolios)

Prema Mathai-Davis - 1950            1998    Formerly: Chief Executive Officer, YWCA of the USA        None
Trustee

Lewis F. Pennock - 1942              1981    Partner, law firm of Pennock & Cooper                     None
Trustee

Ruth H. Quigley - 1935               2001    Retired                                                   None
Trustee

Larry Soll - 1942                    2003    Retired                                                   None
Trustee

Raymond Stickel, Jr. - 1944          2005    Retired                                                   None
Trustee                                      Formerly: Partner, Deloitte & Touche; and Director,
                                             Mainstay VP Series Funds, Inc. (25 portfolios)

                                   TRUSTEE                                                                      OTHER
                                    AND/OR                                                                 TRUSTEESHIP(S)/
     NAME, YEAR OF BIRTH AND       OFFICER                                                                 DIRECTORSHIP(S)
 POSITION(S) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE/DIRECTOR
 -------------------------------   -------         -------------------------------------------         ------------------------
OTHER OFFICERS

Karen Dunn Kelley - 1960             1989    Head of Invesco's World Wide Fixed Income and Cash        N/A
President and Principal                      Management Group; Director of Cash Management and
Executive Officer                            Senior Vice President, A I M Advisors, Inc. and A I M
                                             Capital Management, Inc.; Executive Vice President, A
                                             I M Distributors, Inc.; Senior Vice President, A I M
                                             Management Group Inc.;  President and Principal
                                             Executive Officer, The AIM Family
                                             of Funds --Registered Trademark--
                                             (AIM Treasurer's Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust only); and Vice
                                             President, The AIM Family of Funds
                                             --Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust)

                                             Formerly: Director and President, Fund Management
                                             Company; Chief Cash Management Officer and Managing
                                             Director, A I M Capital Management, Inc.; and Vice
                                             President, A I M Advisors, Inc. and The AIM Family of
                                             Funds --Registered Tradermark-- (AIM Treasurer's Series
                                             Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only)

Russell C. Burk - 1958               2005    Senior Vice President and Senior Officer, The AIM         N/A
Senior Vice President and Senior             Family of Funds --Registered Tradermark--
Officer
                                             Formerly: Director of Compliance and Assistant
                                             General Counsel, ICON Advisers, Inc.; Financial
                                             Consultant, Merrill Lynch; and General Counsel and
                                             Director of Compliance, ALPS Mutual Funds, Inc.

                                   TRUSTEE                                                                      OTHER
                                    AND/OR                                                                 TRUSTEESHIP(S)/
     NAME, YEAR OF BIRTH AND       OFFICER                                                                 DIRECTORSHIP(S)
 POSITION(S) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE/DIRECTOR
 -------------------------------   -------         -------------------------------------------         ------------------------
John M. Zerr - 1962                  2006    Director, Senior Vice President, Secretary and            N/A
Senior Vice President, Chief                 General Counsel, A I M Management Group Inc., A I M
Legal Officer and Secretary                  Advisors, Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary, AIM
                                             Investment Services, Inc. and INVESCO Distributors,
                                             Inc.; Director, Senior Vice President and Secretary,
                                             A I M Distributors, Inc.; Director and Vice
                                             President, INVESCO Funds Group, Inc.; Senior Vice
                                             President, Chief Legal Officer and Secretary, The AIM
                                             Family of Funds --Registered Tradermark--; and
                                             Manager, PowerShares Capital Management LLC

                                             Formerly: Director, Vice President and Secretary,
                                             Fund Management Company; Vice President, A I M
                                             Capital Management, Inc.; Chief Operating Officer,
                                             Senior Vice President, General Counsel and Secretary,
                                             Liberty Ridge Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds (an
                                             investment company); Vice President and Secretary,
                                             PBHG Insurance Series Fund (an investment company);
                                             General Counsel and Secretary, Pilgrim Baxter Value
                                             Investors (an investment adviser); Chief Operating
                                             Officer, General Counsel and Secretary, Old Mutual
                                             Investment Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund Services (an
                                             administrator); General Counsel and Secretary, Old
                                             Mutual Shareholder Services (a shareholder servicing
                                             center); Executive Vice President, General Counsel
                                             and Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President and
                                             Secretary, Old Mutual Advisors Funds (an investment
                                             company)

Lisa O. Brinkley - 1959              2004    Global Compliance Director, Invesco Ltd.; and Vice        N/A
Vice President                               President, The AIM Family of Funds
                                             --Registered Tradermark--

                                             Formerly: Senior Vice President, A I M Management
                                             Group Inc.; Senior Vice President and Chief
                                             Compliance Officer, A I M Advisors, Inc. and The AIM
                                             Family of Funds --Registered Tradermark--; Vice
                                             President and Chief Compliance Officer, A I M Capital
                                             Management, Inc. and A I M Distributors, Inc.; Vice
                                             President, AIM Investment Services, Inc. and Fund
                                             Management Company; and Senior Vice President and
                                             Compliance Director, Delaware Investments Family
                                             of Funds

                                   TRUSTEE                                                                      OTHER
                                    AND/OR                                                                 TRUSTEESHIP(S)/
     NAME, YEAR OF BIRTH AND       OFFICER                                                                 DIRECTORSHIP(S)
 POSITION(S) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE/DIRECTOR
 -------------------------------   -------         -------------------------------------------         ------------------------
Kevin M. Carome - 1956               2003    Senior Vice President and General Counsel, Invesco        N/A
Vice President                               Ltd.; Director, INVESCO Funds Group, Inc.; Director
                                             and Secretary, IVZ, Inc. and INVESCO Group Services,
                                             Inc.; Secretary, INVESCO North American Holdings,
                                             Inc.; and Vice President, The AIM Family of Funds
                                             --Registered Tradermark--

                                             Formerly: Director, Senior Vice President, Secretary
                                             and General Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice President, A I M
                                             Distributors, Inc.; Director, General Counsel and
                                             Vice President, Fund Management Company; Vice
                                             President, A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; and Senior Vice President,
                                             Chief Legal Officer and Secretary, The AIM Family of
                                             Funds --Registered Tradermark--; Director and Vice
                                             President, INVESCO Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds Group; and Senior
                                             Vice President and General Counsel, Liberty Financial
                                             Companies, Inc.

Sidney M. Dilgren - 1961             2004    Vice President, A I M Advisors, Inc. and A I M            N/A
Vice President, Treasurer and                Capital Management Inc.; and Vice President,
Principal Financial Officer                  Treasurer and Principal Financial Officer, The AIM
                                             Family of Funds --Registered Tradermark--

                                             Formerly: Fund Treasurer, A I M Advisors, Inc.;
                                             Senior Vice President, AIM Investment Services, Inc.
                                             and Vice President, A I M Distributors, Inc.

Lance A. Rejsek - 1967               2005    Anti-Money Laundering Compliance Officer, A I M           N/A
Anti-Money Laundering Compliance             Advisors, Inc., A I M Capital Management, Inc., A I M
Officer                                      Distributors, Inc., AIM Investment Services, Inc.,
                                             AIM Private Asset Management, Inc. and The AIM Family
                                             of Funds --Registered Tradermark--

                                             Formerly: Anti-Money Laundering Compliance Officer,
                                             Fund Management Company; and Manager of the Fraud
                                             Prevention Department, AIM Investment Services, Inc.

Todd L. Spillane - 1958              2006    Senior Vice President, A I M Management Group Inc.;       N/A
Chief Compliance Officer                     Senior Vice President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and A I M Capital Management,
                                             Inc.; Chief Compliance Officer, The AIM Family of
                                             Funds --Registered Tradermark--, Invesco Global Asset
                                             Management (N.A.), Inc. (registered investment
                                             advisor), Invesco Institutional (N.A.), Inc.
                                             (registered investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding company), Invesco
                                             Private Capital, Inc. (registered investment advisor)
                                             and Invesco Senior Secured Management, Inc.
                                             (registered investment advisor); and Vice President,
                                             A I M Distributors, Inc. and AIM Investment Services,
                                             Inc.

                                             Formerly: Vice President, A I M Capital Management,
                                             Inc. and Fund Management Company; Global Head of
                                             Product Development, AIG-Global Investment Group,
                                             Inc.; and Chief Compliance Officer and Deputy General
                                             Counsel, AIG-SunAmerica Asset Management

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2006

                                                                   Aggregate Dollar Range of Equity Securities
                                                                      in All Registered Investment Companies
                          Dollar Range of Equity Securities     Overseen by Trustee in The AIM Family of Funds
   Name of Trustee                     Per Fund                             --Registered Trademark--
   ---------------        ---------------------------------     ----------------------------------------------
Martin L. Flanagan(4)                  - 0 -                                          -0-
Robert H. Graham(5)     Liquid Assets Portfolio Over $100,000                    Over $100,000
Philip A. Taylor(6)                    - 0 -                                          -0-
Bob R. Baker                           - 0 -                                     Over $100,000
Frank S. Bayley                        - 0 -                                     Over $100,000
James T. Bunch                         - 0 -                                    Over $100,000(6)
Bruce L. Crockett                      - 0 -                                    Over $100,000(6)
Albert R. Dowden                       - 0 -                                     Over $100,000
Jack M. Fields                         - 0 -                                    Over $100,000(6)
Carl Frischling                        - 0 -                                    Over $100,000(6)
Prema Mathai-Davis                     - 0 -                                    Over $100,000(6)
Lewis F. Pennock                       - 0 -                                     Over $100,000
Ruth H. Quigley                        - 0 -                                     Over $100,000
Larry Soll                             - 0 -                                    Over $100,000(6)
Raymond Stickel, Jr.                   - 0 -                                         - 0 -

----------

(3) Mr. Flanagan was elected as a trustee of the Trust effective February 24, 2007, and therefore holdings as of December 31, 2006 are not reflected.

(4)  Mr. Graham retired effective June 15, 2007.

(5) Mr. Taylor was elected as a trustee of the Trust effective September 20, 2006.

(6) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2006:

                                                      RETIREMENT        ESTIMATED         TOTAL
                                   AGGREGATE           BENEFITS          ANNUAL       COMPENSATION
                                  COMPENSATION        ACCRUED BY      BENEFITS UPON   FROM ALL AIM
           TRUSTEE             FROM THE TRUST(1)   ALL AIM FUNDS(2)   RETIREMENT(3)     FUNDS(4)
           -------             -----------------   ----------------   -------------   ------------
Bob R. Baker                        $41,767            $230,089          $177,882       $225,000
Frank S. Bayley                      44,796             160,600           126,750        241,000
James T. Bunch                       38,739             149,379           126,750        203,500
Bruce L. Crockett                    79,197              83,163           126,750        402,000
Albert R. Dowden                     44,796             105,204           126,750        242,000
Edward K. Dunn, Jr.(5)                   --             146,326           126,750         59,750
Jack M. Fields                       38,739             104,145           126,750        210,000
Carl Frischling(6)                   38,739              91,932           126,750        210,000
Prema Mathai-Davis                   40,571             102,401           126,750        217,500
Lewis F. Pennock                     38,739              85,580           126,750        210,000
Ruth H. Quigley                      44,796             187,330           126,750        242,000
Larry Soll, Ph.D.                    38,739             193,510           146,697        210,000
Raymond Stickel, Jr.                 44,796              77,561           126,750        230,750
          OFFICER
Russell Burk                         79,384                 N/A               N/A            N/A

(1) Amounts shown are based on the fiscal year ended August 31, 2007. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2007, including earnings, was $144,358.

(2) During the fiscal year ended August 31, 2007, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $616,797.

(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as trustees of 16 registered investment companies advised by AIM.

(5)  Mr. Dunn retired effective March 31, 2006.

(6) During the fiscal year ended August 31, 2007, the Trust paid $179,886 in legal fees to Kramer, Levin, Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

                                   APPENDIX E

                     AIM INVESTMENTS PROXY VOTING GUIDELINES
                       (Effective as of February 22, 2007)

The following Proxy Voting Guidelines are applicable to all funds managed by A I M Advisors, Inc. ("AIM").(1)

INTRODUCTION

OUR BELIEF

AIM's Trustees and investment professionals expect a high standard of corporate governance from the companies in our portfolios so that AIM may fulfill its fiduciary obligation to our fund shareholders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. AIM believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, AIM considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders' interests. Our voting decisions are intended to enhance each company's total shareholder value over the funds' typical investment horizon.

Proxy voting is an integral part of AIM's investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of AIM's proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will AIM exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients' economic interests, or to favor a particular client or business relationship to the detriment of others.

PROXY ADMINISTRATION

The AIM Proxy Committee consists of seven members representing AIM's Legal, Compliance and Investments departments. AIM's Proxy Voting Guidelines are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, AIM uses information gathered from our own research, company managements, AIM's portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, AIM's investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams' ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, AIM gives proper consideration to the recommendations of a company's Board of Directors.

IMPORTANT PRINCIPLES UNDERLYING THE AIM PROXY VOTING GUIDELINES

I. ACCOUNTABILITY

Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. AIM endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board's accountability to its shareholders. Consequently, AIM votes against any actions that would impair the rights of shareholders or would reduce shareholders' influence over the board or over management.

The following are specific voting issues that illustrate how AIM applies this principle of accountability.

     - Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, AIM votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards' key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. AIM's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

          Contested director elections are evaluated on a case-by-case basis and are decided within the context of AIM's investment thesis on a company.

     - Director performance. AIM withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, AIM may withhold votes from some or all of a company's directors. In situations where directors' performance is a concern, AIM may also support shareholder proposals to take corrective actions such as so-called "clawback" provisions.

     - Auditors and Audit Committee members. AIM believes a company's Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company's Audit Committee, or when ratifying a company's auditors, AIM considers the past performance of the Committee and holds its members accountable for the quality of the company's financial statements and reports.

     - Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. AIM supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

     - Classified boards. AIM supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board's level of accountability to its shareholders.

     - Supermajority voting requirements. Unless proscribed by law in the state of incorporation, AIM votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

     - Responsiveness. AIM withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

     - Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company's board. AIM supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

     - Shareholder access. On business matters with potential financial consequences, AIM votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II. INCENTIVES

AIM believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. AIM supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the fund's investment.

Following are specific voting issues that illustrate how AIM evaluates incentive plans.

     - Executive compensation. AIM evaluates compensation plans for executives within the context of the company's performance under the executives' tenure. AIM believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company's compensation practices. Therefore, AIM generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee's accountability to shareholders, AIM supports proposals requesting that companies subject each year's compensation record to an advisory shareholder vote, or so-called "say on pay" proposals..

     - Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, AIM compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan's estimated cost relative to its peer group, AIM votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability to automatically replenish shares without shareholder approval.

     - Employee stock-purchase plans. AIM supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

     - Severance agreements. AIM generally votes in favor of proposals requiring advisory shareholder ratification of executives' severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III. CAPITALIZATION

Examples of management proposals related to a company's capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, AIM analyzes the company's stated reasons for the request. Except where the request could adversely affect the fund's ownership stake or voting rights, AIM generally supports a board's decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of AIM's investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV. MERGERS, ACQUISITIONS AND OTHER CORPORATE ACTIONS

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. AIM analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V. ANTI-TAKEOVER MEASURES

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, AIM votes to reduce or eliminate such measures. These measures include adopting or renewing "poison pills", requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. AIM generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. AIM supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI. SHAREHOLDER PROPOSALS ON CORPORATE GOVERNANCE

AIM generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate-governance standards indicate that such additional protections are warranted.

VII. SHAREHOLDER PROPOSALS ON SOCIAL RESPONSIBILITY

The potential costs and economic benefits of shareholder proposals seeking to amend a company's practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over AIM's typical investment horizon. Therefore, AIM abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII. ROUTINE BUSINESS MATTERS

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board's discretion on these items. However, AIM votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, AIM votes against proposals to conduct other unidentified business at shareholder meetings.

SUMMARY

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders insight into the factors driving AIM's decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds that own the company's stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, AIM may vote the shares held on a fund-by-fund basis.

EXCEPTIONS

In certain circumstances, AIM may refrain from voting where the economic cost of voting a company's proxy exceeds any anticipated benefits of that proxy proposal.

SHARE-LENDING PROGRAMS

One reason that some portion of AIM's position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower's name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company's proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever AIM determines that the benefit to shareholders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund's full position.

"SHARE-BLOCKING"

Another example of a situation where AIM may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as "share-blocking." AIM generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders of voting a specific proxy outweighs the fund's temporary inability to sell the security.

INTERNATIONAL CONSTRAINTS

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that AIM makes voting decisions for non-U.S. issuers using these Proxy Voting Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

EXCEPTIONS TO THESE GUIDELINES

AIM retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the AIM Proxy Committee deems not to be in the best interest of the funds' shareholders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds' shareholders, and will promptly inform the funds' Boards of Trustees of such vote and the circumstances surrounding it.

RESOLVING POTENTIAL CONFLICTS OF INTEREST

A potential conflict of interest arises when AIM votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of AIM's products, or issuers that employ AIM to manage portions of their retirement plans or treasury accounts. AIM reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders and AIM.

AIM takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, AIM may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by AIM's Proxy Voting Guidelines, AIM may vote the proxy in accordance with the predetermined Guidelines; (2) AIM may engage an independent third party to determine how the proxy should be voted; or (3) AIM may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from AIM's marketing, distribution and other customer-facing functions are precluded from becoming members of the AIM Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from AIM's Internal Compliance Controls Committee. The report contains a list of all known material business relationships that AIM maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where AIM's voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the AIM Proxy Committee.

Personal conflicts of interest. If any member of the AIM Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Committee member will inform the Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM funds offering diversified asset allocation within one investment vehicle own shares in other AIM funds. A potential conflict of interest could arise if an underlying AIM fund has a shareholder meeting with any proxy issues to be voted on, because AIM's asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

POLICIES AND VOTE DISCLOSURE

A copy of these Proxy Voting Guidelines and the voting record of each AIM fund are available on our web site, www.aiminvestments.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

FOOTNOTES

1. AIM funds not managed by A I M Advisors, Inc., are governed by the proxy voting policies of their respective advisers.

To see the Proxy Voting Guidelines applicable to the AIM TRIMARK ENDEAVOR FUND, the AIM TRIMARK FUND or the AIM TRIMARK SMALL COMPANIES FUND, click here (hyperlink to AIM Funds Management Inc.'s proxy policy).

To see the Proxy Voting Guidelines applicable to the AIM INTERNATIONAL TOTAL RETURN FUND, click here (hyperlink to INVESCO Asset Management Limited's proxy policy).

To see the Proxy Voting Guidelines applicable to the AIM JAPAN FUND, click here (hyperlink to INVESCO Asset Management (Japan) Limited's proxy policy).

To see the Proxy Voting Guidelines applicable to the AIM CHINA FUND, click here (hyperlink to INVESCO Hong Kong Limited's proxy policy).

To see the Proxy Voting Guidelines applicable to the AIM LIBOR ALPHA FUND, the AIM FLOATING RATE FUND, the AIM GLOBAL REAL ESTATE FUND, the AIM INTERNATIONAL CORE EQUITY FUND, the AIM REAL ESTATE FUND, the AIM S&P 500 INDEX FUND, the AIM SELECT REAL ESTATE INCOME FUND, the AIM STRUCTURED CORE FUND, the AIM STRUCTURED GROWTH FUND, the AIM STRUCTURED VALUE FUND, the AIM V.I. GLOBAL REAL ESTATE FUND, or the AIM V.I. INTERNATIONAL CORE EQUITY FUND, click here (hyperlink to INVESCO Institutional (N.A.), Inc.'s proxy policy).

                                   APPENDIX F

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

     All information listed below is as of December 3, 2007.

LIQUID ASSETS PORTFOLIO

                                  CASH                                 PERSONAL    PRIVATE
                               MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT    RESERVE    RESOURCE
                                 CLASS        CLASS        CLASS         CLASS       CLASS       CLASS      CLASS
      NAME AND ADDRESS         PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
        OF PRINCIPAL             OWNED       OWNED         OWNED       OWNED OF    OWNED OF    OWNED OF     OWNED
           HOLDER              OF RECORD    OF RECORD    OF RECORD      RECORD       RECORD     RECORD    OF RECORD
     -----------------        -----------  ----------  -------------  ----------  ----------  ----------  ----------
AIM Fund of Funds
   Attn: Brian Smith
   11 Greenway Plaza
   Suite 100
   Houston, TX 77046                --           --          8.17%          --         --          --           --
Allstate Bank
   Attn: Nick Georgakopovcos
   544 Lakeview Pkwy
   Vernon Hills, IL 60061           --           --            --           --       8.59%         --           --
Bank of New York
   Attn: Frank Notaro
   One Wall Street
   2nd Floor
   New York, NY 10286            18.76%          --            --           --       8.93%         --           --
CoBank CMP
   PO Box 5110
   Denver, CO 80217                 --           --            --        24.36%        --       27.41%       10.03%
Fifth Third Securities
   Attn: John Hoeting
   38 Fountain Square Plaza
   Cincinnati, OH 45263             --        39.87%           --           --         --          --           --
FNBB-Community First
   Attn: Sheila Esteve
   PO Box 80579
   Baton Rouge, LA 70898            --           --            --           --         --       37.77%          --
Goldman Sachs
   Attn: Rene Godin
   71 South Wacker Dr.
   Suite 500
   Chicago, IL 60606                --           --            --           --         --          --        10.94%
GPC Securities (NSCC)
   P.O. Box 105779
   Atlanta, GA 30348                --           --            --        35.59%        --          --           --

                                  CASH                                 PERSONAL    PRIVATE
                               MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT    RESERVE    RESOURCE
                                 CLASS        CLASS        CLASS         CLASS       CLASS       CLASS      CLASS
      NAME AND ADDRESS         PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
        OF PRINCIPAL             OWNED       OWNED         OWNED       OWNED OF    OWNED OF    OWNED OF     OWNED
           HOLDER              OF RECORD    OF RECORD    OF RECORD      RECORD       RECORD     RECORD    OF RECORD
     -----------------        -----------  ----------  -------------  ----------  ----------  ----------  ----------
Guaranty Bank
   Buck Boyer
   8333 Douglas, Ste 820
   Dallas, TX 75225                 --           --             --       5.76%       22.14%         --          --
Harris Methodist
   Attn: Sandy Reeves
   611 Ryan Plaza Dr
   6th Floor, Ste 630
   Arlington, TX 76011              --           --             --         --           --          --       16.87%
Huntington Investment
   41 S High St., Ninth Fl,
   Columbus, OH 43287               --           --             --         --           --          --        6.30%
Microsoft Capital
   6100 Neil Road
   Reno, NV 89511                   --           --          10.02%        --           --          --          --
Mellon
   Attn: Pam Palmer
   P.O. Box 710
   Pittsburgh, PA 15230             --        28.70%            --         --           --          --          --
Mellon Global Cash
   Management
   Three Mellon Center
   Room 2501
   Pittsburgh, PA 15259          12.32%          --             --         --           --          --          --
Morgan Stanley
   Attn: Bill Carney
   1 Pierrepont Plaza
   7th Floor
   Brooklyn, NY 11201            14.78%          --          11.60%        --           --          --       12.47%
Oppenheimer & Co. Inc.
   125 Broad St 16th FL
   New York, NY 10004               --           --             --         --           --          --        5.11%
Pershing Omnibus
   Attn: Daniel Quinn
   1 Pershing Plaza
   Jersey City, NJ 07399            --           --             --         --           --       18.93%         --
State Street Bank FBO
   Cash Sweep Support Group
   Josiah Quincy Bldg 5N
   200 Newport Ave
   N. Quincy, MA 02171            7.44%          --             --         --           --          --          --
Sunguard
   Times Bldg,
   336 Fourth Ave
   Pittsburgh, PA 15222             --        26.16%            --         --           --          --          --
Texas Capital
   Attn: Kitty Ramzy
   2100 McKinney Ave.
   Suite 900
   Dallas, TX 75201                 --           --             --       8.62%          --          --          --
Union Bank Trust
   Attn: LaVonna Bowden
   P.O. Box 85484
   San Diego, CA 92186            7.90%          --             --         --           --          --          --
Wachovia (NSCC)
   Attn: Commissions
   10700 Wheat First Dr
   Glen Allen, VA 23060             --           --             --         --        21.85%         --       11.56%

                                  CASH                                 PERSONAL    PRIVATE
                               MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT    RESERVE    RESOURCE
                                 CLASS        CLASS        CLASS         CLASS       CLASS       CLASS      CLASS
      NAME AND ADDRESS         PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
        OF PRINCIPAL             OWNED       OWNED         OWNED       OWNED OF    OWNED OF    OWNED OF     OWNED
           HOLDER              OF RECORD    OF RECORD    OF RECORD      RECORD       RECORD     RECORD    OF RECORD
     -----------------        -----------  ----------  -------------  ----------  ----------  ----------  ----------
Wedbush (NSCC)
   1000 Wilshire Blvd
   9th Floor
   Los Angeles, CA 90030           --           --            --          6.34%        --          --         --
Wilmington Trust Co
   Attn: Tony Snyder
   1100 North Market St
   Wilmington, DE 19890            --           --            --            --       9.41%         --         --
Woodforest Sweep Account
   3101 West Davis
   Conroe, TX 77304                --           --            --          8.78%        --          --         --

STIC PRIME PORTFOLIO

                                  CASH                                 PERSONAL    PRIVATE
                               MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT    RESERVE    RESOURCE
                                 CLASS        CLASS        CLASS         CLASS       CLASS       CLASS      CLASS
      NAME AND ADDRESS         PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
        OF PRINCIPAL             OWNED       OWNED         OWNED       OWNED OF    OWNED OF    OWNED OF     OWNED
           HOLDER              OF RECORD    OF RECORD    OF RECORD      RECORD       RECORD     RECORD    OF RECORD
     -----------------        -----------  ----------  -------------  ----------  ----------  ----------  ----------
Bank of NY
   One Wall Street
   2nd Floor
   Attn: Frank Notaro
   New York, NY 10286             12.54%         --           --            --       17.99%        --          --
Bank of New York
   Attn: Anne Marie Blondin
   101 Barclay St 3W
   New York, NY 10286                --          --           --            --          --      22.22%         --
Citicorp, N.A.
   Attn: Olivia McIntyrel
   333 West 34th Street
   3rd Floor
   New York, NY 10001                --          --         7.82%           --          --         --          --
Citigroup (NSCC)
   333 West 34th St
   Mutual Funds/ Commission/
      Trading
   3rd Floor
   New York, NY 10001             16.47%         --           --            --          --         --          --
Frost Direct
   Attn: Karen Banks
   PO Box 2358
   San Antonio, TX 78299             --          --           --          8.28%      23.07%        --          --
Frost Sweep
   Attn: Karen Banks
   PO Box 2358
   San Antonio, TX 78299           6.34%         --           --         82.38%       6.71%        --          --
Frost Capital Markets
   PO Box 600
   San Antonio, TX 78296              --       29.97%          --            --          --         --          --
Frost National
   Muir & Co
   C/O Frost
   PO Box 2479
   San Antonio, TX 78298          11.58%         --        25.42%           --        7.53%        --          --

                                  CASH                                 PERSONAL    PRIVATE
                               MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT    RESERVE    RESOURCE
                                 CLASS        CLASS        CLASS         CLASS       CLASS       CLASS      CLASS
      NAME AND ADDRESS         PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
        OF PRINCIPAL             OWNED       OWNED         OWNED       OWNED OF    OWNED OF    OWNED OF     OWNED
           HOLDER              OF RECORD    OF RECORD    OF RECORD      RECORD       RECORD     RECORD    OF RECORD
     -----------------        -----------  ----------  -------------  ----------  ----------  ----------  ----------
Guaranty Bank
   Buck Boyer
   8333 Douglas Ave.
   Suite 820
   Dallas, TX 75225                 --          --            --          --          8.62%         --          --
Huntington Investment
   41 S High St., Ninth
   Fl
   Columbus, OH 43287               --          --            --          --         11.49%         --          --
Nabank & Co.
   Attn: Cathy Latimer
   P.O. Box 2180
   Tulsa, OK 74101                  --          --            --          --            --          --       14.82%
Peace Health
   15325 S.E. 30th Place
   Suite 300
   Bellevue, WA 98007               --       67.79%           --          --            --          --          --
PNB Sweep
   Attn: Tye Barton
   2911 Turtle Creek Blvd
   Suite 1300
   Dallas, TX 75219                 --          --            --          --            --          --        5.39%
Provident Savings Sweep
   Attn: Lorraine Rathjen
   830 Bergen Avenue
   Jersey City, NJ 07306            --          --            --          --            --       41.03%         --
Raymond James (NSCC)
   880 Carillon Pkwy
   St. Petersburg, FL
      33716                       7.50%         --            --          --            --          --          --
Scott & Stringfellow,
   Inc.
   909 E. Main St.
   Richmond, VA 23219               --          --            --          --            --          --       25.56%
STAR Financial Bank
   6230 Bluffton Rd.
   Ft. Wayne, IN 46809              --          --            --          --            --       27.38%         --
UBS Financial (NSCC)
   Newport Center III
   499 Washington Blvd
   Jersey City, NJ 07310          8.71%         --            --          --            --          --          --
US Bank
   Attn: ACM Dept
   PO box 1787
   Milwaukee, WI 53201              --          --          7.71%         --            --          --          --
Wachovia (NSCC)
   Attn: Commissions
   10700 Wheat First Dr.
   Glen Allen, VA 23060           6.36%         --            --          --          9.42%         --          --
WCMLLC
   Bldg. 181
   1525 West W.T. Harris
   Blvd.
   Charlotte, NC 28262              --          --            --          --            --          --       29.84%

TREASURY PORTFOLIO

                                  CASH                                 PERSONAL    PRIVATE
                               MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT    RESERVE    RESOURCE
                                 CLASS        CLASS        CLASS         CLASS       CLASS       CLASS      CLASS
      NAME AND ADDRESS         PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
        OF PRINCIPAL             OWNED       OWNED         OWNED       OWNED OF    OWNED OF    OWNED OF     OWNED
           HOLDER              OF RECORD    OF RECORD    OF RECORD      RECORD       RECORD     RECORD    OF RECORD
     -----------------        -----------  ----------  -------------  ----------  ----------  ----------  ----------
American Express
   301 N. Walnut St
   Wilmington, DE 19801                          --           7.58%         --          --          --          --
Bank of New York
   Attn: Frank Notaro
   One Wall Street
   2nd Floor
   New York, NY 10286             13.48%         --          10.71%         --       28.26%         --          --
Bear Stearns
   1 Metrotech Center North
   Brooklyn, NY 11021             42.69%      14.07%            --          --          --          --          --
Bank of New York Brussels
   Attn: Mario Bautista
   35 Avenue des Arts
   Brussels B-1040                34.62%         --             --          --          --          --          --
Carey and Company
   c/o Huntington Trust Co.
   7 Easton Oval
   Columbus, OH 43219                --          --             --          --          --          --        6.09%
CoBank CMP
   PO Box 5110
   Denver, CO 80217                  --          --             --        6.93%         --          --          --
Commerce Bank Corp
   101 Haddonfield Road
   2nd Floor
   Cherry Hill, NJ 08002             --          --             --          --          --       14.53%         --
FNBB - Metairie Bank
   Attn: Sheila Esteve
   PO Box 80579
   Baton Rouge, LA 70898             --          --             --          --          --        5.49%         --
Frost Direct
   Attn: Karen Banks
   PO Box 2358
   San Antonio, TX 78299             --          --             --       10.44%       8.21%         --          --
Frost Sweep
   Attn: Karen Banks
   PO Box 2358
   San Antonio, TX 78299             --          --             --       73.19%         --          --          --
Frost National
   Muir &Co
   C/O Frost
   PO Box 2479
   San Antonio, TX 78298             --          --          16.76%         --          --          --          --
Mellon
   Attn: Pam Palmer
   P.O. Box 710
   Pittsburgh, PA 15230              --       15.26%            --          --          --          --          --
Morgan Stanley
   Attn: Bill Cairney
   1 Pierrepont Plaza
   7th Floor
   Brooklyn, NY 11201                --          --           7.06%         --          --          --          --

                                  CASH                                 PERSONAL    PRIVATE
                               MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT    RESERVE    RESOURCE
                                 CLASS        CLASS        CLASS         CLASS       CLASS       CLASS      CLASS
      NAME AND ADDRESS         PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
        OF PRINCIPAL             OWNED       OWNED         OWNED       OWNED OF    OWNED OF    OWNED OF     OWNED
           HOLDER              OF RECORD    OF RECORD    OF RECORD      RECORD      RECORD      RECORD    OF RECORD
     -----------------        -----------  ----------  -------------  ----------  ----------  ----------  ----------
Pershing Omnibus
   Attn: Daniel Quinn
   1 Pershing Plaza
   Jersey City, NJ 07399            --          --           --            --          --        30.68%        --
Provident Savings Sweep
   Attn: Lorraine Rathjen
   830 Bergen Ave
   Jersey City, NJ 07306            --          --           --            --          --        40.30%        --
Road Runner & Co
   Josiah Quincy Bld 5N
   Newport Avenue
   N. Quincy, MA 02171              --          --         7.93%           --          --           --         --
Robert W. Baird (NSCC)
   PO Box 672
   777 E. Wisconsin Ave             --          --           --            --          --           --      15.72%
Milwaukee, WI 53202
Sovereign Bank, New England
   C/O Chase Enterprises
   280 Trumbull Street
   Hartford, CT 06103               --          --           --            --          --           --       5.79%
SunGuard
   Times Bldg.
   336 Fourth Ave
   Pittsburgh, PA 15222             --                     6.15%           --          --           --         --
Texas Treasury
   Attn: Lalo Torres
   208 E. 10th Street Room 402
   Austin, TX 78701                 --                     5.18%           --          --           --         --
US Bank
   1555 N. Rivercenter Dr
      Ste 302
   Milwaukee, WI 53212              --          --           --            --          --           --      40.64%
Wachovia (NSCC)
   10700 Wheat First Dr.
   Glen Allen, VA 23060             --          --           --            --          --           --       8.05%
WCMLLC
   Bldg. 1B1
   1525 West W.T. Harris Blvd.
   Charlotte, NC 28262              --       67.85%          --            --          --           --      12.49%
Zions
   Attn: Trust Dept - Liz King
   PO Box 30880
   Salt Lake City, UT 84130         --          --           --            --       34.21%          --         --
Zions
   Attn: Robyn Broadhead
   1 Main St
   Salt Lake City, UT 84111         --          --           --            --        8.21%          --         --

GOVERNMENT & AGENCY PORTFOLIO

                                  CASH                                 PERSONAL    PRIVATE
                               MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT    RESERVE    RESOURCE
                                 CLASS        CLASS        CLASS         CLASS       CLASS       CLASS      CLASS
      NAME AND ADDRESS         PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
        OF PRINCIPAL             OWNED       OWNED         OWNED       OWNED OF    OWNED OF    OWNED OF     OWNED
           HOLDER              OF RECORD    OF RECORD    OF RECORD      RECORD      RECORD      RECORD    OF RECORD
     -----------------        -----------  ----------  -------------  ----------  ----------  ----------  ----------
Bank of N.Y
   One Wall Street
   2nd Floor
   Attn: Frank Notaro
   New York, NY 10286             5.14%          --          --             --       35.09%        --          --
CoBank CMP
   PO Box 5110
   Denver, CO 80217              11.56%          --          --          11.95%         --         --          --
Commerce Bank Corp.
   101 Haddonfield Rd
   2nd Floor
   Cherry Hill, NJ 08002            --           --          --             --          --      54.41%         --
Community Bank
   Attn: Lisa Saunders
   500 S. Morgan
   Granbury, TX 76048               --           --          --          10.77%         --         --          --
Credit Suisse
   Attn: Eileen Duff
   Eleven Madison Ave.           20.96%          --          --             --          --         --          --
   New York, NY 10010
Drip Omnibus
   Attn: Antoinette Neal
   540 West Madison St.
      Suite 1035
   Chicago, IL 60661                --        39.09%         --             --          --         --          --
FNBB - American Bank & Trust
   1302 Scottsville Rd
   Bowling Green, KY 42103          --           --          --             --          --      25.82%         --
Frost Sweep
   Attn:  Karen Banks
   P.O. Box 2358
   San Antonio, TX 78299            --           --          --             --          --         --        5.97%
FSA
   Attn:  Fund Manager
   777 S. Figueroa Street
   Suite 3200
   Los Angeles, CA 90017          5.52%          --          --             --          --         --          --
Goldman Sachs GCS
   Attn:  Rene Godin
   71 South Wacker Drive
   Suite 50
   Chicago, IL 60606                --           --          --             --          --         --        5.07%
Guaranty Bank
   Buck Boyer
   8333 Douglas Ave.
   Suite 820
   Dallas, TX 75225                 --           --          --          22.86%       7.09%        --          --
Henderson Sub Accounts
   240 Water Street
   Henderson, NV 89015           11.90%          --          --             --          --         --          --
Huntington Investment
   Attn:  Stan Crisci
   201 N. Illinois Street
   Suite 1800
   Indianapolis, IN 46204           --           --          --             --        5.47%        --          --

                                  CASH                                 PERSONAL    PRIVATE
                               MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT    RESERVE    RESOURCE
                                 CLASS        CLASS        CLASS         CLASS       CLASS       CLASS      CLASS
      NAME AND ADDRESS         PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
        OF PRINCIPAL             OWNED       OWNED         OWNED       OWNED OF    OWNED OF    OWNED OF     OWNED
           HOLDER              OF RECORD    OF RECORD    OF RECORD      RECORD      RECORD     RECORD    OF RECORD
     -----------------        -----------  ----------  -------------  ----------  ----------  ----------  ----------
M&T Securities NSCC
   Appletree Business Pk.
   2875 Union Rd
   Suite 30-33
   Cheektowaga, NY 14277            --           --           --            --         --         --        23.06%
Morgan Keegan
   Attn: Mary K. Byrd
   150 Fourth Ave North Ste
      1500
   Nashville, TN 37219              --           --           --            --         --         --         5.63%
Nabank & Co.
  Attn:  Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101                   --           --           --            --         --         --         9.86%
Oklahoma
   2300 North Lincoln Blvd
   Room 217
   Attn:  Bill Fankhouser
   Oklahoma City, OK 73105          --           --         6.83%           --         --         --           --
Simmons First National
   Attn:  Neal Jenkins
   8315 Cantrel Road
   Suite 200
   Little Rock, AR 72227         17.77%          --           --            --         --         --           --
Sovereign Bank
   C/O. Chase Enterprises
   280 Trumbull Street
   Hartford, CT 06103               --           --           --            --         --         --        16.25%
Springfield Govt.
   Attn:  Brenda Stroh
   3400 West Wabash
   Springfield, IL 62707            --           --           --         26.10%        --         --           --
Star Financial Bank
   6230 Bluffton Road
   Ft. Wayne, IN 46809              --           --         9.28%           --         --         --           --
Sunguard
   Times Bldg.
   336 Fourth Ave
   Pittsburgh, PA 15222             --        17.76%          --            --         --         --           --
Texas Treasury
   Attn:  Lalo Torres/Kelly
    Tomkinson
   208 E. 10th Street
   Room 402
   Austin, TX 78701                 --           --        25.24%           --         --         --           --
Trust Manage Net
   Attn: Kevin Crawford
   4300 MacArthur Ave. Ste
      170
   Dallas, TX 75209                 --           --           --          6.44%        --         --           --
US Bank
   1555 N Rivercenter Dr Ste
      302
   Milwaukee, WI 53212              --           --           --            --         --         --         6.25%
Wachovia (NSCC)
   10700 Wheat First Dr.
   Glen Allen, VA 23060           7.45%       41.30%          --         13.88%      8.32%        --         9.37%

                                  CASH                                 PERSONAL    PRIVATE
                               MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT    RESERVE    RESOURCE
                                 CLASS        CLASS        CLASS         CLASS       CLASS       CLASS      CLASS
      NAME AND ADDRESS         PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
        OF PRINCIPAL             OWNED       OWNED         OWNED       OWNED OF    OWNED OF    OWNED OF     OWNED
           HOLDER              OF RECORD    OF RECORD    OF RECORD      RECORD      RECORD      RECORD    OF RECORD
     -----------------        -----------  ----------  -------------  ----------  ----------  ----------  ----------
Wilmington Trust Subs
   1100 North Market St.
   Wilmington, DE 19890            --           --           --            --        20.32%        --         --

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                  CASH                                 PERSONAL    PRIVATE
                               MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT    RESERVE    RESOURCE
                                 CLASS        CLASS        CLASS         CLASS       CLASS       CLASS      CLASS
      NAME AND ADDRESS         PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
        OF PRINCIPAL             OWNED       OWNED         OWNED       OWNED OF    OWNED OF    OWNED OF     OWNED
           HOLDER              OF RECORD    OF RECORD    OF RECORD      RECORD      RECORD      RECORD    OF RECORD
     -----------------        -----------  ----------  -------------  ----------  ----------  ----------  ----------
AIG Financial
   2300 Windy Ridge Pkwy
      Ste 1100
   Atlanta, GA 30339                --           --        6.01%            --           --         --         --
Bank of N.Y
   One Wall Street
   2nd Floor
   Attn:  Frank Notaro
   New York, NY 10286               --           --          --             --        20.91%        --         --
Fairfield Company
   Attn: David A. Schneider
   150 Danbury Rd
   Ridgefield, CT 06877             --           --          --             --         7.45%        --         --
Four Oaks
   P.O. Box 309
   Four Oaks, NC 27524              --           --          --             --           --      17.63%        --
Frost National
   Muir & Co.
   C/O Frost
   P.O. Box 2479
   San Antonio, TX 78298            --           --          --             --        25.42%        --         --
FSC
   Attn: Pam Dean
   2300 Windy Ridge Pkwy
      Ste 1100
   Atlanta, GA 30339                --           --        7.07%            --           --         --         --
Guaranty Bank
   Buck Boyer
   8333 Douglas, Ste 820            --           --          --           7.48%          --         --         --
   Dallas, TX 75225
Huntington Investment
   41 S. High Street
   Ninth Floor
   Columbus, OH 43287            10.74%          --          --             --        23.50%        --         --
Morgan Stanley Dean Witter
   Attn:  Bill Cairney
   1 Pierrepont Plaza
   7th Floor
   Brooklyn, NY 11201            85.47%          --       78.61%            --           --         --      58.36%
Nabank & Co.
   Attn:  Cathy Latimer
   P.O. Box 2180
   Tulsa, OK 74101                  --           --          --          90.50%          --         --       5.95%

                                  CASH                                 PERSONAL    PRIVATE
                               MANAGEMENT   CORPORATE  INSTITUTIONAL  INVESTMENT  INVESTMENT    RESERVE    RESOURCE
                                 CLASS        CLASS        CLASS         CLASS       CLASS       CLASS      CLASS
      NAME AND ADDRESS         PERCENTAGE  PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
        OF PRINCIPAL             OWNED       OWNED         OWNED       OWNED OF    OWNED OF    OWNED OF     OWNED
           HOLDER              OF RECORD    OF RECORD    OF RECORD      RECORD      RECORD      RECORD    OF RECORD
     -----------------        -----------  ----------  -------------  ----------  ----------  ----------  ----------
Sovereign Bank, New England
   C/O Chase Enterprises
   280 Trumbull Street
   Hartford, CT 06103             --             --          --            --          --           --       13.97%
Trust Manage Net
   Attn:  Kevin Crawford
   4300 MacArthur Avenue
   Suite 170, LB5
   Dallas, TX 75209               --             --          --            --          --        80.46%      18.26%
   UBS Financial (NSCC)
   Newport Center III
   499 Washington Blvd
   Jersey City, NJ 07310          --         100.00%         --            --          --           --          --
Wachovia (NSCC)
   Attn:  Commissions
   10700 Wheat First Dr.
   Glen Allen, VA 23060           --             --          --            --       10.59%          --          --
WCMLLC
   Bldg. 1B1 1525 West W.T
      Harris Blvd
   Charlotte, NC 28262            --             --          --            --        8.09%          --          --

MANAGEMENT OWNERSHIP

     As of December 3, 2007 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX G

                                 MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by each Portfolio, the amounts waived by AIM and the net fee paid by each Portfolio were as follows:

                         MANAGEMENT FEE PAYABLE                 MANAGEMENT FEE PAYABLE                 MANAGEMENT FEE PAYABLE
                 -------------------------------------  -------------------------------------  -------------------------------------
PORTFOLIO NAME       2007         2006         2005         2007         2006         2005         2007         2006         2005
--------------   -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Liquid Assets
   Portfolio     $32,853,305  $29,796,541  $27,871,580  $12,564,508  $12,836,243  $12,662,908  $20,288,797  $16,960,298  $15,208,672
STIC Prime
   Portfolio      11,812,872   11,529,681   11,018,543    5,144,943    5,409,562    5,384,841    6,667,929    6,120,119    5,633,702
Treasury
   Portfolio       8,370,866    7,714,862    7,851,345    3,769,413    3,882,342    4,291,403    4,601,453    3,832,520    3,559,942
Government &
   Agency
   Portfolio       2,888,608    2,711,936    2,428,450      938,531      984,201    1,155,340    1,950,077    1,727,735    1,273,110
Government
   TaxAdvantage
   Portfolio         708,216      387,171      311,404      678,136      387,171      311,404       30,080          -0-          -0-

                                   APPENDIX H

      CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS

1st Global Capital Corporation
A G Edwards & Sons, Inc.
ADP Broker Dealer, Inc.
Advantage Capital Corporation
American General Securities, Inc.
American Skandia Life Assurance Corporation
American United Life Insurance Company
Ameriprise Financial Services, Inc.
APS Financial
Associated Securities Corporation
AXA Advisors, LLC
Bank of New York
Bank of Oklahoma N.A.
BBVA Investments
Bear Stearns Securities Co
Brown Brothers Harriman
Cadaret Grant & Company, Inc.
Cambridge Investment Research, Inc.
Cantella
Cantor Fitzgerald
Centennial Bank
Charles Schwab & Company, Inc.
Chase Investment Services Corporation
Chicago Mercantile Exchange
Citigroup
CitiCorp Investment Services
Citigroup Global Markets, Inc.
Citistreet Equities LLC
Comerica Bank
Commonwealth Financial Network
Compass Brokerage, Inc.
Contemporary Financial Solutions, Inc.
Credit Suisse
CUNA Brokerage Services, Inc.
CUSO Financial Services, Inc.
Equity Services, Inc.
Fidelity Brokerage Services, LLC
Fidelity Institutional Operations Company, Inc.
Fifth Third Bank
Financial Network Investment Corporation
Fiserv
Frost Brokerage Services, Inc.
Frost National Bank
FSC Securities Corporation
Fund Services Advisors
Goldman Sachs
Great West Life & Annuity Company
Guaranty Bank & Trust
Guardian Insurance & Annuity Company, Inc.
GunnAllen Finanical
Harris Nesbitt Burns
H. D. Vest Investment Securities, Inc.
Hilliard Lyons, Inc.
Hornor Townsend & Kent, Inc.
Huntington
ING Financial Partners, Inc.
ING USA Annuity and Life Insurance Company
Intersecurities, Inc.
INVEST Financial Corporation, Inc.
Investment Centers of America, Inc.
Jefferson Pilot Securities Corporation
JM Lummis Securities
JP Morgan Chase
LaSalle
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, Inc.
Linsco/Private Ledger Corporation
M & I Trust
M & T Securities, Inc.
M M L Investors Services, Inc.
Matrix
McDonald Investments, Inc.
Mellon Financial
Merrill Lynch & Company, Inc.
Merrill Lynch Life Insurance Company
Metlife Securities, Inc.
Meyer Financial Group
Money Concepts Capital Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley
Morgan Stanley DW Inc.
Multi-Financial Securities Corporation
Mutual Service Corporation
N F P Securities, Inc.
NatCity Investments, Inc.
National Planning Corporation
Nationwide Investment Services Corporation
New England Securities Corporation
Next Financial Group, Inc.
Northwestern Mutual Investment Services
NYLIFE Distributors, LLC
Oppenheimer & Company, Inc.
Pershing LLC
PFS Investments, Inc.
Piper Jaffray & Company
PNC Capital Markets
Primevest Financial Services, Inc.
Proequities, Inc.
R B C Centura Securities, Inc.
R B C Dain Rauscher, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
Ross Sinclair and Associates
Royal Alliance Associates, Inc.
SCF Securities
S I I Investments, Inc.
Securities America, Inc.
Sentra Securities Corporation
Signator Investors, Inc.
Simmons 1st Investment Group
Spelman & Company, Inc.
State Farm VP Management Corp
State Street Bank & Trust Company
SunAmerica Securities, Inc.
SunGard Institutional Brokerage, Inc.
Sungard Investment Products, Inc.
SunTrust Bank, Central Florida, N.A.
SunTrust Robinson Humphrey
SWS Financial Services
The (Wilson) William Financial
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
Transamerica Life Insurance & Annuity Company
Trust Management Network
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
Union Bank of California
United Planner Financial Service
USAllianz Securities, Inc.
US Bank
UVEST Financial Services, Inc.
V S R Financial Services, Inc.
VALIC Financial Advisors, Inc.
vFinance Investments
Wachovia Capital Markets LLC
Wachovia Securities, LLC
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.
X C U Capital Corporation, Inc.
Zions Bank

                                   APPENDIX I

                          ADMINISTRATIVE SERVICES FEES

     The Portfolios paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:

PORTFOLIO NAME                         2007         2006         2005
--------------                      ----------   ----------   ----------
Liquid Assets Portfolio              1,167,066    1,105,931    1,061,705
STIC Prime Portfolio                   746,257      740,564      724,590
Treasury Portfolio                     677,417      664,297      657,877
Government & Agency Portfolio       $  585,519   $  562,552   $  517,425
Government TaxAdvantage Portfolio      149,426       50,000       50,000

                                   APPENDIX J

              PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

     During the last fiscal year ended August 31, 2007, the STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio did not purchase securities of its regular brokers or dealers.

     During the last fiscal year ended August 31, 2007, the Liquid Assets Portfolio purchased securities issued by the following companies, which are "regular" brokers or dealers of the Liquid Assets Portfolio.


                                 MARKET VALUE AS OF
ISSUER                SECURITY     AUGUST 31, 2007
------                --------   ------------------
Goldman Sachs Group     Debt        $ 150,000,000

                                   APPENDIX K

    AMOUNTS PAID TO FUND MANAGEMENT COMPANY(1) PURSUANT TO DISTRIBUTION PLANS

     A list of amounts paid by each class of shares of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio to Fund Management Company pursuant to the Plans for the year or period ended August 31, 2007, are as follows:

LIQUID ASSETS PORTFOLIO

CLASS                           AMOUNT
-----                         ----------
Cash Management Class......   $2,400,622
Corporate Class............      145,629
Personal Investment Class..      376,061
Private Investment Class...    3,001,688
Reserve Class..............      320,297
Resource Class.............    2,300,400

STIC PRIME PORTFOLIO

CLASS                           AMOUNT
-----                         ----------
Cash Management Class......   $1,381,917
Corporate Class............       98,994
Personal Investment Class..    1,888,295
Private Investment Class...    1,995,709
Reserve Class..............      391,605
Resource Class.............      722,647

TREASURY PORTFOLIO

CLASS                           AMOUNT
-----                         ----------
Cash Management Class......   $1,366,694
Corporate Class............       25,521
Personal Investment Class..    1,908,762
Private Investment Class...    2,690,644
Reserve Class..............      835,749
Resource Class.............      591,741

----------
(1) Effective December 7, 2007, A I M Distributors, Inc., as successor to Fund Management Company, became the distributor of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

CLASS                           AMOUNT
-----                         ----------
Cash Management Class......   $  528,188
Corporate Class............       23,800
Personal Investment Class..      147,394
Private Investment Class...    1,557,963
Reserve Class..............      234,246
Resource Class.............      500,969

GOVERNMENT TAXADVANTAGE PORTFOLIO

CLASS                          AMOUNT
-----                         --------
Cash Management Class.....    $ 61,718
Corporate Class...........           4
Personal Investment Class.      45,429
Private Investment Class..     121,629
Reserve Class.............     104,688
Resource Class............      92,974

                                   APPENDIX L

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

     An estimate by activity of the allocation of actual fees paid by each class of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio during the year or period ended August 31, 2007, are as follows:

LIQUID ASSETS PORTFOLIO

                              UNDERWRITERS      DEALERS
                              COMPENSATION   COMPENSATION
                              ------------   ------------
Cash Management Class......     $     --      $2,400,622
Corporate Class............          121         145,508
Personal Investment Class..       97,464         278,597
Private Investment Class...      380,474       2,621,214
Reserve Class..............       45,528         274,769
Resource Class.............       17,493       2,282,907

STIC PRIME PORTFOLIO

                              UNDERWRITERS      DEALERS
                              COMPENSATION   COMPENSATION
                              ------------   ------------
Cash Management Class......     $  9,303      $1,372,614
Corporate Class............           76          98,918
Personal Investment Class..      374,876       1,513,419
Private Investment Class...      245,226       1,750,483
Reserve Class..............       44,843         346,762
Resource Class.............        6,101         716,546

TREASURY PORTFOLIO

                              UNDERWRITERS      DEALERS
                              COMPENSATION   COMPENSATION
                              ------------   ------------
Cash Management Class......     $     --      $1,366,694
Corporate Class............           86          25,435
Personal Investment Class..      387,253       1,521,509
Private Investment Class...      104,720       2,585,924
Reserve Class..............       93,308         742,441
Resource Class.............           --         591,741

GOVERNMENT & AGENCY PORTFOLIO

                              UNDERWRITERS      DEALERS
                              COMPENSATION   COMPENSATION
                              ------------   ------------
Cash Management Class......     $  2,445      $  525,743
Corporate Class............           21          23,779
Personal Investment Class..       29,075         118,319
Private Investment Class...      105,244       1,452,719
Reserve Class..............       10,880         223,366
Resource Class.............        1,340         499,629

GOVERNMENT TAXADVANTAGE PORTFOLIO

                              UNDERWRITERS      DEALERS
                              COMPENSATION   COMPENSATION
                              ------------   ------------
Cash Management Class......      $ 6,413       $ 55,305
Corporate Class............           --              4
Personal Investment Class..       12,381         33,048
Private Investment Class...          184        121,445
Reserve Class..............       14,189         90,499
Resource Class.............           --         92,974

                                  APPENDIX M-1

                    PENDING LITIGATION ALLEGING MARKET TIMING

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, Invesco, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived (with the exception of the Sayegh lawsuit discussed below).

     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL

     MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY

     MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange

     Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND

     (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
     Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO

     SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3,

     2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     ANNE G. PERENTESIS (WIDOW) V. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case No. 080400228152005), filed on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs and expenses.

     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.

     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD.,

     CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

     On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative (Essenmacher) and class action (Lepera) lawsuits. The MDL Court dismissed all derivative causes of action in the Essenmacher lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the Lepera class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. On June 14, 2006, the MDL Court entered an order dismissing the Section 48 claim in the derivative (Essenmacher) lawsuit. Based on the MDL Court's March 1, 2006 and June 14, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. Defendants filed their Original Answer in the class action (Lepera) lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative (Essenmacher) lawsuit. The Plaintiffs in the class action (Lepera) lawsuit stipulated that their claims against AIM, ADI and AIM Investment Services, Inc. ("AIS") are based solely on successor liability for alleged timing in the AIM Funds formerly advised by IFG and that they are not making any claims based on alleged timing in the other AIM Funds. Based upon this stipulation, AIM withdrew its pending Motion to Dismiss the claims against AIM, ADI and AIS. On July 3, 2007, the Defendants filed an Omnibus Motion to Dismiss in both the class action (Lepera) and derivative (Essenmacher) lawsuits based on Plaintiffs' lack of standing to sue for injuries to funds the Plaintiffs do not own. On October 19, 2007, Judge Motz for the MDL Court denied the Defendants' Motion to Dismiss.

     On September 15, 2006, Judge Motz for the MDL Court granted the INVESCO Defendants' motion to dismiss the ERISA (Calderon) lawsuit and dismissed such lawsuit. The Plaintiff has commenced an appeal from Judge Motz's decision.

                                  APPENDIX M-2

      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived.

     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by Plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal District Court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. On August 27, 2005, Plaintiffs filed their Notice of Appeal. On September 2, 2005, the Federal Appellate Court consolidated the nine cases on this subject matter, including the case against AIM. AIM has submitted a statement to the Federal Appellate Court asserting that the U.S. Supreme Court's holding in the Dabit case mandates the dismissal of the Plaintiffs' appeals. The appeals were vacated and the suit remanded back to Illinois state court. The Defendants removed the suit to Federal District Court and the parties are contesting whether the proper venue for this action is the Federal District Court or the Illinois state court. On July 17, 2007, the Court lifted the Stay and ordered this case remanded back to Illinois State Court. On August 10, 2007, the Defendants filed their Motion to Dismiss this suit in the Illinois State Court.

     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                     PART C
                                OTHER INFORMATION

Item 23.                  Exhibits


a   (1)     -     (a)   Amended and Restated Agreement and Declaration of Trust
                   of Registrant dated September 14, 2005.(21)


            -     (b)   Amendment No. 1, dated May 24, 2006, to the Amended and
                  Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(19)

            -     (c)   Amendment No. 2, dated July 5, 2006, to the Amended and
                  Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(19)


            -     (d)   Amendment No. 3, dated October 30, 2007, to the Amended
                  and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(21)



            -     (e)   Amendment No. 4, dated December 13, 2007, to the Amended
                  and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(21)


b   (1)     -     (a)   Amended and Restated Bylaws of Registrant, adopted
                  effective September 14, 2005.(17)


            -     (b)   Amendment, adopted August 1, 2006, to Amended and
                  Restated Bylaws of Registrant.(19)



            -     (c)   Amendment No. 2 to Amended and Restated Bylaws of
                  Registrant, adopted effective March 23, 2007.(21)


c           -     Articles II, VI, VII, VIII and IX of the Amended and Restated
                  Agreement and Declaration of Trust, as amended, and Articles
                  IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.


d   (1)     -     (a)   Master Investment Advisory Agreement, dated June 1,
                  2000, between A I M Advisors, Inc. and Registrant.(8)

            -     (b)   Amendment No. 1, dated January 1, 2002, to the Master
                  Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(12)

            -     (c)   Amendment No. 2, dated November 24, 2003, to the Master
                  Investment Advisory Agreement, dated June 1, 2000, between
                  A I M Advisors, Inc. and Registrant.(15)


            -     (d)   Amendment No. 3, dated October 30, 2007, to the Master
                  Investment Advisory Agreement, dated June 1, 2000, between
                  A I M Advisors, Inc. and Registrant.(21)


e   (1)     -     (a)   First Amended and Restated Master Distribution
                  Agreement, dated July 1, 2000, between Fund Management Company and Registrant.(8)

            -     (b)   Amendment No. 1, dated March 2, 2001, to the First
                  Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Fund Management Company and Registrant.(10)

            -     (c)   Amendment No. 2, dated November 24, 2003, to the First
                  Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Fund Management Company and Registrant.(15)

            -     (d)   Amendment No. 3, dated February 25, 2005, to the First
                  Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Fund Management Company and Registrant.(17)


            -     (e)   Amendment No. 4, dated October 30, 2007, to the First
                  Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Fund Management Company and Registrant.(21)



    (2)     -     (a)   Master Distribution Agreement, dated December 10, 2007,
                  between A I M Distributors, Inc. and Registrant.(21)



            -     (b)   Amendment No. 1, dated December 13, 2007, to the Master
                  Distribution Agreement, dated December 10, 2007, between
                  A I M Distributors, Inc. and Registrant.(21)


f   (1)     -     AIM Funds Retirement Plan for Eligible Directors/Trustees, as
                  restated January 1, 2005.(20)


    (2)     -     (a)   Form of Trustee Deferred Compensation Agreement for
                  Registrant's Non-Affiliated Trustees, as amended September 26,
                  2002.(14)



            -     (b)   Form of Supplement to Deferred Compensation Plans, dated
                  January 1, 2005.(21)


g   (1)     -     (a)   Custodian Agreement, dated October 15, 1993, between The
                  Bank of New York and Registrant.(1)

            - (b) Amendment, dated July 30, 1996, to the Custodian Agreement, dated October 15, 1993, between The Bank of New York and Registrant.(2)

h   (1)     -     (a)   Transfer Agency and Service Agreement, dated
                  December 29, 1997, between AIM Investment Services, Inc.
                  (formerly known as A I M Fund Services, Inc.) and
                  Registrant.(3)

            -     (b)   Amendment No. 1, dated January 1, 1999, to the Transfer
                  Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. (formerly known as A I M Fund Services, Inc.) and Registrant.(3)

            -     (c)   Amendment No. 2, dated July 1, 1999, to the Transfer
                  Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. (formerly known as A I M Fund Services, Inc.) and Registrant.(5)

            -     (d)   Amendment No. 3, dated July 1, 2005, to the Transfer
                  Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. and Registrant.(18)

            -     (e)   Amendment No. 4, dated July 1, 2006, to the Transfer
                  Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. and Registrant.(19)

    (2)     -     Second Amended and Restated Master Administrative Services
                  Agreement, dated July 1, 2006, between A I M Advisors, Inc.
                  and Registrant.(19)



    (3)     -     Memorandum of Agreement related to expense limitations, dated
                  July 1, 2007, between Registrant and A I M Advisors, Inc.(21)



    (4)     -     Memorandum of Agreement related to 12b-1 fee waivers, dated
                  July 1, 2007, between Registrant and Fund Management
                  Company.(21)



    (5)     -     Memorandum of Agreement related to 12b-1 fee waivers, dated
                  December 7, 2007, between Registrant and A I M  Distributors,
                  Inc.(21)



    (6)     -     Memorandum of Agreement regarding Affiliated Money Market Fund
                  Waiver, dated July 1, 2007, between Registrant and A I M
                  Advisors, Inc.(21)



    (7)     -     Third Amended and Restated Memorandum of Agreement regarding securities lending waiver, dated July 1, 2007, between Registrant and A I M Advisors, Inc.(21)



    (8)     -     Third Amended and Restated Interfund Loan Agreement, dated
                  December 30, 2005, between Registrant and AIM Advisors,
                  Inc.(20)



    (9)     -     Agreement and Plan of Reorganization, dated July 30, 2003, between Short-Term Investments Co., a Maryland corporation, and Short-Term Investments Trust, a Delaware statutory trust previously filed with the Proxy Statement of Short-Term
                  Investments Co. on August 1, 2003 is incorporated herein by reference.


i           -     Legal Opinion -- None


j   (1)     -     Consent of Ballard Spahr Andrews & Ingersoll, LLP.(21)



    (2)     -     Consent of PricewaterhouseCoopers LLP.(21)



k           -     Financial Statements for the period ended August 31, 2007 are incorporated by reference to the Fund's annual reports to shareholders contained in the Registration Form N-CSR filed on November 9, 2007.(21)


l           -     Agreement Concerning Initial Capitalization -- None.


m   (1)     -     (a)   Third Amended and Restated Master Distribution Plan
                  pursuant to Rule 12b-1, effective as of December 7, 2007.(21)



            -     (b)   Amendment No. 1, dated December 13, 2007, to the Third
                  Amended and Restated Master Distribution Plan pursuant to Rule 12b-1, effective as of December 10, 2007.(21)



    (2)     -     Master Related Agreement to Third Amended and Restated Master
                  Distribution Plan.



    (3)     -     (a)   Form of Shareholder Service Agreement to be used in
                  connection with Registrant's Amended and Restated Master
                  Distribution Plan, as amended.(4)


            -     (b)   Form of Shareholder Services Agreement to be used in
                  connection with Registrant's Amended and Restated Master Distribution Plan, as amended.(6)

             - (c) Form of Shareholder Service Agreement for Broker Dealers and Banks to be used in connection with Registrants Amended and Restated Master Distribution Plan, as amended.(15)


n   (1)      -     (a) Twelfth Amended and Restated Multiple Class Plan of The
                   AIM Family of Funds--Registered Trademark--, effective
                   December 12, 2001, and as further amended and restated as of December 7, 2007.(21)



             - (b) Thirteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds--Registered Trademark--, effective December 12, 2001, and as further amended and restated as of December 13, 2007.(21)


o            -     Reserved.

p   (1)      -     (b) AIM Funds, A I M Management Group Inc. Code of Ethics,
                   adopted May 1, 1981, as last amended effective February 16, 2006, relating to A I M Management Group Inc., A I M
                   Advisors, Inc., A I M Capital Management, Inc., AIM Private
                   Asset Management, Inc., A I M Distributors, Inc., Fund
                   Management Company and all of their wholly owned and indirect subsidiaries.(19)


q            -     Powers of Attorney for Baker, Bayley, Bunch, Crockett,
                   Dowden, Fields, Flanagan, Frischling, Mathai-Davis, Pennock,
                   Quigley, Soll, Stickel, and Taylor. (21)


---------------
  (1) Incorporated herein by reference to PEA No. 27, filed electronically on November 14, 1994.
  (2) Incorporated herein by reference to PEA No. 29, filed electronically on December 18, 1996.
  (3) Incorporated herein by reference to PEA No. 30, filed electronically on December 17, 1997.
  (4) Incorporated herein by reference to PEA No. 32, filed electronically on November 25, 1998.
  (5) Incorporated herein by reference to PEA No. 33, filed electronically on November 8, 1999.
  (6) Incorporated herein by reference to PEA No. 34, filed electronically on March 31, 2000.
  (7) Incorporated herein by reference to PEA No. 35, filed electronically on May 24, 2000.
  (8) Incorporated herein by reference to PEA Nos. 36, 37 and 38, filed electronically on December 29, 2000.
  (9) Incorporated herein by reference to PEA No. 40, filed electronically on February 16, 2001.
  (10) Incorporated herein by reference to PEA No. 41, filed electronically on October 1, 2001.
  (11) Incorporated herein by reference to PEA No. 42, filed electronically on October 30, 2001.
  (12) Incorporated herein by reference to PEA No. 44, filed electronically on December 18, 2002.
  (13) Incorporated herein by reference to PEA No. 45, filed electronically on August 28, 2003.
  (14) Incorporated herein by reference to PEA 47, filed electronically on November 21, 2003.
  (15) Incorporated herein by reference to PEA 48, filed electronically on December 2, 2004.
  (16) Incorporated herein by reference to PEA 49, filed electronically on February 25, 2005.
  (17) Incorporated herein by reference to PEA 50, filed electronically on October 20, 2005.
  (18) Incorporated herein by reference to PEA 51, filed electronically on December 19, 2006.
  (19) Incorporated herein by reference to PEA 52, filed electronically on October 13, 2006.

  (20) Incorporated herein by reference to PEA 53, filed electronically on December 14, 2006


  (21)  Filed herewith electronically.


Item 24. Persons Controlled by or Under Common Control With the Fund

                    None.

Item 25.                  Indemnification



                    Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant's Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under the Amended and Restated Agreement and Declaration of Trust, amended and restated effective as of September 14, 2005, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant's Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).


                    The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with a $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

                    Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impact liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.


                    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and will be governed by final adjudication of such issue.

Item 26.                  Business and Other Connections of Investment Advisor

                    The only employment of a substantial nature of AIM's directors and officers is with AIM and its affiliated companies. Reference is also made to the caption "Fund Management -- The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management of the Trust" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.                  Principal Underwriters


(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

                    AIM Core Allocation Portfolio Series
                    AIM Counselor Series Trust
                    AIM Equity Funds
                    AIM Funds Group
                    AIM Growth Series
                    AIM International Mutual Funds
                    AIM Investment Funds
                    AIM Investment Securities Funds
                    AIM Sector Funds
                    AIM Special Opportunities Funds
                    AIM Stock Funds
                    AIM Summit Fund
                    AIM Tax-Exempt Funds
                    AIM Treasurer's Series Trust
                    AIM Variable Insurance Funds
                    PowerShares Exchange-Traded Fund Trust
                    PowerShares Global Exchange-Traded Fund Trust
                    Tax-Free Investments Trust



(b) The following table sets forth information with respect to each director, officer or partner of A I M Distributors, Inc.

Name and Principal             Position and Offices with                      Positions and Offices
Business Address*                     Underwriter                                with Registrant
------------------             -------------------------                      ---------------------
Philip A. Taylor             Director                                   Trustee & Executive Vice President

John S. Cooper               President                                  None

Karen Dunn Kelley            Executive Vice President                   Principal Executive Officer &
                                                                        President

Brian Lee                    Executive Vice President                   None

Ben Utt                      Executive Vice President                   None

Patrick R. Bray              Senior Vice President                      None

Michael A. Bredlau           Senior Vice President                      None

H. Scott Caven               Senior Vice President                      None

LuAnn S. Katz                Senior Vice President                      None

Ivy B. McLemore              Senior Vice President                      None

William Hoppe, Jr.           Executive Vice President                   None

Lyman Missimer III           Senior Vice President                      Assistant Vice President

David J. Nardecchia          Senior Vice President                      None

Margaret A. Vinson           Senior Vice President                      None

Gary K. Wendler              Director and Senior Vice President         None

Scott B. Widder              Senior Vice President                      None

John M. Zerr                 Director, Senior Vice President &          Senior Vice President, Chief Legal
                             Secretary                                  Officer & Secretary

David A. Hartley             Chief Financial Officer & Treasurer        None

Rebecca Starling-Klatt       Chief Compliance Officer & Assistant       None
                             Vice President

Lance A. Rejsek              Anti-Money Laundering Compliance           Anti-Money Laundering Compliance
                             Officer                                    Officer


-----------------

*    11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)              None.

Item 28.               Location of Accounts and Records

                 A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.


Item 29.               Management Services

                 None.

Item 30.               Undertakings


                 Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 18th day of December, 2007.

                                        REGISTRANT: SHORT-TERM INVESTMENTS TRUST


                                        By: /s/ Karen Dunn Kelley
                                            ------------------------------------
                                            Karen Dunn Kelley, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         SIGNATURES                                  TITLE                       DATE
         ----------                                  -----                       ----
     /s/ Karen Dunn Kelley                        President                December 18, 2007
-----------------------------------      (Principal Executive Officer)
     (Karen Dunn Kelley)

     /s/ Bob R. Baker*                              Trustee                December 18, 2007
-----------------------------------
        (Bob R. Baker)

     /s/ Frank S. Bayley*                           Trustee                December 18, 2007
-----------------------------------
       (Frank S. Bayley)

     /s/ James T. Bunch*                            Trustee                December 18, 2007
-----------------------------------
       (James T. Bunch)

     /s/ Bruce L. Crockett*                     Chair & Trustee            December 18, 2007
-----------------------------------
      (Bruce L. Crockett)

     /s/ Albert R. Dowden*                          Trustee                December 18, 2007
-----------------------------------
      (Albert R. Dowden)

     /s/ Jack M. Fields*                            Trustee                December 18, 2007
-----------------------------------
       (Jack M. Fields)

     /s/ Martin L. Flanagan*                        Trustee                December 18, 2007
-----------------------------------
      (Martin L. Flanagan)

     /s/ Carl Frischling*                           Trustee                December 18, 2007
-----------------------------------
       (Carl Frischling)

     /s/ Prema Mathai-Davis*                        Trustee                December 18, 2007
-----------------------------------
     (Prema Mathai-Davis)

     /s/ Lewis F. Pennock*                          Trustee                December 18, 2007
-----------------------------------
      (Lewis F. Pennock)

     /s/ Ruth H. Quigley*                           Trustee                December 18, 2007
-----------------------------------
      (Ruth H. Quigley)

     /s/ Larry Soll*                                Trustee                December 18, 2007
-----------------------------------
         (Larry Soll)

     /s/ Raymond Stickel, Jr.*                      Trustee                December 18, 2007
-----------------------------------
    (Raymond Stickel, Jr.)

     /s/ Philip A. Taylor*                        Trustee &                December 18, 2007
-----------------------------------        Executive Vice President
     (Philip A. Taylor)


   /s/ Sidney M. Dilgren                  Vice President & Treasurer       December 18, 2007
-----------------------------------        (Principal Financial and
     (Sidney M. Dilgren)                      Accounting Officer)


*By     /s/ Philip A. Taylor
    -------------------------------
          Philip A. Taylor
          Attorney-in-Fact

* Philip A. Taylor, pursuant to powers of attorney dated April 23, 2007, filed herewith.

                                      INDEX

Exhibit
Number                   Description
-------                  -----------
a(1)(a)                  Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14,
                         2005

a(1)(d)                  Amendment No. 3, dated October 30, 2007, to the Amended and Restated Agreement and
                         Declaration of Trust of Registrant dated September 14, 2005

a(1)(e)                  Amendment No. 4, dated December 13, 2007, to the Amended and Restated Agreement and
                         Declaration of Trust of Registrant dated September 14, 2005

b(1)(c)                  Amendment No. 2 to Amended and Restated Bylaws of Registrant, adopted effective March 23,
                         2007

d(1)(d)                  Amendment No. 3, dated October 30, 2007, to the Master Investment Advisory Agreement, dated
                         June 1, 2000, between A I M Advisors, Inc. and Registrant

e(1)(e)                  Amendment No. 4, dated October 30, 2007, to the First Amended and Restated Master
                         Distribution Agreement, dated July 1, 2000, between Fund Management Company and Registrant

e(2)(a)                  Master Distribution Agreement, dated December 7, 2007, between A I M Distributors, Inc. and
                         Registrant

e(2)(b)                  Amendment No. 1, dated December 13, 2007, to the Master Distribution Agreement, dated
                         December 10, 2007, between A I M Distributors, Inc. and Registrant

f(2)(b)                  Form of Supplement to Deferred Compensation Plans, dated January 1, 2005

h(3)                     Memorandum of Agreement related to expense limitations, dated July 1, 2007, between
                         Registrant and A I M Advisors, Inc.

h(4)                     Memorandum of Agreement related to 12b-1 fee waivers, dated July 1, 2007, between
                         Registrant and Fund Management Company

h(5)                     Memorandum of Agreement related to 12b-1 fee waivers, dated December 7, 2007, between
                         Registrant and A I M Distributors, Inc.

h(6)                     Memorandum of Agreement regarding Affiliated Money Market Fund Waiver, dated July 1, 2007, between Registrant and A I M Advisors, Inc.

h(7)                     Third Amended and Restated Memorandum of Agreement regarding securities lending waiver, dated July 1, 2007, between Registrant and A I M Advisors, Inc.

j(1)                     Consent of Ballard Spahr Andrews & Ingersoll, LLP

j(2)                     Consent of PricewaterhouseCoopers LLP

m(1)(a)                  Third Amended and Restated Master Distribution Plan pursuant to Rule 12b-1, effective as of
                         December 7, 2007

m(1)(b)                  Amendment No. 1, dated December 13, 2007, to the Third Amended and Restated Master
                         Distribution Plan pursuant to Rule 12b-1, effective as of December 10, 2007

m(2)                     Master Related Agreement to Third Amended and Restated Master Distribution Plan

n(1)(a)                  Twelfth Amended and Restated Multiple Class Plan of The AIM Family of
                         Funds--Registered Trademark--, effective December 12, 2001, and as further amended and restated as of December 7, 2007

n(1)(b)                  Thirteenth Amended and Restated Multiple Class Plan of The AIM Family of
                         Funds--Registered Trademark--, effective December 12, 2001, and as further amended and restated as of December 13, 2007

q                        Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan,
                         Frischling, Mathai-Davis, Pennock, Quigley, Soll, Stickel, and Taylor